UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders

U.S. Strategic Equity Fund

RIFAX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$46	0.88%

Key Fund Statistics

  Net Assets (thousands)$660,802
  Total Number of Portfolio Holdings 515
  Total Advisory Fees Paid (thousands) $2,194
  Portfolio Turnover Rate28%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Securities Sold Short	(6.1)%
Short-Term Investments	2.8%
Common Stocks	103.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	44.4%
Financial Services	13.8%
Consumer Discretionary	12.9%
Health Care	10.5%
Producer Durables	8.4%
Materials and Processing	3.8%
Energy	3.4%
Utilities	3.1%
Consumer Staples	2.9%
Other	(3.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

U.S. Small Cap Equity Fund

RIFBX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$60	1.07%

Key Fund Statistics

  Net Assets (thousands)$244,880
  Total Number of Portfolio Holdings 1,182
  Total Advisory Fees Paid (thousands) $941
  Portfolio Turnover Rate46%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.2%
Securities Sold Short	(3.4)%
Short-Term Investments	5.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	19.3%
Financial Services	19.1%
Health Care	18.2%
Technology	13.7%
Consumer Discretionary	9.6%
Materials and Processing	8.1%
Energy	4.9%
Utilities	2.7%
Consumer Staples	2.2%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

International Developed Markets Fund

RIFCX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$50	0.97%

Key Fund Statistics

  Net Assets (thousands)$399,390
  Total Number of Portfolio Holdings 574
  Total Advisory Fees Paid (thousands) $1,634
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.0%
Preferred Stocks	0.7%
Short-Term Investments	3.0%
Common Stocks	94.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.9%
United Kingdom	10.7%
France	9.1%
Germany	6.6%
United States	6.2%
Netherlands	5.4%
Canada	5.1%
Italy	3.9%
Switzerland	3.9%
Taiwan	3.5%
Other Common Stocks	23.0%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Strategic Bond Fund

RIFDX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$32	0.64%

Key Fund Statistics

  Net Assets (thousands)$852,980
  Total Number of Portfolio Holdings 988
  Total Advisory Fees Paid (thousands) $2,304
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Investments in Affiliated Funds	1.5%
Short-Term Investments	14.4%
Long-Term Fixed Income Investments	83.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	26.2%
Mortgage-Backed Securities	23.6%
International Debt	12.3%
United States Government Treasuries	10.4%
Asset-Backed Securities	5.9%
Non-US Bonds	4.9%
United States Government Agencies	0.1%
Other	16.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Global Real Estate Securities Fund

RIFSX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$47	0.90%

Key Fund Statistics

  Net Assets (thousands)$1,033,826
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $4,054
  Portfolio Turnover Rate43%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.6%
Short-Term Investments	3.4%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.1%
Japan	7.6%
Australia	5.8%
United Kingdom	4.0%
Singapore	3.0%
Hong Kong	2.7%
France	2.3%
Germany	1.9%
Belgium	1.4%
Canada	1.4%
Other Common Stocks	2.8%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Moderate Strategy Fund

RIFGX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7	0.14%

Key Fund Statistics

  Net Assets (thousands)$65,072
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.4%
International Equities	20.8%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Balanced Strategy Fund

RIFHX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7	0.14%

Key Fund Statistics

  Net Assets (thousands)$224,215
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $44
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	35.8%
Fixed Income	32.1%
Domestic Equities	21.3%
Multi-Asset	6.9%
Alternative	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Aggressive Strategy Fund

RIFIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$8	0.15%

Key Fund Statistics

  Net Assets (thousands)$191,232
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $40
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.2%
Domestic Equities	32.9%
Fixed Income	14.0%
Multi-Asset	8.0%
Alternative	4.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Equity Aggressive Strategy Fund

RIFJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$8	0.15%

Key Fund Statistics

  Net Assets (thousands)$56,310
  Total Number of Portfolio Holdings 10
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	43.1%
Domestic Equities	38.8%
Multi-Asset	7.9%
Alternative	5.4%
Fixed Income	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Item 2. Code of Ethics.

Annual Report Only

Item 3. Audit Committee Financial Expert.

Annual Report Only

Item 4. Principal Accountant Fees and Services.

Annual Report Only

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments.

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
JUNE 30, 2026
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund (Form N-CSR Item 7) 3
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 17
International Developed Markets Fund (Form N-CSR Item 7) 37
Strategic Bond Fund (Form N-CSR Item 7) 55
Global Real Estate Securities Fund (Form N-CSR Item 7) 89
Notes to Schedules of Investments (Form N-CSR Item 7) 100
Notes to Financial Highlights (Form N-CSR Item 7) 102
Notes to Financial Statements (Form N-CSR Item 7) 103
Affiliated Brokerage Transactions (Form N-CSR Item 7) 123
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 124
Adviser, Money Managers and Service Providers 135
Russell Investment Funds
Semi-annual Financial Statements and Other Information
June 30, 2026 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investment group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.2%
Consumer Discretionary - 12.9%
Abercrombie & Fitch Co. Class A(Æ) 11,442 1,030
Amazon.com, Inc.(Æ)(Ð)(Û) 98,640 23,510
Atkore, Inc. 5,953 453
Autoliv, Inc.(Ð) 1,602 186
AutoZone, Inc.(Æ)(Ð) 829 2,649
Axon Enterprise, Inc.(Æ) 823 461
Best Buy Co., Inc. 6,022 457
Callaway Golf Co.(Æ) 28,278 531
Carnival Corp., Ltd. 15,648 447
Carvana Co.(Æ)(Ð) 4,423 291
Cava Group, Inc.(Æ) 10,468 822
Charter Communications, Inc. Class A(Æ) 1,129 161
Chipotle Mexican Grill, Inc. Class A(Æ) 46,743 1,589
Comcast Corp. Class A 97,155 2,385
Costco Wholesale Corp. 3,739 3,498
Curtiss-Wright Corp. 694 526
Dana, Inc. 6,283 171
Deckers Outdoor Corp.(Æ)(Ð) 12,291 1,220
Diageo PLC - ADR 13,305 1,069
Dillard's, Inc. Class A(Ð) 366 193
Dollar General Corp. 15,713 1,809
Domino's Pizza, Inc. 3,190 944
DraftKings, Inc. Class A(Æ) 33,894 856
Expedia Group, Inc. 1,360 348
Ford Motor Co. 37,187 517
Gap, Inc. (The) 12,160 227
General Motors Co.(Û) 50,399 3,885
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 34,322 227
Hilton Worldwide Holdings, Inc. 1,526 504
Home Depot, Inc. (The) 3,737 1,318
Las Vegas Sands Corp.(Ð) 22,997 1,062
Lear Corp. 9,758 1,308
Lennar Corp. Class A 3,194 289
Lowe's Cos., Inc. 9,677 2,134
Lululemon Athletica, Inc.(Æ)(Ð) 6,495 742
Marriott International, Inc. Class A 4,037 1,496
McDonald's Corp. 7,165 1,937
Netflix, Inc. Class B(Æ) 17,878 1,277
NIKE, Inc. Class B 7,193 295
O'Reilly Automotive, Inc.(Æ) 20,174 1,858
Polaris, Inc. 11,580 793
RH(Æ)(Ð) 2,762 455
Royal Caribbean Cruises, Ltd. 2,184 693
Space Exploration Technologies Corp. Class
A(Æ) 2,667 456
Target Corp.(Û) 16,546 2,161
Tesla, Inc.(Æ) 12,660 5,325
TJX Cos., Inc. (The) 4,622 700
Tractor Supply Co.(Ð) 24,260 767
Versant Media Group, Inc. 18,623 671
Walmart, Inc. 29,783 3,373
Walt Disney Co. (The) 28,224 2,717
Warner Music Group Corp. Class A 19,206 520
Wayfair, Inc. Class A(Æ) 6,773 626
Whirlpool Corp. 10 —
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams-Sonoma, Inc.(Ð) 3,819 890
Yum! Brands, Inc. 2,659 425
85,254
Consumer Staples - 2.9%
Altria Group, Inc. 9,090 654
Archer-Daniels-Midland Co.(Ð)(Û) 22,523 1,721
Casey's General Stores, Inc. 875 695
Coca-Cola Co. (The) 11,209 911
Estee Lauder Cos., Inc. (The) Class A(Ð) 15,940 1,258
Kenvue, Inc. 12,327 236
Kimberly-Clark Corp. 16,718 1,835
Kroger Co. (The) 45,072 2,503
Mondelez International, Inc. Class A 9,725 563
Monster Beverage Corp.(Æ) 27,604 2,653
PepsiCo, Inc. 6,077 823
Philip Morris International, Inc. 6,480 1,172
Procter & Gamble Co. (The) 7,939 1,164
Smithfield Foods, Inc. 3,262 79
Sysco Corp.(Û) 17,777 1,486
Tyson Foods, Inc. Class A 22,012 1,260
United Natural Foods, Inc.(Æ)(Ð) 3,277 150
19,163
Energy - 3.4%
Baker Hughes Co. 29,487 1,637
BP PLC - ADR 26,257 970
Canadian Natural Resources, Ltd. 32,681 1,291
Chevron Corp. 5,361 889
Devon Energy Corp. 50,241 2,076
Eaton Corp. PLC 4,699 2,002
EOG Resources, Inc.(Û) 12,411 1,610
Exxon Mobil Corp. 19,019 2,600
First Solar, Inc.(Æ)(Ð) 6,015 1,419
ONEOK, Inc. 4,640 403
Phillips 66 13,100 2,215
SLB, Ltd. 23,309 1,084
SolarEdge Technologies, Inc.(Æ) 2,789 163
Valero Energy Corp.(Û) 12,600 3,282
Williams Cos., Inc. (The) 10,724 797
22,438
Financial Services - 13.8%
AerCap Holdings NV 7,122 1,038
Affirm Holdings, Inc.(Æ) 4,187 341
Aflac, Inc. 6,994 820
Alexandria Real Estate Equities, Inc.(Ð)(ö) 7,020 371
Allstate Corp. (The) 5,692 1,354
Ally Financial, Inc. 42,620 1,958
American Express Co. 8,576 2,901
American International Group, Inc. 4,219 314
American Tower Corp.(ö) 1,724 282
Ameriprise Financial, Inc. 702 322
Annaly Capital Management, Inc.(ö) 42,824 957
Aon PLC Class A 2,942 976
Arthur J Gallagher & Co. 4,589 1,053
Bank of America Corp. 65,227 3,717

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of New York Mellon Corp. (The)(Û) 18,817 2,721
Berkshire Hathaway, Inc. Class B(Æ) 6,998 3,502
Blackrock, Inc. 763 734
Blackstone, Inc. Class A 12,660 1,490
BOK Financial Corp.(Ð) 839 116
Bread Financial Holdings, Inc. 5,720 620
Brown & Brown, Inc. 4,129 265
Camden Property Trust(Ð)(ö) 12,429 1,423
Capital One Financial Corp. 10,667 2,140
Carlyle Group, Inc. (The) 33,672 1,418
Charles Schwab Corp. (The) 6,295 581
Chubb, Ltd. 1,437 490
Citigroup, Inc. 29,250 4,094
CME Group, Inc. Class A 1,923 425
Corebridge Financial, Inc.(Ð) 48,982 1,402
Cullen/Frost Bankers, Inc.(Ð) 1,214 188
Essex Property Trust, Inc.(Ð)(ö) 4,114 1,200
Evercore, Inc. Class A 3,660 1,250
Federated Hermes, Inc. Class B 500 28
First American Financial Corp.(Ð) 7,806 535
Global Payments, Inc. 36,382 2,640
Globe Life, Inc.(Ð)(Û) 7,111 1,271
Goldman Sachs Group, Inc. (The) 1,328 1,343
Healthpeak Properties, Inc.(ö) 71,384 1,528
Howard Hughes Holdings, Inc.(Æ) 6,677 477
Interactive Brokers Group, Inc. Class A(Ð) 24,516 2,134
Intercontinental Exchange, Inc. 2,094 258
JPMorgan Chase & Co. 10,811 3,539
KKR & Co., Inc. Class A 3,613 332
M&T Bank Corp. 7,147 1,701
Marsh & McLennan Cos., Inc. 2,562 427
Mastercard, Inc. Class A 16,323 8,383
MetLife, Inc. 4,609 390
Millrose Properties, Inc. Class A(ö) 1,173 35
Moody's Corp. 781 354
Morgan Stanley 13,926 2,911
Neptune Insurance Holdings Inc. Class
A(Æ) 970 31
NU Holdings, Ltd. Class A(Æ)(Ð) 97,369 1,301
Piper Sandler Cos. 1,560 113
Popular, Inc. 7,446 1,222
Progressive Corp. (The) 6,486 1,417
Prologis, Inc.(ö) 7,990 1,082
Public Storage(ö) 953 303
Realty Income Corp.(ö) 6,730 417
Reinsurance Group of America, Inc. Class A 5,217 1,109
Robinhood Markets, Inc. Class A(Æ) 4,118 413
S&P Global, Inc. 1,087 443
Selective Insurance Group, Inc. 3,845 373
Stifel Financial Corp. 16,200 1,130
StoneX Group, Inc.(Æ) 11,321 1,341
Synchrony Financial 15,446 1,175
Travelers Cos., Inc. (The) 1,805 596
Truist Financial Corp. 9,466 472
Unum Group(Û) 65 6
US Bancorp 13,228 799
VICI Properties, Inc.(ö) 11,174 297
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Visa, Inc. Class A 6,490 2,227
Wells Fargo & Co. 46,120 3,811
Welltower, Inc.(ö) 2,729 619
Willis Towers Watson PLC 5,599 1,463
90,909
Health Care - 10.5%
10X Genomics, Inc. Class A(Æ) 8,460 324
Abbott Laboratories 16,990 1,542
AbbVie, Inc. 11,514 2,897
Agilent Technologies, Inc. 15,075 2,002
Align Technology, Inc.(Æ) 7,950 1,341
Alnylam Pharmaceuticals, Inc.(Æ)(Ð) 3,146 947
Amgen, Inc. 1,810 655
Becton Dickinson & Co. 2,077 314
BioMarin Pharmaceutical, Inc.(Æ) 14,219 814
Boston Scientific Corp.(Æ) 26,216 1,119
Bristol-Myers Squibb Co. 9,306 536
Cardinal Health, Inc. 2,547 605
Cencora, Inc. Class A 1,364 386
Centene Corp.(Æ)(Û) 33,443 2,147
Cigna Group (The) 2,128 587
Corcept Therapeutics, Inc.(Æ) 6,885 599
CVS Health Corp. 33,607 3,477
Dexcom, Inc.(Æ) 4,152 280
Edwards Lifesciences Corp.(Æ)(Û) 30,163 2,728
Elevance Health, Inc. 1,768 684
Eli Lilly & Co. 4,334 5,198
Exelixis, Inc.(Æ) 11,187 609
GE HealthCare Technologies, Inc.(Ð)(Û) 12,963 830
Genmab A/S - ADR(Æ) 22,592 621
Gilead Sciences, Inc. 7,529 951
GSK PLC - ADR 19,042 998
HCA Healthcare, Inc. 1,269 495
Humana, Inc. 527 209
Icon PLC(Æ) 10,655 1,851
IDEXX Laboratories, Inc.(Æ) 3,321 1,748
Intuitive Surgical, Inc.(Æ) 1,566 623
Johnson & Johnson 13,232 3,360
Lantheus Holdings, Inc.(Æ)(Ð) 3,831 425
McKesson Corp.(Û) 2,706 2,045
Medtronic PLC 28,168 2,204
Merck & Co., Inc. 11,781 1,514
Molina Healthcare, Inc.(Æ)(Ð) 4,882 1,116
Natera, Inc.(Æ) 5,019 1,362
Neurocrine Biosciences, Inc.(Æ) 1,524 257
Omnicell, Inc.(Æ) 3,662 152
Oscar Health, Inc. Class A(Æ) 15,382 439
Pfizer, Inc. 51,834 1,248
Quest Diagnostics, Inc. 2,174 461
Regeneron Pharmaceuticals, Inc.(Û) 3,355 2,092
ResMed, Inc. 1,483 289
Royalty Pharma PLC Class A 16,183 907
Stryker Corp. 4,866 1,532
Thermo Fisher Scientific, Inc. 1,979 992
Ultragenyx Pharmaceutical, Inc.(Æ) 26,827 896
UnitedHealth Group, Inc. 7,786 3,236

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 2,965 1,473
Viatris, Inc. 64,024 1,017
West Pharmaceutical Services, Inc.(Ð) 9,605 3,448
Zoetis, Inc. Class A 11,280 810
69,392
Materials and Processing - 3.8%
Air Products and Chemicals, Inc. 1,329 390
Albemarle Corp.(Û) 7,087 957
Amrize, Ltd. 13,784 735
Anglogold Ashanti PLC(Û) 12,633 1,022
Boise Cascade Co. 4,355 338
Carrier Global Corp. 4,400 323
Celanese Corp. Class A 15,400 708
Commercial Metals Co. 915 57
Copart, Inc.(Æ) 32,943 929
Crown Holdings, Inc.(Û) 13,267 1,483
Ecolab, Inc. 2,264 631
Fastenal Co. 9,485 456
FMC Corp.(Ð) 18,645 214
Freeport-McMoRan, Inc. 9,074 571
General Electric Co. 8,347 3,119
Huntsman Corp. 25,900 275
Installed Building Products, Inc.(Ð) 1,736 399
James Hardie Industries PLC(Æ)(Ð) 43,906 1,149
Johnson Controls International PLC 3,764 550
Legence Corp. Class A(Æ)(Ð) 3,686 314
Linde PLC 4,399 2,283
Martin Marietta Materials, Inc. 1,438 829
Newmont Corp. 8,393 784
O-I Glass, Inc.(Æ) 30,908 298
Qnity Electronics, Inc. 4,781 781
Rogers Corp.(Æ) 485 79
Smurfit WestRock PLC 21,408 990
Solstice Advanced Materials Inc. 9,662 856
Trane Technologies PLC 2,576 1,265
Trex Co., Inc.(Æ) 8,864 444
Vulcan Materials Co. 2,500 738
Watsco, Inc.(Ð) 1,589 662
Westlake Corp. 7,958 581
25,210
Producer Durables - 8.4%
3M Co. 2,310 374
American Airlines Group, Inc.(Æ)(Ð) 71,500 1,292
Amphenol Corp. Class A 20,675 3,645
Argan, Inc. 2,274 1,816
Automatic Data Processing, Inc. 1,408 315
Boeing Co. (The)(Æ) 1,825 395
Canadian Pacific Kansas City, Ltd. 6,803 589
Caterpillar, Inc. 1,750 1,864
CH Robinson Worldwide, Inc. 7,947 1,497
Cintas Corp. 1,841 313
CNH Industrial NV 71,486 803
Comfort Systems USA, Inc.(Û) 917 1,817
CSX Corp. 11,964 569
Deere & Co. 1,956 1,241
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delta Air Lines, Inc. 16,747 1,569
EMCOR Group, Inc.(Û) 2,314 1,920
FedEx Corp. 2,607 816
FedEx Freight Holding Co., Inc.(Æ) 1,303 197
Fluor Corp.(Æ) 13,615 713
Gartner, Inc.(Æ) 1,056 137
GE Vernova, Inc. 1,833 2,154
Graco, Inc. 15,756 1,191
Honeywell Aerospace, Inc.(Æ) 1,156 256
Honeywell International, Inc. 1,156 259
Howmet Aerospace, Inc. 4,295 1,155
Huntington Ingalls Industries, Inc. 2,483 695
Illinois Tool Works, Inc. 1,548 419
Itron, Inc.(Æ) 3,319 287
JB Hunt Transport Services, Inc.(Û) 3,861 1,117
Keysight Technologies, Inc.(Æ) 3,058 1,071
Landstar System, Inc. 7,186 1,486
Lockheed Martin Corp.(Ð)(Û) 1,898 967
Magna International, Inc. Class A 13,116 861
Mueller Industries, Inc. 5,329 655
Norfolk Southern Corp. 1,536 483
Northrop Grumman Corp. 2,147 1,093
Old Dominion Freight Line, Inc. 1,653 358
PACCAR, Inc. 5,712 686
Parker-Hannifin Corp. 718 702
Paychex, Inc. 4,103 403
Powell Industries, Inc.(Ð) 2,169 621
Quanta Services, Inc. 1,122 808
Ralliant Corp. 15,633 1,151
Regal Rexnord Corp. 3,782 901
Republic Services, Inc. Class A 2,537 541
Rockwell Automation, Inc. 1,565 775
RTX Corp. 3,177 603
Ryder System, Inc. 4,200 1,108
Schneider National, Inc. Class B 12,613 461
Scotts Miracle-Gro Co. (The) Class A(Ð) 10,206 695
Southwest Airlines Co.(Û) 34,768 1,788
Teledyne Technologies, Inc.(Æ) 771 514
Trade Desk, Inc. (The) Class A(Æ)(Ð) 8,519 154
TransDigm Group, Inc. 252 336
TransUnion 14,493 1,046
TriNet Group, Inc.(Û) 3,696 183
Tutor Perini Corp. 2,721 226
U-Haul Holding Co.(Æ)(Ð) 1,454 95
Union Pacific Corp. 2,203 599
United Airlines Holdings, Inc.(Æ) 4,545 618
United Parcel Service, Inc. Class B 4,161 447
United Rentals, Inc. 699 792
Verisk Analytics, Inc. Class A 4,793 860
Vontier Corp. 25,479 739
Waste Management, Inc. 2,600 579
Werner Enterprises, Inc. 10,405 454
Westinghouse Air Brake Technologies Corp. 1,877 506
55,780
Technology - 44.4%
Accenture PLC Class A 8,497 1,057

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Adobe, Inc.(Æ) 11,714 2,402
Advanced Micro Devices, Inc.(Æ) 9,308 5,407
Airbnb, Inc. Class A(Æ) 2,626 376
Alphabet, Inc. Class A 66,399 23,729
Alphabet, Inc. Class C(Û) 40,066 14,157
Apple, Inc.(Û) 117,886 34,111
Applied Materials, Inc. 7,237 5,232
Arista Networks, Inc.(Æ) 6,849 1,164
ASML Holding NV Class G 556 1,106
Atlassian Corp. Class A(Æ) 10,011 779
Autodesk, Inc.(Æ) 1,211 235
Booking Holdings, Inc.(Û) 17,992 3,207
Broadcom, Inc. 46,512 17,570
Broadridge Financial Solutions, Inc. 1,827 250
Cadence Design Systems, Inc.(Æ) 3,197 1,200
Cargurus, Inc.(Æ) 5,183 177
Chime Financial, Inc. Class A(Æ) 12,900 264
Cirrus Logic, Inc.(Æ)(Ð) 7,325 1,088
Cisco Systems, Inc. 17,888 2,101
Clear Secure, Inc. Class A 10,750 599
Cognizant Technology Solutions Corp.
Class A 8,806 341
CommVault Systems, Inc.(Æ) 5,589 792
Corning, Inc. 3,329 850
Corteva, Inc. 5,241 444
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 8,469 6,463
Datadog, Inc. Class A(Æ) 2,972 774
DocuSign, Inc.(Æ) 14,547 646
DoorDash, Inc. Class A(Æ) 6,047 1,116
Dropbox, Inc. Class A(Æ)(Ð) 50,098 1,376
Etsy, Inc.(Æ) 1,190 90
Fiserv, Inc.(Æ) 4,726 232
Fortinet, Inc.(Æ) 19,616 3,013
GoDaddy, Inc. Class A(Æ) 9,672 821
Hewlett Packard Enterprise Co. 17,675 797
Ingram Micro Holding Corp. 11,331 311
Intel Corp.(Æ) 18,593 2,596
International Business Machines Corp. 3,036 854
Intuit, Inc. 5,795 1,512
Jabil, Inc.(Û) 4,505 1,737
KBR, Inc.(Ð) 8,397 290
KLA Corp. 22,451 6,774
Kyndryl Holdings, Inc.(Æ) 31,836 360
Lam Research Corp. 7,283 3,156
Manhattan Associates, Inc.(Æ) 6,704 934
Maplebear, Inc.(Æ) 27,351 1,295
Match Group, Inc.(Ð) 32,392 1,233
Meta Platforms, Inc. Class A(Û) 22,956 12,931
Micron Technology, Inc. 12,652 14,604
Microsoft Corp. 68,262 25,463
Monolithic Power Systems, Inc. 792 1,095
Motorola Solutions, Inc. 1,842 765
Nutanix, Inc. Class A(Æ) 17,492 891
NVIDIA Corp. 221,621 44,344
NXP Semiconductors NV 4,985 1,401
ON Semiconductor Corp.(Æ) 8,460 800
Oracle Corp. 2,205 323
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Palantir Technologies, Inc. Class A(Æ) 13,962 1,629
Palo Alto Networks, Inc.(Æ) 5,065 1,727
Pattern Group, Inc. Class A(Æ) 5,300 134
PayPal Holdings, Inc. 6,055 261
Pegasystems, Inc. 14,506 435
Pinterest, Inc. Class A(Æ) 38,818 816
QUALCOMM, Inc. 7,729 1,428
Reddit, Inc. Class A(Æ)(Ð) 3,272 568
ROBLOX Corp. Class A(Æ)(Ð) 28,078 1,527
Roper Technologies, Inc. 2,582 874
Salesforce, Inc. 14,260 2,234
Sandisk Corp.(Æ)(Û) 936 2,128
Seagate Technology Holdings PLC 2,817 2,718
SentinelOne, Inc. Class A(Æ) 12,398 210
ServiceNow, Inc.(Æ) 16,552 1,643
Snap, Inc. Class A(Æ) 65,209 290
Snowflake, Inc. Class A(Æ) 5,876 1,495
Super Micro Computer, Inc.(Æ) 8,469 248
Synopsys, Inc.(Æ) 4,513 2,013
TE Connectivity PLC 2,572 519
Teradyne, Inc. 3,456 1,672
Texas Instruments, Inc. 12,481 3,720
Tyler Technologies, Inc.(Æ) 615 180
Uber Technologies, Inc.(Æ) 8,117 586
Varonis Systems, Inc.(Æ) 26,594 1,116
VeriSign, Inc. 6,030 1,517
Western Digital Corp. 5,461 3,488
Workday, Inc. Class A(Æ) 1,761 216
Zscaler, Inc.(Æ)(Ð) 3,642 514
293,541
Utilities - 3.1%
American Electric Power Co., Inc. 4,602 630
American Water Works Co., Inc. 1,568 206
AT&T, Inc. 127,440 2,638
ConocoPhillips(Û) 27,527 2,862
Consolidated Edison, Inc. 3,890 430
Duke Energy Corp. 3,921 496
Edison International 14,753 1,098
Entergy Corp. 10,818 1,243
Eversource Energy 11,178 808
Exelon Corp. 14,332 668
NextEra Energy, Inc. 25,479 2,236
NRG Energy, Inc. 6,100 891
Sempra 17,655 1,637
Southern Co. (The) 11,471 1,098
T-Mobile US, Inc. 3,100 520
Verizon Communications, Inc. 20,030 848
WEC Energy Group, Inc. 3,617 422
Xcel Energy, Inc. 21,763 1,748
20,479
Total Common Stocks
(cost $409,352) 682,166
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 18,171,787 (∞) 18,166

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $18,166) 18,166
Total Investments - 106.0%
(identified cost $427,518) 700,332
Securities Sold Short - (6.1)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (1,725) (643)
Axon Enterprise, Inc.(Æ) (1,583) (887)
Dutch Bros, Inc. Class A(Æ) (11,071) (795)
Hims & Hers Health, Inc.(Æ) (6,859) (238)
Joby Aviation, Inc.(Æ) (35,976) (321)
Kontoor Brands, Inc. (8,024) (669)
(3,553)
Consumer Staples - (0.1)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (7,013) (674)
Philip Morris International, Inc. (1,141) (206)
(880)
Energy - (0.6)%
Centrus Energy Corp. Class A(Æ) (1,255) (211)
Core Natural Resources, Inc. (4,920) (394)
DNOW, Inc.(Æ) (48,338) (627)
Plug Power, Inc.(Æ) (85,547) (232)
Solaris Energy Infrastructure, Inc. Class A (5,059) (407)
Texas Pacific Land Corp. (1,541) (674)
Uranium Energy Corp.(Æ) (41,062) (438)
Viper Energy, Inc. Class A (14,860) (630)
(3,613)
Financial Services - (1.0)%
AGNC Investment Corp.(ö) (56,751) (619)
Apollo Global Management, Inc. (1,390) (164)
Applied Digital Corp.(Æ) (1,065) (40)
Atlantic Union Bankshares Corp. (17,128) (725)
Brown & Brown, Inc. (9,670) (620)
Cipher Digital, Inc.(Æ) (4,947) (121)
Compass, Inc. Class A(Æ) (17,252) (213)
Erie Indemnity Co. Class A (1,485) (356)
HA Sustainable Infrastructure Capital, Inc. (9,972) (389)
MARA Holdings, Inc.(Æ) (3,902) (54)
Pinnacle Financial Partners, Inc. (6,893) (695)
Rayonier, Inc.(ö) (30,240) (644)
Rocket Cos., Inc. Class A(Æ) (52,302) (824)
Shift4 Payments, Inc. Class A(Æ) (15,283) (743)
UWM Holdings Corp. (73,280) (168)
(6,375)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (29,325) (866)
Brookdale Senior Living, Inc. Class A(Æ) (15,739) (253)
CG Oncology, Inc.(Æ) (7,396) (525)
DaVita, Inc.(Æ) (218) (49)
Globus Medical, Inc. Class A(Æ) (6,946) (549)
HealthEquity, Inc.(Æ) (3,994) (361)
Immunovant, Inc.(Æ) (41) (2)
Kymera Therapeutics, Inc.(Æ) (4,623) (530)
RadNet, Inc.(Æ) (11,089) (684)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revolution Medicines, Inc.(Æ) (5,330) (998)
Vaxcyte, Inc.(Æ) (7,520) (437)
(5,254)
Materials and Processing - (0.5)%
Element Solutions, Inc. (15,930) (761)
Greif, Inc. Class A (3,282) (244)
ITT, Inc. (287) (57)
Ivanhoe Electric, Inc.(Æ) (28,653) (275)
Knife River Corp.(Æ) (3,677) (308)
Quaker Chemical Corp. (2,336) (371)
Royal Gold, Inc. (3,178) (634)
Sensient Technologies Corp. (3,987) (492)
USA Rare Earth, Inc.(Æ) (3,150) (68)
VSE Corp. (1,441) (329)
(3,539)
Producer Durables - (1.5)%
AeroVironment, Inc.(Æ) (4,343) (717)
Brady Corp. Class A (1,550) (142)
Casella Waste Systems, Inc. Class A(Æ) (7,350) (713)
Construction Partners, Inc. Class A(Æ) (5,370) (638)
CoreCivic, Inc.(Æ) (1,719) (52)
Dorman Products, Inc.(Æ) (584) (80)
Federal Signal Corp. (5,924) (761)
GEO Group, Inc. (The)(Æ) (22,832) (675)
GPGI, Inc. Class A (21,677) (343)
Ingersoll Rand, Inc. (2,345) (192)
JBT Marel Corp. (5,371) (779)
Loar Holdings, Inc.(Æ) (7,463) (602)
Mirion Technologies, Inc.(Æ) (32,785) (588)
NuScale Power Corp.(Æ) (29,579) (297)
OSI Systems, Inc.(Æ) (2,769) (605)
Standex International Corp. (960) (343)
Teledyne Technologies, Inc.(Æ) (1,069) (713)
TransUnion (5,370) (387)
Uniti Group, Inc.(Æ) (28,775) (330)
Willscot Holdings Corp. (33,369) (963)
(9,920)
Technology - (0.9)%
Applied Optoelectronics, Inc.(Æ) (425) (63)
Bentley Systems, Inc. Class B (19,698) (589)
Coherent Corp.(Æ) (2,014) (795)
Corning, Inc. (279) (71)
Crane NXT Co. (5,236) (268)
D-Wave Quantum, Inc.(Æ) (1,603) (38)
Fastly, Inc. Class A(Æ) (6,156) (113)
Impinj, Inc.(Æ) (2,771) (397)
IonQ, Inc.(Æ) (1,559) (83)
Life360, Inc.(Æ) (6,043) (335)
Marvell Technology, Inc. (2,250) (670)
Navitas Semiconductor Corp.(Æ) (3,476) (62)
Ondas, Inc.(Æ) (8,203) (68)
Photronics, Inc.(Æ) (13,537) (440)
Samsara, Inc. Class A(Æ) (19,894) (645)
Sanmina Corp.(Æ) (3,076) (779)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TTM Technologies, Inc.(Æ) (3,114) (582)
(5,998)
Utilities - (0.2)%
Constellation Energy Corp. (1,705) (423)
Otter Tail Corp. (5,358) (482)
Sable Offshore Corp.(Æ) (4,750) (15)
(920)
Total Securities Sold Short
(proceeds $34,698) (40,052)
Other Assets and Liabilities,
Net - 0.1%
522
Net Assets - 100.0%
660,802

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 54 USD 8,223 09/26
210
S&P 500 E-Mini Index Futures 22 USD 8,303 09/26 54
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 264
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 85,254 $ — $ —
$ —
$ 85,254
Consumer Staples 19,163 — —
—
19,163
Energy 22,438 — —
—
22,438
Financial Services 90,909 — —
—
90,909
Health Care 69,392 — —
—
69,392
Materials and Processing 25,210 — —
—
25,210
Producer Durables 55,780 — —
—
55,780
Technology 293,541 — —
—
293,541
Utilities 20,479 — —
—
20,479
Short-Term Investments — — — 18,166 18,166
Total Investments
682,166 — — 18,166 700,332
Securities Sold Short
*
(40,052) — — — (40,052)
Other Financial Instruments
Assets
Futures Contracts 264 — — — 264
Total Other Financial Instruments
**
$ 264 $ — $ — $ — $ 264
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 264
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,765
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 241
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 40,052 $ — $ 40,052
Total Financial and Derivative Liabilities
40,052 — 40,052
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 40,052 $ — $ 40,052
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 40,052 $ — $ 40,052 $ —
Total
$ 40,052 $ — $ 40,052 $ —
^ Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 427,518
Investments, at fair value( >) ........................................................................................................................................................
700,332
Receivables:
Dividends and interest ...................................................................................................................................................... 333
Dividends from affiliated funds ....................................................................................................................................... 56
Investments sold ............................................................................................................................................................... 3,792
From broker(a) ................................................................................................................................................................. 958
Variation margin on futures contracts .............................................................................................................................. 264
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
705,738
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 148
Investments purchased ..................................................................................................................................................... 3,707
Fund shares redeemed ...................................................................................................................................................... 525
Accrued fees to affiliates .................................................................................................................................................. 407
Other accrued expenses .................................................................................................................................................... 97
Securities sold short, at fair value( ‡) ........................................................................................................................................... 40,052
Total liabilities ...........................................................................................................................................................
44,936
Net Assets ...............................................................................................................................................................
$ 660,802
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 285,651
Shares of beneficial interest .........................................................................................................................................................
283
Additional paid-in capital ............................................................................................................................................................
374,868
Net Assets ...............................................................................................................................................................
$ 660,802
( >)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 18,166
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 958
( ‡)    Proceeds on securities sold short ........................................................................................................................................ $ 34,698
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 23.39
Net assets ............................................................................................................................................................................. $ 660,802,121
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,252,049
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,988
Dividend distributions from affiliated funds .................................................................................................................... 348
Interest .............................................................................................................................................................................. 24
Total investment income .............................................................................................................................................................
4,360
Expenses
Advisory fees ................................................................................................................................................................... 2,321
Administrative fees .......................................................................................................................................................... 159
Custodian fees .................................................................................................................................................................. 29
Transfer agent fees .......................................................................................................................................................... 14
Professional fees .............................................................................................................................................................. 50
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 13
Dividends from securities sold short ................................................................................................................................ 176
Interest expense paid on securities sold short .................................................................................................................. 118
Miscellaneous .................................................................................................................................................................. 43
Expenses before reductions .............................................................................................................................................. 2,939
Expense reductions .......................................................................................................................................................... (127)
Net expenses ................................................................................................................................................................................
2,812
Net investment income (loss) .......................................................................................................................................................
1,548
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,236
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,765
Securities sold short ......................................................................................................................................................... (6,894)
Net realized gain (loss) ................................................................................................................................................................
25,106
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 26,857
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 241
Securities sold short ......................................................................................................................................................... (340)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 26,752
Net realized and unrealized gain (loss) ........................................................................................................................................ 51,858
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 53,406

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,548 $ 3,733
Net realized gain (loss) ................................................................................................................ 25,106 53,031
Net change in unrealized appreciation (depreciation) ................................................................. 26,752 28,792
Net increase (decrease) in net assets from operations ....................................................................... 53,406 85,556
Distributions
To shareholders ............................................................................................................................ (14,614) (59,611)
Net decrease in net assets from distributions ..................................................................................... (14,614) (59,611)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (24,399) 13,176
Total Net Increase (Decrease) in Net Assets ...................................................................
14,393 39,121
Net Assets
Beginning of period ........................................................................................................................... 646,409 607,288
End of period ......................................................................................................................................
$ 660,802 $ 646,409
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 140 $ 3,078 1,312 $ 26,939
Proceeds from reinvestment of distributions 676 14,614 2,724 59,611
Payments for shares redeemed (1,894) (42,091) (3,355) (73,374)
Total increase (decrease)
(1,078) $ (24,399) 681 $ 13,176

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 22.04 21.20 19.16 15.62 21.46 19.58
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .13 .12 .14 .11 .07
$ Net Realized and Unrealized Gain (Loss) 1.80 2.87 3.78 3.92 (4.51) 3.87
$ Total from Investment Operations 1.85 3.00 3.90 4.06 (4.40) 3.94
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.02) (.15) (.20) (.14) (.10) (.12)
$ Distributions from Net Realized Gain (.48) (2.01) (1.66) (.38) (1.34) (1.94)
$ Total Distributions (.50) (2.16) (1.86) (.52) (1.44) (2.06)
$ Net Asset Value, End of Period 23.39 22.04 21.20 19.16 15.62 21.46
% Total Return
(±)(ǿ)
8.61 14.43 20.50 26.29 (20.86) 20.40
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 660,802 646,409 607,288 566,949 472,170 624,167
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.92 .91 .94 .97 .88 .84
% Expenses, Net
(Ƃ)(ɯ)(∆)
.88 .87 .91 .96 .88 .84
% Net Investment Income
(Ƃ)(ɯ)
.49 .60 .58 .84 .65 .32
% Portfolio Turnover Rate
(ǿ)
28 61 53 60 100 33

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 374,533
Administrative fees 27,140
Transfer agent fees 2,388
Trustees' fees 3,266
$ 407,327
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 25,581 $ 68,628 $ 76,036 $ (1) $ (6) $ 18,166 $ 348 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 400,008,229 $ 285,385,766 $ (24,849,493) $ 260,536,273

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 9.6%
Abercrombie & Fitch Co. Class A(Æ) 990 89
Academy Sports & Outdoors, Inc. 5,385 254
Advance Auto Parts, Inc. 2,099 131
Advanced Energy Industries, Inc. 516 192
AerSale Corp.(Æ) 16,775 106
American Public Education, Inc.(Æ) 2,706 145
Asbury Automotive Group, Inc.(Æ) 487 98
Atkore, Inc. 1,514 115
Bed Bath & Beyond, Inc.(Æ) 2,388 14
Bloomin' Brands, Inc. 7,224 66
BlueLinx Holdings, Inc.(Æ) 687 42
Boot Barn Holdings, Inc.(Æ) 2,208 363
Boyd Gaming Corp. 1,718 152
Bright Horizons Family Solutions, Inc.(Æ) 1,478 105
Brightstar Lottery PLC 16,903 181
Brilliant Earth Group, Inc. Class A 38,900 44
Brinker International, Inc.(Æ) 1,046 176
Brunswick Corp. 7,361 620
Buckle, Inc. (The) 2,011 85
Cadre Holdings, Inc. 22,444 640
Callaway Golf Co.(Æ) 6,573 123
Carter's, Inc. 2,479 102
Cava Group, Inc.(Æ) 1,708 134
Cavco Industries, Inc.(Æ) 206 127
Century Communities, Inc. 4,998 358
Chegg, Inc.(Æ) 2,500 2
Citi Trends, Inc.(Æ)(Ð) 424 24
Clarus Corp. 44,894 141
Columbia Sportswear Co. 4,712 291
Cooper-Standard Holdings, Inc.(Æ) 996 27
Covista, Inc.(Æ) 285 35
Dana, Inc. 6,485 176
Deckers Outdoor Corp.(Æ)(Û) 231 23
Dillard's, Inc. Class A 183 97
Domino's Pizza, Inc.(Û) 111 33
Douglas Dynamics, Inc. 8,145 439
DraftKings, Inc. Class A(Æ)(Û) 622 16
Driven Brands Holdings, Inc.(Æ)(Ð) 3,007 42
Entravision Communications Corp. Class A 59,880 781
Ethan Allen Interiors, Inc. 4,601 103
EW Scripps Co. (The) Class A(Æ) 19,522 54
FIGS, Inc. Class A(Æ) 8,438 86
First Watch Restaurant Group, Inc.(Æ) 18,245 235
FirstCash Holdings, Inc. 1,595 345
Five Below, Inc.(Æ) 1,606 289
Flexsteel Industries, Inc. 378 28
Forestar Group, Inc.(Æ) 819 26
Fossil Group, Inc.(Æ) 3,300 14
Funko, Inc. Class A(Æ) 3,055 18
Gap, Inc. (The) 9,312 174
Genesco, Inc.(Æ) 1,210 41
Genius Sports, Ltd.(Æ) 3,256 20
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 12,234 81
GoPro, Inc. Class A(Æ) 15,172 12
Gray Media, Inc. 14,480 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Brick Partners, Inc.(Æ) 6,944 556
Group 1 Automotive, Inc. 309 90
Harley-Davidson, Inc.(Ð) 4,456 109
Haverty Furniture Cos., Inc. 17,951 458
Intuitive Machines, Inc.(Æ) 4,087 87
JAKKS Pacific, Inc.(Ð) 684 16
Johnson Outdoors, Inc. Class A(Ð) 318 15
Karman Holdings, Inc.(Æ) 3,614 180
Kura Sushi USA, Inc. Class A(Æ) 5,559 320
Lands' End, Inc.(Æ) 161 2
Lear Corp. 2,150 288
Legacy Education, Inc.(Æ) 11,030 130
Leonardo DRS, Inc. 475 20
Levi Strauss & Co. Class A 2,170 54
Life Time Group Holdings, Inc.(Æ) 7,245 296
LifeMD, Inc.(Æ)(Ð) 3,931 16
Lindblad Expeditions Holdings, Inc.(Æ) 12,605 356
Lululemon Athletica, Inc.(Æ)(Û) 202 23
Madison Square Garden Entertainment
Corp.(Æ)(Ð) 2,153 174
Malibu Boats, Inc. Class A(Æ) 1,609 44
Marriott Vacations Worldwide Corp. 7,154 729
MasterCraft Boat Holdings, Inc.(Æ)(Ð) 10,025 259
Mattel, Inc.(Æ) 7,568 105
Matthews International Corp. Class A 7,243 195
MNTN, Inc. Class A(Æ) 176 2
Monro, Inc. 30,876 528
Motorcar Parts of America, Inc.(Æ) 5,914 91
Movado Group, Inc.(Ð) 658 26
M-Tron Industries, Inc.(Æ) 1,240 123
Newell Brands, Inc. 215,404 1,323
Nu Skin Enterprises, Inc. Class A 13,126 69
Oxford Industries, Inc. 8,447 294
Patrick Industries, Inc. 1,634 147
Peloton Interactive, Inc. Class A(Æ)(Ð) 14,698 87
People, Inc.(Æ) 5,788 267
Petco Health & Wellness Co., Inc.(Æ) 5,783 16
Polaris, Inc. 1,763 121
QuinStreet, Inc.(Æ) 3,205 47
Reservoir Media, Inc.(Æ) 35,700 353
RH(Æ)(Ð) 549 90
Rocky Brands, Inc. 13,980 576
Rush Street Interactive, Inc.(Æ)(Û) 20,044 596
Sally Beauty Holdings, Inc.(Æ) 11,487 162
Savers Value Village, Inc.(Æ) 2,537 26
Shake Shack, Inc. Class A(Æ) 1,065 60
SharkNinja, Inc.(Æ)(Ð) 5,508 839
Shoe Station Group, Inc. 2,541 38
Signet Jewelers, Ltd. 1,499 129
Sirius Xm Holdings, Inc. 3,433 101
Sonic Automotive, Inc. Class A(Ð) 1,906 162
Sphere Entertainment Co.(Æ)(Ð) 821 142
Starz Entertainment Corp.(Æ) 11,397 329
Steven Madden, Ltd. 5,418 228
Stitch Fix, Inc. Class A(Æ) 8,305 34
Strata Critical Medical, Inc.(Æ) 37,369 197
Sturm Ruger & Co., Inc. 12,058 456

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Super Group SGHC, Ltd. 16,931 229
Superior Group of Cos., Inc. 156 2
Taylor Morrison Home Corp. Class A(Æ) 700 50
Texas Roadhouse, Inc. Class A 1,391 269
Thor Industries, Inc. 1,929 145
Tractor Supply Co.(Ð) 1,308 41
Upbound Group, Inc. Class A 5,270 112
Urban Outfitters, Inc.(Æ) 2,087 148
Versant Media Group, Inc. 886 32
VF Corp. 22,820 381
Visteon Corp. 1,078 107
Wabash National Corp. 3,381 46
Wayfair, Inc. Class A(Æ)(Û) 3,568 330
Whirlpool Corp. 2,327 92
Winmark Corp. 219 93
Winnebago Industries, Inc. 16,759 524
Wolverine World Wide, Inc. 2,894 48
Wyndham Hotels & Resorts, Inc. 3,350 282
Zillow Group, Inc. Class A(Æ) 5,086 160
Zumiez, Inc.(Æ) 976 17
23,461
Consumer Staples - 2.2%
Andersons, Inc. (The) 4,157 284
Aramark 4,236 241
Arko Corp. 2,880 23
Cal-Maine Foods, Inc. 2,230 180
Celsius Holdings, Inc.(Æ) 5,946 174
Del Monte Corp. 2,115 59
Dole PLC 2,394 33
Helen of Troy, Ltd.(Æ) 1,451 42
HF Foods Group, Inc.(Æ) 45,115 64
Ingles Markets, Inc. Class A 999 88
Interparfums, Inc. 3,030 339
Krispy Kreme, Inc.(Æ) 6,600 23
MGP Ingredients, Inc.(Ð) 1,200 21
National Vision Holdings, Inc.(Æ) 22,017 419
Nature's Sunshine Products, Inc.(Æ)(Ð) 728 16
Olaplex Holdings, Inc.(Æ) 44,746 92
Post Holdings, Inc.(Æ) 1,303 115
Primo Brands Corp. Class A 23,028 563
Quanex Building Products Corp. 52,727 982
SkinHealth Systems, Inc.(Æ) 2,628 2
United Natural Foods, Inc.(Æ) 4,619 211
Universal Corp. 1,541 80
USANA Health Sciences, Inc.(Æ) 513 11
Vita Coco Co., Inc. (The)(Æ) 6,294 416
Vital Farms, Inc.(Æ)(Ð) 1,332 15
Warby Parker, Inc. Class A(Æ) 24,182 734
Yesway, Inc. Class A(Æ) 6,934 141
5,368
Energy - 4.9%
Amplify Energy Corp.(Æ) 2,203 9
Antero Resources Corp.(Æ)(Ð)(Û) 9,022 317
ARKO Petroleum Corp. 16,280 307
Atlas Energy Solutions, Inc. 7,919 132
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Civeo Corp.(Æ) 937 33
DNOW, Inc.(Æ) 14,729 191
EagleRock Land LLC Class A(Æ) 14,868 316
Expro Group Holdings NV(Æ) 6,322 93
Flotek Industries, Inc.(Æ) 2,816 66
Forum Energy Technologies, Inc.(Æ) 603 30
Green Plains, Inc.(Æ) 3,890 60
Hallador Energy Co.(Æ) 4,672 81
HF Sinclair Corp.(Ð)(Û) 3,486 243
Kodiak Gas Services, Inc. 1,769 133
Liberty Energy, Inc. Class A 7,206 189
Mammoth Energy Services, Inc.(Æ) 25,408 83
Matrix Service Co.(Æ) 24,553 336
National Energy Services Reunited Corp.
(Æ) 20,200 605
Natural Gas Services Group, Inc. 9,070 391
Noble Corp. PLC 5,665 211
NOV, Inc. 4,304 80
NPK International, Inc.(Æ) 54,921 874
Oceaneering International, Inc.(Æ) 15,748 638
Oil States International, Inc.(Æ) 14,881 119
Ormat Technologies, Inc. 7,006 763
Patterson-UTI Energy, Inc. 54,442 500
PBF Energy, Inc. Class A 3,097 141
PrimeEnergy Resources Corp.(Æ) 110 18
Ranger Energy Services, Inc. Class A 894 14
RPC, Inc. 15,750 92
Select Water Solutions, Inc. Class A 82,881 1,656
SM Energy Co. 2,799 73
SolarEdge Technologies, Inc.(Æ) 426 25
Solaris Energy Infrastructure, Inc. Class A 13,947 1,122
SunCoke Energy, Inc. 2,719 22
Sunrun, Inc.(Æ) 8,780 118
TETRA Technologies, Inc.(Æ) 74,169 840
United States Antimony Corp.(Æ) 12,025 87
Warrior Met Coal, Inc. 2,143 174
WaterBridge Infrastructure LLC Class A 16,406 562
Weatherford International PLC 1,560 127
World Kinect Corp. 3,715 122
11,993
Financial Services - 19.1%
1st Source Corp. 1,386 113
Acadian Asset Management, Inc.(Ð) 979 70
Adamas Trust, Inc.(ö) 12,844 120
AGNT, Inc.(Ð) 5,581 30
Alexander's, Inc.(Ð)(ö) 156 43
Alexandria Real Estate Equities, Inc.(Ð)(ö) 445 24
Ally Financial, Inc.(Û) 7,433 342
American Homes 4 Rent, LP Class A(ö) 1,123 38
American Integrity Insurance Group, Inc. 17,598 331
Ameris Bancorp 2,029 183
Arbor Realty Trust, Inc.(ö) 12,155 66
Artisan Partners Asset Management, Inc.
Class A 713 25
Axos Financial, Inc.(Æ) 2,590 252
Banc of California, Inc. 8,458 173

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bancorp, Inc. (The)(Æ) 2,846 178
Bank of Hawaii Corp. 4,475 365
Bank of NT Butterfield & Son, Ltd. (The) 3,799 226
Bank OZK 3,322 173
BankUnited, Inc. 6,261 303
Banner Corp. 5,013 333
BGC Group, Inc. Class A 35,124 375
Blackstone Mortgage Trust, Inc. Class A(ö) 10,039 170
BOK Financial Corp.(Ð)(Û) 225 31
Bowhead Specialty Holdings, Inc.(Æ) 12,605 377
Bread Financial Holdings, Inc. 5,092 552
Brixmor Property Group, Inc.(ö) 9,392 296
Broadstone Net Lease, Inc.(ö) 19,562 404
Business First Bancshares, Inc. 19,861 610
Camden Property Trust(Ð)(ö) 2,521 289
Capital Bancorp, Inc. 11,495 404
Capital City Bank Group, Inc. 6,302 311
Cass Information Systems, Inc. 4,373 224
Cathay General Bancorp 2,585 160
CBL & Associates Properties, Inc.(ö) 2,064 110
Centerspace(ö) 3,780 212
Central Pacific Financial Corp. 7,910 302
Chatham Lodging Trust(ö) 1,314 17
City Holding Co. 841 112
CNO Financial Group, Inc. 9,486 484
Coastal Financial Corp.(Æ) 4,637 359
Community Financial System, Inc. 3,315 223
Community Healthcare Trust, Inc.(ö) 28,807 527
Compass Diversified Holdings(Æ) 20,184 215
COPT Defense Properties(ö) 4,547 165
Core Scientific, Inc.(Æ) 2,427 62
Cousins Properties, Inc.(ö) 3,750 112
CTO Realty Growth, Inc.(ö) 12,534 270
Cullen/Frost Bankers, Inc.(Ð) 3,036 469
Dave, Inc.(Æ) 2,600 969
DiamondRock Hospitality Co.(ö) 17,240 210
Dime Commercial Bancshares, Inc. 8,979 365
Diversified Healthcare Trust(ö) 11,916 111
Eastern Bankshares, Inc. 6,386 142
Employers Holdings, Inc. 945 48
Enact Holdings, Inc. 2,811 128
Encore Capital Group, Inc.(Æ)(Ð) 3,608 337
Enova International, Inc.(Æ) 2,021 487
Enterprise Financial Services Corp. 7,170 472
Esquire Financial Holdings, Inc. 2,058 245
Exzeo Group, Inc.(Æ) 1,315 22
EZCORP, Inc. Class A(Æ) 4,396 152
FB Financial Corp. 3,952 219
Federal Agricultural Mortgage Corp. Class
C 1,351 269
Finance of America Cos., Inc. Class A(Æ)
(Ð) 674 19
Financial Institutions, Inc. 3,081 120
First American Financial Corp.(Ð) 3,048 209
First BanCorp 18,246 573
First Busey Corp. 5,450 161
First Financial Bankshares, Inc. 898 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 417 12
First Interstate BancSystem, Inc. Class A 2,899 112
First Merchants Corp. 2,853 125
First Mid Bancshares, Inc. 4,447 214
Five Star Bancorp 4,601 224
Flagstar Bank National Association 6,403 96
Fulton Financial Corp. 14,565 352
GCM Grosvenor, Inc. Class A 1,250 15
Genworth Financial, Inc. Class A(Æ) 15,119 143
German American Bancorp, Inc. 11,754 558
Getty Realty Corp.(ö) 6,260 209
Glacier Bancorp, Inc. 7,650 395
Grid Dynamics Holdings, Inc.(Æ) 3,570 20
Hamilton Insurance Group, Ltd. Class B 7,570 257
Hamilton Lane, Inc. Class A 2,152 170
Hancock Whitney Corp. 2,145 160
Hanover Insurance Group, Inc. (The) 842 180
Happen, Inc.(Æ) 9,362 194
HCI Group, Inc. 430 75
Heritage Financial Corp. 8,573 254
Hilltop Holdings, Inc. 2,487 96
Hippo Holdings, Inc.(Æ)(Ð) 793 22
Home BancShares, Inc. 3,782 108
HomeTrust Bancshares, Inc. 2,810 140
Horace Mann Educators Corp. 803 41
Horizon Bancorp, Inc. 27,980 559
Independence Realty Trust, Inc.(ö) 7,137 119
Independent Bank Corp. 10,676 577
International Bancshares Corp. 1,988 151
Jackson Financial, Inc. Class A 2,301 236
James River Group Holdings, Inc. 2,066 9
John Wiley & Sons, Inc. Class A 2,234 108
Jones Lang LaSalle, Inc.(Æ) 917 284
Kearny Financial Corp. 2,669 25
Kemper Corp. 2,666 72
Kestrel Group, Ltd.(Æ) 5,760 52
Kingstone Cos., Inc. 4,636 88
Kite Realty Group Trust(ö) 7,740 220
Lazard, Inc. 5,302 222
Legacy Housing Corp.(Æ) 10,999 289
Legalzoom.com, Inc.(Æ) 13,012 80
LendingTree, Inc.(Æ) 1,062 47
Live Oak Bancshares, Inc. 2,802 114
LiveRamp Holdings, Inc.(Æ) 5,651 213
Lument Finance Trust, Inc.(ö) 32,826 30
Macerich Co. (The)(ö) 6,961 175
Marcus & Millichap, Inc. 16,483 514
Marex Group PLC 5,385 328
MBIA, Inc.(Æ) 32,279 210
McGrath RentCorp 3,671 444
Mercury General Corp. 2,428 259
Metropolitan Bank Holding Corp. 7,654 756
Mid Penn Bancorp, Inc. 8,455 295
Midland States Bancorp, Inc. 819 26
Millrose Properties, Inc. Class A(ö) 716 22
Moelis & Co. Class A 1,567 103
National Bank Holdings Corp. Class A 17,318 769

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nelnet, Inc. Class A 268 36
Neptune Insurance Holdings, Inc. Class
A(Æ) 705 22
NerdWallet, Inc. Class A(Æ) 4,397 41
NETSTREIT Corp.(ö) 36,178 764
Newmark Group, Inc. Class A 7,411 112
NexPoint Residential Trust, Inc.(ö) 1,285 36
NMI Holdings, Inc. Class A(Æ) 3,199 131
Northeast Bank 3,253 431
Northpointe Bancshares, Inc. 23,056 442
Northwest Bancshares, Inc. 5,654 86
OceanFirst Financial Corp. 10,569 206
Octave Specialty Group, Inc.(Æ) 3,999 25
OFG Bancorp 3,004 147
Outfront Media, Inc.(ö) 8,486 278
Pagseguro Digital, Ltd. Class A 8,179 74
Paysign, Inc.(Æ) 3,130 26
Peapack-Gladstone Financial Corp. 11,725 555
Pelagos Insurance Capital, Ltd. 3,164 77
PennyMac Financial Services, Inc. 1,262 110
Perella Weinberg Partners 45,067 719
Phillips Edison & Co., Inc.(ö) 959 40
Piedmont Realty Trust, Inc. Class A(Æ)(Ð)
(ö) 1,838 17
Popular, Inc. 3,230 530
PRA Group, Inc.(Æ) 1,910 36
Preferred Bank 1,294 138
Primerica, Inc. 682 194
Prosperity Bancshares, Inc. 2,067 151
Provident Financial Services, Inc. 3,136 74
Radian Group, Inc. 3,519 133
Rayonier, Inc.(ö) 30,046 639
RBB Bancorp 695 19
Real Brokerage, Inc. (The)(Æ)(Ð) 8,385 15
Redwood Trust, Inc.(ö) 545 3
Regional Management Corp.(Ð) 308 13
Reinsurance Group of America, Inc. Class
A(Û) 1,498 319
Renasant Corp. 4,823 205
Ridgepost Capital, Inc. Class A 61,827 487
Riot Platforms, Inc.(Æ) 8,400 230
RMR Group, Inc. (The) Class A 4,299 88
Root, Inc. Class A(Æ) 2,525 141
Ryman Hospitality Properties, Inc.(ö) 1,281 165
S&T Bancorp, Inc. 2,431 119
Seacoast Banking Corp. of Florida 11,572 385
Selective Insurance Group, Inc. 3,004 291
ServisFirst Bancshares, Inc. 399 35
SiriusPoint, Ltd.(Æ) 9,214 221
SITE Centers Corp.(ö) 1,071 4
SL Green Realty Corp.(ö) 2,681 139
Slide Insurance Holdings, Inc.(Æ) 15,906 308
SmartFinancial, Inc. 5,729 269
South Plains Financial, Inc. 9,963 429
SouthState Bank Corp. 2,000 200
Spire Global, Inc.(Æ) 7,350 137
Stewart Information Services Corp. 2,244 148
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stifel Financial Corp.(Û) 417 29
Stock Yards Bancorp, Inc. 5,944 455
StoneX Group, Inc.(Æ) 4,478 531
Stratus Properties, Inc.(Æ) 6,422 185
Summit Hotel Properties, Inc.(ö) 5,500 39
Sunstone Hotel Investors, Inc.(Ð)(ö) 12,574 144
Target Hospitality Corp. Class A(Æ) 3,358 68
TeraWulf, Inc.(Æ) 31,297 773
Texas Capital Bancshares, Inc. 1,418 146
Third Coast Bancshares, Inc.(Æ) 375 15
Tiptree, Inc. Class A 3,806 68
Towne Bank 12,884 467
Transcontinental Realty Investors, Inc.(Æ) 1,275 59
TriCo Bancshares 6,028 325
Triumph Financial, Inc.(Æ) 12,541 957
UL Solutions, Inc. Class A 5,441 554
UMB Financial Corp. 1,178 168
UMH Properties, Inc.(ö) 30,035 455
United Community Banks, Inc. 3,690 129
United Fire Group, Inc. 3,117 163
Universal Insurance Holdings, Inc. 1,001 41
Univest Financial Corp. 2,062 90
Unum Group(Û) 2,529 226
Upstart Holdings, Inc.(Æ) 495 18
Valley National Bancorp 12,323 181
Walker & Dunlop, Inc. 4,438 243
WesBanco, Inc. 15,049 587
Western Alliance Bancorp(Û) 3,913 322
WisdomTree, Inc. 13,928 236
World Acceptance Corp.(Æ) 267 60
Zions Bancorp National Association(Ð) 3,362 233
46,694
Health Care - 18.2%
10X Genomics, Inc. Class A(Æ) 9,933 381
Aclaris Therapeutics, Inc.(Æ) 28,932 153
Adaptive Biotechnologies Corp.(Æ) 2,120 45
ADC Therapeutics SA(Æ) 21,617 23
ADMA Biologics, Inc.(Æ) 52,693 441
Agios Pharmaceuticals, Inc.(Æ) 1,913 71
Akebia Therapeutics, Inc.(Æ)(Ð) 10,778 12
Aldeyra Therapeutics, Inc.(Æ) 4,525 10
Alector, Inc.(Æ) 3,260 7
Align Technology, Inc.(Æ) 311 52
Alignment Healthcare, Inc.(Æ)(Ð) 10,010 238
Alkermes PLC(Æ) 11,999 629
Allogene Therapeutics, Inc.(Æ) 9,995 21
Alphatec Holdings, Inc.(Æ) 9,008 78
Alumis, Inc.(Æ) 6,450 181
American Well Corp. Class A(Æ) 16,622 152
Amylyx Pharmaceuticals, Inc.(Æ) 4,892 88
AnaptysBio, Inc.(Ð) 772 52
AngioDynamics, Inc.(Æ) 2,948 38
ANI Pharmaceuticals, Inc.(Æ) 9,475 784
Annexon, Inc.(Æ) 28,154 161
Aquestive Therapeutics, Inc.(Æ) 20,019 83
Arcturus Therapeutics Holdings, Inc.(Æ) 2,245 15

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arcus Biosciences, Inc.(Æ)(Ð) 3,064 94
Ardent Health, Inc.(Æ) 1,730 17
Arrowhead Pharmaceuticals, Inc.(Æ) 9,023 735
Arvinas, Inc.(Æ) 9,212 77
Ascendis Pharma A/S(Æ) 1,800 480
Atrium Therapeutics, Inc.(Æ) 98 1
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 5,032 85
Avanos Medical, Inc.(Æ) 7,076 176
Aveanna Healthcare Holdings, Inc.(Æ) 32,721 280
Axogen, Inc.(Æ) 6,166 285
Axsome Therapeutics, Inc.(Æ) 1,947 477
Azenta, Inc.(Æ) 5,732 146
Beam Therapeutics, Inc.(Æ)(Ð) 6,611 227
Benitec Biopharma, Inc.(Æ) 10,208 137
BioAge Labs, Inc.(Æ) 4,588 112
BioLife Solutions, Inc.(Æ) 20,459 578
Bio-Rad Laboratories, Inc. Class A(Æ) 438 129
BridgeBio Pharma, Inc.(Æ) 12,184 907
BrightSpring Health Services, Inc.(Æ) 796 56
Butterfly Network, Inc.(Æ) 17,211 145
CareDx, Inc.(Æ) 30,795 878
Caribou Biosciences, Inc.(Æ) 1,385 2
Caris Life Sciences, Inc.(Æ)(Ð) 1,217 22
Carlsmed, Inc.(Æ) 12,922 134
Celcuity, Inc.(Æ) 4,377 458
Certara, Inc.(Æ) 22,588 148
Cerus Corp.(Æ) 36,804 107
CG Oncology, Inc.(Æ) 6,912 491
Charles River Laboratories International,
Inc.(Æ) 862 195
Cogent Biosciences, Inc.(Æ) 23,192 898
CONMED Corp. 2,008 66
Corcept Therapeutics, Inc.(Æ) 3,022 263
CRISPR Therapeutics AG(Æ) 1,141 62
Cytek Biosciences, Inc.(Æ) 79,911 354
Cytokinetics, Inc.(Æ) 12,730 1,084
DBV Technologies SA - ADR(Æ) 5,834 96
Definitive Healthcare Corp.(Æ) 2,378 2
Definium Therapeutics, Inc.(Æ) 3,601 169
Design Therapeutics, Inc.(Æ)(Ð) 2,344 34
Dianthus Therapeutics, Inc.(Æ) 5,837 569
Edgewise Therapeutics, Inc.(Æ) 3,869 157
Editas Medicine, Inc.(Æ) 8,247 27
Embecta Corp. 3,100 10
Enanta Pharmaceuticals, Inc.(Æ) 5,424 79
Enliven Therapeutics, Inc.(Æ) 4,921 250
Ensign Group, Inc. (The) 850 136
Entrada Therapeutics, Inc.(Æ) 776 6
Exelixis, Inc.(Æ) 7,789 424
EyePoint, Inc.(Æ) 5,770 83
Fate Therapeutics, Inc.(Æ) 7,593 20
First Tracks Biotherapeutics, Inc.(Æ) 772 16
Forte Biosciences, Inc.(Æ) 4,275 91
Fortrea Holdings, Inc.(Æ) 3,929 68
Fulcrum Therapeutics, Inc.(Æ) 6,912 25
Fulgent Genetics, Inc.(Æ) 7,277 149
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 198 2
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Glaukos Corp.(Æ) 1,015 142
Gossamer Bio, Inc.(Æ) 9,057 1
GRAIL, Inc.(Æ)(Ð) 581 40
Guardant Health, Inc.(Æ) 5,553 833
Guardian Pharmacy Services, Inc. Class
A(Æ) 10,281 430
Halozyme Therapeutics, Inc.(Æ)(Ð) 5,541 434
HealthEquity, Inc.(Æ) 5,138 464
Hinge Health, Inc. Class A(Æ) 292 24
Icon PLC(Æ) 2,929 509
Innoviva, Inc.(Æ) 24,367 553
Inogen, Inc.(Æ) 729 5
Inspire Medical Systems, Inc.(Æ)(Ð) 375 17
Integer Holdings Corp.(Æ) 998 93
Intellia Therapeutics, Inc.(Æ) 4,501 76
iRadimed Corp. 8,347 798
IRhythm Holdings, Inc.(Æ) 1,190 142
Ironwood Pharmaceuticals, Inc. Class A(Æ) 6,716 28
Jade Biosciences, Inc.(Æ) 6,564 146
Joint Corp. (The)(Æ) 24,441 215
Kailera Therapeutics, Inc.(Æ) 2,592 57
Keros Therapeutics, Inc.(Æ) 2,751 29
KORU Medical Systems, Inc.(Æ) 24,670 104
Krystal Biotech, Inc.(Æ) 2,985 1,109
Kura Oncology, Inc.(Æ) 2,355 26
Kymera Therapeutics, Inc.(Æ) 1,804 207
Lantheus Holdings, Inc.(Æ)(Ð) 2,402 266
LB Pharmaceuticals, Inc.(Æ) 2,897 94
LeMaitre Vascular, Inc. 7,051 677
LENZ Therapeutics, Inc.(Æ) 693 4
Ligand Pharmaceuticals, Inc. Class B(Æ) 7,576 2,395
Liquidia Corp.(Æ) 2,986 238
Lucid Diagnostics, Inc.(Æ) 138,850 149
MacroGenics, Inc.(Æ) 4,500 21
Madrigal Pharmaceuticals, Inc.(Æ) 1,448 778
MannKind Corp.(Æ) 17,350 74
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 8,179 51
Medpace Holdings, Inc.(Æ) 343 182
MeiraGTx Holdings PLC(Æ) 3,398 46
Merit Medical Systems, Inc.(Æ) 2,894 201
Mineralys Therapeutics, Inc.(Æ) 2,493 67
Mirum Pharmaceuticals, Inc.(Æ) 6,149 720
Molina Healthcare, Inc.(Æ) 1,749 400
Monopar Therapeutics, Inc.(Æ) 1,267 117
Myriad Genetics, Inc.(Æ) 8,153 47
Natera, Inc.(Æ) 1,220 331
National HealthCare Corp. 1,143 242
Nektar Therapeutics(Æ) 3,309 231
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 2,221 374
NeuroPace, Inc.(Æ) 10,046 160
Newamsterdam Pharma Co. NV(Æ) 3,750 127
Novavax, Inc.(Æ)(Ð) 1,776 17
Novocure, Ltd.(Æ) 5,102 77
Nurix Therapeutics, Inc.(Æ) 4,664 113
Nuvation Bio, Inc.(Æ) 8,996 51
Ocular Therapeutix, Inc.(Æ)(Ð) 5,853 57

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omada Health, Inc.(Æ) 1,334 29
Omnicell, Inc.(Æ) 1,518 63
Option Care Health, Inc.(Æ) 12,266 257
OraSure Technologies, Inc.(Æ)(Ð) 1,834 8
Organogenesis Holdings, Inc.(Æ) 5,419 13
Orthofix Medical, Inc.(Æ) 16,603 152
Oruka Therapeutics, Inc.(Æ) 4,532 431
Oscar Health, Inc. Class A(Æ) 8,760 250
Pacific Biosciences of California, Inc.(Æ) 40,799 69
Palvella Therapeutics, Inc.(Æ) 483 74
Park Dental Partners, Inc.(Æ) 7,639 165
Pediatrix Medical Group, Inc.(Æ) 8,680 220
Pennant Group, Inc. (The)(Æ) 17,689 654
Personalis, Inc.(Æ) 8,947 120
Phathom Pharmaceuticals, Inc.(Æ) 7,240 79
Phibro Animal Health Corp. Class A(Ð) 19,304 606
Phreesia, Inc.(Æ) 3,684 38
Praxis Precision Medicines, Inc.(Æ) 1,724 577
Prestige Consumer Healthcare, Inc.(Æ) 1,423 67
Protagonist Therapeutics, Inc.(Æ) 5,420 664
Prothena Corp. PLC(Æ) 4,103 40
PTC Therapeutics, Inc.(Æ) 16,037 1,308
Quanterix Corp.(Æ)(Ð) 981 4
Rapport Therapeutics, Inc.(Æ) 2,684 112
REGENXBIO, Inc.(Æ) 8,990 108
Relay Therapeutics, Inc.(Æ) 17,023 318
Revolution Medicines, Inc.(Æ) 1,836 344
Rezolute, Inc.(Æ) 4,943 26
Rhythm Pharmaceuticals, Inc.(Æ) 1,659 184
Rigel Pharmaceuticals, Inc.(Æ) 3,704 145
Rocket Pharmaceuticals, Inc.(Æ) 4,696 16
Roivant Sciences, Ltd.(Æ) 10,738 380
RxSight, Inc.(Æ) 13,002 63
Sana Biotechnology, Inc.(Æ)(Ð) 6,499 23
Scholar Rock Holding Corp.(Æ) 3,949 217
Schrodinger, Inc.(Æ)(Ð) 2,815 46
Select Medical Holdings Corp. 9,946 164
Septerna, Inc.(Æ)(Ð) 1,027 34
SIGA Technologies, Inc. 1,902 7
Sionna Therapeutics, Inc.(Æ) 2,348 103
Spyre Therapeutics, Inc.(Æ) 5,329 473
Stevanato Group SpA 15,721 284
Supernus Pharmaceuticals, Inc.(Æ) 2,835 132
Tandem Diabetes Care, Inc.(Æ) 5,955 90
Tango Therapeutics, Inc.(Æ) 12,362 386
Tarsus Pharmaceuticals, Inc.(Æ) 2,487 157
Teleflex, Inc. 757 96
TG Therapeutics, Inc.(Æ) 8,225 452
Travere Therapeutics, Inc.(Æ)(Ð) 17,013 967
Trevi Therapeutics, Inc.(Æ) 5,366 100
Twist Bioscience Corp.(Æ) 3,686 379
Tyra Biosciences, Inc.(Æ)(Ð) 3,835 122
UFP Technologies, Inc.(Æ) 2,225 590
Ultragenyx Pharmaceutical, Inc.(Æ) 5,822 194
uniQure NV(Æ) 3,591 165
Upstream Bio, Inc.(Æ) 2,100 15
UroGen Pharma, Ltd.(Æ) 5,128 189
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vanda Pharmaceuticals, Inc.(Æ) 4,574 28
Varex Imaging Corp.(Æ) 2,333 24
Viridian Therapeutics, Inc.(Æ) 2,811 52
Xenon Pharmaceuticals, Inc.(Æ) 3,337 201
Xeris Biopharma Holdings, Inc.(Æ)(Ð) 15,363 122
Zymeworks, Inc.(Æ) 1,796 47
44,666
Materials and Processing - 8.1%
AAON, Inc. 3,102 394
Acuity, Inc. 419 158
AdvanSix, Inc. 14,205 282
Albemarle Corp. 1,853 250
Alcoa Corp. 3,003 157
Algoma Steel Group, Inc.(Æ) 42,344 171
American Vanguard Corp.(Æ) 14,381 40
Apogee Enterprises, Inc. 1,320 60
Ardagh Metal Packaging SA 8,878 42
Aspen Aerogels, Inc.(Æ) 6,064 38
Avient Corp. 9,685 358
Belden, Inc. 1,613 193
Boise Cascade Co. 1,574 122
BrightView Holdings, Inc. 14,674 208
Builders FirstSource, Inc.(Æ)(Ð) 240 21
Caledonia Mining Corp. PLC 1,561 30
Capstone Copper Corp.(Æ) 32,562 299
Carpenter Technology Corp. 419 258
Celanese Corp. Class A(Ð) 8,259 380
Century Aluminum Co.(Æ) 4,442 204
Clearwater Paper Corp.(Æ) 1,011 16
Codexis, Inc.(Æ) 3,534 8
Commercial Metals Co. 9,117 572
Compass Minerals International, Inc.(Æ) 1,834 57
Constellium SE(Æ) 9,991 318
Contango Silver & Gold, Inc.(Æ) 7,441 118
Core & Main, Inc. Class A(Æ)(Ð) 3,059 148
Crown Holdings, Inc. 3,030 339
Darling Ingredients, Inc.(Æ)(Û) 5,056 276
Fabrinet(Æ) 314 176
Ferroglobe PLC 60,398 192
FMC Corp.(Ð) 5,658 65
Global Industrial Co. 535 18
Gold.com, Inc. 1,487 62
Greif, Inc. Class A 5,757 429
H.B. Fuller Co. 5,332 311
Hudson Technologies, Inc.(Æ) 12,882 74
Huntsman Corp. 26,456 281
Ingevity Corp.(Æ) 1,845 138
Innospec, Inc. 8,050 655
Insteel Industries, Inc.(Ð) 11,692 353
James Hardie Industries PLC(Æ) 8,673 227
JELD-WEN Holding, Inc.(Æ)(Ð) 1,508 2
Karat Packaging, Inc. 20,629 690
Knife River Corp.(Æ) 1,257 105
Koppers Holdings, Inc. 6,290 282
Kronos Worldwide, Inc.(Ð) 32,325 205
Legence Corp. Class A(Æ) 2,367 202

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Louisiana-Pacific Corp. 6,014 473
LSI Industries, Inc. 3,771 100
Magnera Corp.(Æ) 2,809 33
Mativ Holdings, Inc. 37,524 284
Metallus, Inc.(Æ) 22,059 412
Modine Manufacturing Co.(Æ) 856 229
Myers Industries, Inc. 25,417 897
O-I Glass, Inc.(Æ) 5,724 55
OPENLANE, Inc.(Æ) 10,944 451
Orion SA 13,640 90
Pool Corp. 1,709 367
Quaker Chemical Corp. 1,912 304
Ranpak Holdings Corp.(Æ) 46,060 337
Rayonier Advanced Materials, Inc.(Æ) 12,947 102
Reliance, Inc.(Ð) 913 341
Resideo Technologies, Inc.(Æ) 5,884 183
Rush Enterprises, Inc. Class A 2,145 157
ScanSource, Inc.(Æ)(Û) 624 33
Simpson Manufacturing Co., Inc. 1,854 388
Solstice Advanced Materials, Inc. 225 20
Sonoco Products Co. 2,389 135
SPX Technologies, Inc.(Æ) 1,103 270
Stepan Co. 21,082 1,175
thyssenkrupp AG 22,510 268
Timken Co. (The) 5,952 865
Trekor Metals, Ltd.(Æ) 21,534 148
Trex Co., Inc.(Æ) 4,971 249
UFP Industries, Inc. 4,878 443
Unifi, Inc.(Æ) 167 1
US Gold Corp.(Æ) 10,753 165
Vox Royalty Corp. 30,804 146
Watsco, Inc.(Ð) 644 268
Westlake Corp. 216 16
Worthington Enterprises, Inc. 1,814 98
Worthington Steel, Inc. 10,561 355
19,842
Producer Durables - 19.3%
908 Devices, Inc.(Æ) 13,088 114
ABM Industries, Inc. 14,772 654
ACCO Brands Corp. 18,852 78
Adient PLC(Æ) 5,128 94
ADT, Inc. 25,384 165
Aebi Schmidt Holding AG 8,256 104
Alamo Group, Inc.(Ð) 560 92
Albany International Corp. Class A 11,396 849
Allegiant Travel Co. Class A(Æ)(Ð) 836 98
Allient, Inc. 2,417 249
American Airlines Group, Inc.(Æ)(Ð)(Û) 24,308 439
American Superconductor Corp.(Æ) 11,891 494
AMN Healthcare Services, Inc.(Æ) 12,704 411
Amprius Technologies, Inc.(Æ) 4,998 69
ArcBest Corp. 4,507 647
Arcosa, Inc. 1,350 196
Ardmore Shipping Corp. 20,210 283
Argan, Inc. 2,182 1,742
Arhaus, Inc.(Ð) 2,735 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ascent Industries Co.(Æ) 8,502 128
Astronics Corp.(Æ) 686 56
Astronics Corp. Class B(Æ) 137 10
Barrett Business Services, Inc. 1,936 69
Bloom Energy Corp. Class A(Æ) 697 211
Bowman Consulting Group, Ltd.(Æ) 15,417 450
Brink's Co. (The) 1,173 111
Bristow Group, Inc. 3,216 133
BWX Technologies, Inc. 1,179 230
Cactus, Inc. Class A 5,783 296
Cardinal Infrastructure Group, Inc. Class
A(Æ) 9,827 926
Casella Waste Systems, Inc. Class A(Æ) 4,152 403
CECO Environmental Corp.(Æ) 8,893 807
Champion Homes, Inc.(Æ) 3,726 328
Clean Energy Fuels Corp.(Æ) 4,549 9
Comfort Systems USA, Inc.(Û) 50 99
Copa Holdings SA Class A 661 103
Covenant Logistics Group, Inc. Class A 23,146 1,023
Cross Country Healthcare, Inc.(Æ) 31,170 412
CryoPort, Inc.(Æ) 5,021 79
Custom Truck One Source, Inc.(Æ) 22,958 271
Deluxe Corp. 28,313 676
DHT Holdings, Inc. 9,286 154
Donaldson Co., Inc. 3,723 334
Dorian LPG, Ltd. 4,132 144
Ducommun, Inc.(Æ) 1,187 220
Dycom Industries, Inc.(Æ) 562 284
Electrovaya, Inc.(Æ) 6,254 66
EMCOR Group, Inc.(Û) 371 308
Energy Recovery, Inc.(Æ) 4,924 44
Energy Services of America Corp. 1,727 33
ESCO Technologies, Inc. 452 158
Everforth, Inc.(Æ) 3,308 59
Federal Signal Corp. 3,565 458
Flowserve Corp. 4,985 370
Fluor Corp.(Æ) 11,806 619
Fox Factory Holding Corp.(Æ) 3,571 61
Franklin Covey Co.(Æ)(Ð) 309 8
Franklin Electric Co., Inc. 2,437 261
Frontier Group Holdings, Inc.(Æ) 36,094 286
FTAI Aviation, Ltd. 350 95
GATX Corp. 210 37
Generac Holdings, Inc.(Æ) 620 182
Gentex Corp. 8,326 210
Graco, Inc. 1,705 129
Granite Construction, Inc. 691 109
Greenbrier Cos., Inc. (The) 12,162 596
GXO Logistics, Inc.(Æ) 3,732 189
Heartland Express, Inc. 6,332 96
Helios Technologies, Inc. 1,974 176
Herc Holdings, Inc. Class W 1,113 160
Hillman Solutions Corp.(Æ) 14,596 123
HNI Corp. 2,028 82
Holley, Inc.(Æ)(Ð) 84,993 217
Hub Group, Inc. Class A 10,020 439
Huntington Ingalls Industries, Inc.(Ð) 159 45

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hyster-Yale, Inc.(Ð) 15,065 528
ICF International, Inc.(Û) 2,241 163
Insperity, Inc.(Û) 3,058 126
Itron, Inc.(Æ)(Û) 2,151 186
JetBlue Airways Corp.(Æ)(Ð) 27,527 158
Kelly Services, Inc. Class A 2,229 27
Kennametal, Inc. 3,716 130
Kforce, Inc. 22,394 1,051
Kirby Corp.(Æ) 674 92
Knight-Swift Transportation Holdings, Inc. 5,151 401
Korn Ferry 6,667 444
Lamb Weston Holdings, Inc. 5,034 217
Landstar System, Inc. 1,122 232
LCI Industries 2,974 315
Liquidity Services, Inc.(Æ) 6,152 241
Littelfuse, Inc. 744 339
Mama's Creations, Inc.(Æ) 22,511 402
Manitowoc Co., Inc. (The)(Æ) 18,243 253
ManpowerGroup, Inc. 2,599 88
MarketAxess Holdings, Inc. 102 12
Marten Transport, Ltd. 77,299 1,341
Matson, Inc. 900 173
Maximus, Inc. 2,253 121
Mayville Engineering Co., Inc.(Æ) 1,203 45
Mercury Systems, Inc.(Æ) 1,836 225
Mesa Laboratories, Inc. 8,137 810
Methode Electronics, Inc. 11,299 214
Microvast Holdings, Inc.(Æ) 31,927 37
Miller Industries, Inc. 5,587 286
MillerKnoll, Inc. 64,718 1,324
MSC Industrial Direct Co., Inc. Class A 3,933 468
Mueller Industries, Inc. 2,916 358
MYR Group, Inc.(Æ) 806 403
Nextpower, Inc. Class A(Æ)(Ð) 189 23
Nexxen International, Ltd.(Æ) 9,088 82
Onterris, Inc.(Æ) 16,228 328
Orion Group Holdings, Inc.(Æ) 9,856 166
Pangaea Logistics Solutions, Ltd. 2,471 16
Park Aerospace Corp. 4,349 166
Paylocity Holding Corp.(Æ) 1,877 196
Paysafe, Ltd.(Æ) 2,301 17
Perma-Pipe International Holdings, Inc.(Æ) 585 16
Phinia, Inc. 2,526 208
Pitney Bowes, Inc. 13,682 240
Powell Industries, Inc.(Ð) 979 280
Primoris Services Corp. 1,420 141
Priority Technology Holdings, Inc.(Æ) 17,226 115
Proficient Auto Logistics, Inc.(Æ) 54,328 370
PROG Holdings, Inc. 2,821 131
Public Policy Holding Co, Inc. 18,170 135
Radiant Logistics, Inc.(Æ) 43,845 415
Ralliant Corp.(Û) 1,148 85
Regal Rexnord Corp. 1,922 458
Robert Half, Inc. 18,688 574
RXO, Inc.(Æ) 14,031 387
Ryder System, Inc.(Û) 1,323 349
Saia, Inc.(Æ)(Û) 923 389
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Schneider National, Inc. Class B 17,952 656
Scorpio Tankers, Inc. 3,175 220
Scotts Miracle-Gro Co. (The) Class A 8,930 608
SFL Corp., Ltd. 6,400 65
Sight Sciences, Inc.(Æ) 18,531 100
SkyWest, Inc.(Æ) 1,746 173
Star Bulk Carriers Corp. 7,947 198
Sterling Infrastructure, Inc.(Æ) 1,269 1,065
StoneCo, Ltd. Class A 12,422 135
Stoneridge, Inc.(Æ) 30,571 224
Strattec Security Corp.(Æ)(Ð) 460 37
TAT Technologies, Ltd.(Æ) 4,389 212
Teekay Tankers, Ltd. Class A(Ð) 3,763 244
Tennant Co. 6,459 565
Terex Corp. 4,608 334
Titan International, Inc.(Æ) 2,217 17
Titan Machinery, Inc.(Æ)(Ð) 16,270 344
Toro Co. (The) 3,248 316
Trade Desk, Inc. (The) Class A(Æ)(Ð) 607 11
TriNet Group, Inc.(Û) 2,168 107
TrueBlue, Inc.(Æ) 45,221 315
Tutor Perini Corp. 6,012 499
U-Haul Holding Co.(Æ)(Ð)(Û) 890 58
UniFirst Corp. 489 129
V2X, Inc.(Æ) 4,315 322
Werner Enterprises, Inc. 43,598 1,901
Willdan Group, Inc.(Æ) 8,524 674
Willscot Holdings Corp. 10,618 306
Xerox Holdings Corp. 19,480 61
Xometry, Inc. Class A(Æ) 3,556 343
ZipRecruiter, Inc. Class A(Æ) 6,119 23
47,142
Technology - 13.7%
3D Systems Corp.(Æ)(Ð) 7,007 21
8x8, Inc.(Æ) 69,353 119
ACI Worldwide, Inc.(Æ) 3,500 176
ACM Research, Inc. Class A(Æ)(Ð) 5,023 637
ACV Auctions, Inc. Class A(Æ)(Ð) 9,229 66
Alpha & Omega Semiconductor, Ltd.(Æ) 2,009 95
Ambarella, Inc.(Æ) 4,005 344
Amplitude, Inc. Class A(Æ) 5,931 45
Angi, Inc.(Æ) 3,204 19
Appfolio, Inc. Class A(Æ) 725 116
Appian Corp. Class A(Æ) 7,322 168
Arteris, Inc.(Æ) 1,996 97
Asana, Inc. Class A(Æ) 7,225 51
Atlassian Corp. Class A(Æ)(Û) 225 18
Aviat Networks, Inc.(Æ)(Ð) 3,666 81
Axcelis Technologies, Inc.(Æ) 284 54
Benchmark Electronics, Inc. 3,208 317
BigBear.ai Holdings, Inc.(Æ) 5,363 20
BK Technologies Corp.(Æ) 1,450 125
Blend Labs, Inc. Class A(Æ)(Ð) 7,743 13
Box, Inc. Class A(Æ) 4,832 128
Bumble, Inc. Class A(Æ) 8,485 27
C3.ai, Inc. Class A(Æ)(Ð) 4,800 44

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Calix, Inc.(Æ) 2,189 82
Cargurus, Inc.(Æ) 3,917 134
Cars.com, Inc.(Æ) 5,922 65
Chime Financial, Inc. Class A(Æ) 19,468 399
Ciena Corp.(Æ) 630 309
Cirrus Logic, Inc.(Æ)(Ð) 1,977 294
Clear Secure, Inc. Class A 4,572 255
Climb Global Solutions, Inc.(Ð) 1,924 45
Commerce.com, Inc.(Æ) 4,227 13
CommVault Systems, Inc.(Æ) 2,957 419
Consensus Cloud Solutions, Inc. Class
W(Æ) 12,626 482
Crane NXT Co. 33,178 1,697
Cricut, Inc. Class A(Ð) 1,427 6
CS Disco, Inc.(Æ) 21,028 80
DigitalOcean Holdings, Inc.(Æ) 2,326 365
Diodes, Inc.(Æ) 3,909 428
DocuSign, Inc.(Æ) 5,188 230
Dropbox, Inc. Class A(Æ)(Ð) 8,423 231
D-Wave Quantum, Inc.(Æ) 10,227 245
eGain Corp.(Æ)(Ð) 906 6
ePlus, Inc. 1,712 143
Etsy, Inc.(Æ) 4,028 303
EverQuote, Inc. Class A(Æ) 3,778 90
Evolent Health, Inc. Class A(Æ) 6,311 34
Frequency Electronics, Inc.(Æ) 2,423 161
GoDaddy, Inc. Class A(Æ)(Û) 2,935 249
Graham Corp.(Æ) 3,360 416
Grindr, Inc.(Æ) 2,327 33
Harmonic, Inc.(Æ)(Ð) 6,046 99
Ichor Holdings, Ltd.(Æ) 3,520 395
IDT Corp. Class B 815 47
Ingram Micro Holding Corp.(Û) 2,667 73
Inseego Corp.(Æ) 12,680 131
Insight Enterprises, Inc.(Æ)(Û) 162 20
JFrog, Ltd.(Æ) 1,533 139
Kaltura, Inc.(Æ) 119,269 155
KBR, Inc. 9,990 345
Kimball Electronics, Inc.(Æ) 4,092 105
Kopin Corp.(Æ) 74,201 332
Kulicke & Soffa Industries, Inc. 2,002 268
Kyndryl Holdings, Inc.(Æ) 12,850 145
Lantronix, Inc.(Æ) 1,318 8
LightPath Technologies, Inc. Class A(Æ) 21,784 356
Lumentum Holdings, Inc.(Æ) 829 711
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,271 483
Manhattan Associates, Inc.(Æ) 1,454 202
Maplebear, Inc.(Æ)(Û) 8,083 383
Marqeta, Inc. Class A(Æ) 33,368 135
Match Group, Inc.(Ð) 8,580 326
MediaAlpha, Inc. Class A(Æ) 4,349 55
Millicom International Cellular SA(Ð) 3,766 342
Napco Security Technologies, Inc.(Û) 17,993 683
nCino, Inc.(Æ) 28,387 464
NCR Voyix Corp.(Æ) 20,884 171
NETGEAR, Inc.(Æ) 1,943 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Netskope, Inc. Class A(Æ) 5,845 64
Nextdoor Holdings, Inc.(Æ)(Ð) 8,889 20
nLight, Inc.(Æ) 3,515 245
Nutanix, Inc. Class A(Æ)(Û) 7,982 407
Nutex Health, Inc.(Æ) 643 110
NVE Corp. 7,555 790
One Stop Systems, Inc.(Æ) 4,780 87
OneSpan, Inc. 45,219 649
Onto Innovation, Inc.(Æ)(Û) 1,513 573
Ooma, Inc.(Æ) 10,047 193
Ouster, Inc.(Æ) 5,641 353
PagerDuty, Inc.(Æ) 7,773 75
PAR Technology Corp.(Æ) 6,062 106
Pattern Group, Inc. Class A(Æ) 1,567 39
PC Connection, Inc.(Û) 366 27
PDF Solutions, Inc.(Æ) 31,400 2,223
Pegasystems, Inc. 26,191 785
Pinterest, Inc. Class A(Æ)(Û) 17,445 367
Planet Labs PBC(Æ) 18,166 602
Playtika Holding Corp. 8,740 33
Plexus Corp.(Æ) 778 234
Porch Group, Inc.(Æ) 22,549 339
Power Integrations, Inc. 888 74
Preformed Line Products Co. 1,232 506
PubMatic, Inc. Class A(Æ) 2,204 29
Qualys, Inc.(Æ) 858 118
Quantum Computing, Inc.(Æ) 3,043 30
RADCOM, Ltd.(Æ) 12,518 177
Rambus, Inc.(Æ) 2,157 286
Rapid7, Inc.(Æ) 5,497 45
Red Violet, Inc.(Æ) 11,632 741
Satellogic, Inc. Class A(Æ) 12,524 72
SentinelOne, Inc. Class A(Æ) 11,327 192
Silicon Laboratories, Inc.(Æ) 741 162
Silicon Motion Technology Corp. - ADR 3,537 1,179
SiTime Corp.(Æ) 726 541
Snap, Inc. Class A(Æ) 3,075 14
Sonos, Inc.(Æ) 8,967 121
SPS Commerce, Inc.(Æ) 900 51
Telos Corp.(Æ) 1,530 7
Teradata Corp.(Æ) 13,941 483
Thryv Holdings, Inc.(Æ)(Ð) 3,345 13
Tower Semiconductor, Ltd.(Æ) 228 59
TTEC Holdings, Inc.(Æ) 12,385 24
TTM Technologies, Inc.(Æ) 994 186
Tucows, Inc. Class A(Æ) 9,729 131
Ultra Clean Holdings, Inc.(Æ) 7,546 1,076
Unisys Corp.(Æ) 3,018 11
Upland Software, Inc.(Æ) 2,478 12
Varonis Systems, Inc.(Æ) 6,419 269
Veeco Instruments, Inc.(Æ) 5,969 452
Viavi Solutions, Inc. Class W(Æ) 7,222 345
Vishay Intertechnology, Inc. 1,715 92
Vistance Networks, Inc. 13,178 168
VTEX Class A(Æ) 96,494 386
Weave Communications, Inc.(Æ) 3,697 22
Workiva, Inc.(Æ) 9,223 447

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xperi, Inc.(Æ)(Ð) 1,592 13
Zeta Global Holdings Corp. Class A(Æ) 8,654 170
33,638
Utilities - 2.7%
Artesian Resources Corp. Class A 5,897 201
BKV Corp.(Æ) 13,263 363
Black Hills Corp. 2,763 206
California Resources Corp. 1,862 99
Chesapeake Utilities Corp. 1,083 133
CNX Resources Corp.(Æ) 3,783 128
Comstock Resources, Inc.(Æ)(Ð) 1,699 25
Consolidated Water Co., Ltd. 635 19
Excelerate Energy, Inc. Class A(Ð) 21,833 829
Genie Energy, Ltd. Class B 367 5
Golar LNG, Ltd. 3,526 176
Granite Ridge Resources, Inc. 4,755 21
Gulfport Energy Corp.(Æ) 748 127
Infinity Natural Resources, Inc. Class A(Æ) 22,338 284
MGE Energy, Inc. 2,590 211
New Jersey Resources Corp. 1,948 109
Northern Oil & Gas, Inc. 24,955 453
ONE Gas, Inc. 2,136 165
Permian Resources Corp. Class A 10,418 192
Portland General Electric Co. 4,224 219
RGC Resources, Inc. 11,304 270
Riley Exploration Permian, Inc. 3,346 110
Southwest Gas Holdings, Inc. 2,244 199
Spire, Inc. 4,320 337
Talen Energy Corp.(Æ)(Û) 938 360
Tamboran Resources Corp.(Æ) 5,950 193
Telephone and Data Systems, Inc. 2,432 90
UGI Corp. 9,843 340
Unitil Corp. 6,673 352
WhiteHawk Minerals Corp. Class A(Æ) 13,781 383
6,599
Total Common Stocks
(cost $178,474) 239,403
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
Rights 634 —
Inhibrx, Inc.(Æ)(Š)
Rights 5,417 4
Resolute Forest Products, Inc.(Æ)(Š)
Rights 7,348 10
Xerox Holdings Corp.(Æ)
2028 Warrants 9,740 3
Total Warrants and Rights
(cost $14) 17
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 13,173,811 (∞) 13,170
Total Short-Term Investments
(cost $13,170) 13,170
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 103.2%
(identified cost $191,658) 252,590
Securities Sold Short - (3.4)%
Consumer Discretionary - (0.3)%
Bally's Corp.(Æ) (500) (7)
Bel Fuse, Inc. Class A (363) (106)
Dauch Corp.(Æ) (7,483) (40)
Dutch Bros, Inc. Class A(Æ) (1,609) (115)
Joby Aviation, Inc.(Æ) (11,281) (101)
Kontoor Brands, Inc. (1,531) (128)
LGI Homes, Inc.(Æ) (611) (39)
M-Tron Industries, Inc.(Æ) (544) (54)
Redwire Corp.(Æ) (321) (4)
Reservoir Media, Inc.(Æ) (494) (5)
RUM Group, Inc.(Æ) (3,072) (19)
Strata Critical Medical, Inc.(Æ) (5,704) (30)
Unusual Machines, Inc.(Æ) (350) (8)
Ziff Davis, Inc.(Æ) (2,329) (122)
(778)
Consumer Staples - (0.1)%
Cadiz, Inc.(Æ) (2,663) (11)
Celsius Holdings, Inc.(Æ) (165) (5)
Energizer Holdings, Inc. (4,221) (90)
Grocery Outlet Holding Corp.(Æ) (5,571) (56)
Post Holdings, Inc.(Æ) (1,132) (100)
Quanex Building Products Corp. (2,177) (40)
Westrock Coffee Co.(Æ) (2,447) (20)
(322)
Energy - (0.3)%
American Resources Corp.(Æ) (3,611) (8)
ASP Isotopes, Inc.(Æ) (1,549) (10)
Centrus Energy Corp. Class A(Æ) (453) (76)
Core Laboratories, Inc. (2,112) (24)
Core Natural Resources, Inc. (1,413) (113)
DNOW, Inc.(Æ) (9,685) (126)
Flotek Industries, Inc.(Æ) (1,151) (27)
Innovex International, Inc.(Æ) (809) (20)
Plug Power, Inc.(Æ) (46,129) (125)
Ramaco Resources, Inc. Class A(Æ) (2,100) (28)
Shoals Technologies Group, Inc. Class A(Æ) (7,131) (70)
Solaris Energy Infrastructure, Inc. Class A (1,750) (141)
Uranium Energy Corp.(Æ) (8,909) (95)
(863)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (7,968) (87)
Arbor Realty Trust, Inc.(ö) (5,122) (28)
Atlantic Union Bankshares Corp. (3,099) (131)
Baldwin Insurance Group, Inc. (The) Class
A(Æ) (3,955) (105)
Cipher Digital, Inc.(Æ) (694) (17)
Compass, Inc. Class A(Æ) (12,392) (153)
Dynex Capital, Inc.(ö) (7,106) (93)
Forum Markets, Inc.(Æ) (1,219) (7)
FTAI Infrastructure, Inc. (8,202) (38)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HA Sustainable Infrastructure Capital, Inc. (2,941) (115)
Hudson Pacific Properties, Inc.(Æ)(ö) (4,887) (74)
OppFi, Inc.(Æ) (1,249) (12)
Pinnacle Financial Partners, Inc. (1,291) (130)
Rayonier, Inc.(ö) (6,249) (133)
Ready Capital Corp.(ö) (4,223) (7)
Rithm Property Trust, Inc.(ö) (86) (1)
Rocket Cos., Inc. Class A(Æ) (2,129) (34)
ServisFirst Bancshares, Inc. (536) (47)
Spire Global, Inc.(Æ) (3,597) (67)
Sunrise Realty Trust, Inc.(ö) (333) (3)
TIC Solutions, Inc.(Æ) (16,254) (131)
UWM Holdings Corp. (15,050) (34)
(1,447)
Health Care - (0.6)%
4D Molecular Therapeutics, Inc.(Æ) (3,568) (47)
Abeona Therapeutics, Inc.(Æ) (4,929) (30)
Acadia Healthcare Co., Inc.(Æ) (5,718) (169)
Achieve Life Sciences, Inc.(Æ) (3,553) (23)
Aclaris Therapeutics, Inc.(Æ) (4,890) (26)
Adicet Bio, Inc.(Æ) (885) (8)
Agenus, Inc.(Æ) (2,971) (9)
ArriVent Biopharma, Inc.(Æ) (978) (34)
aTyr Pharma, Inc.(Æ) (1,070) (1)
Aura Biosciences, Inc.(Æ) (880) (6)
Benitec Biopharma, Inc.(Æ) (861) (11)
Bicara Therapeutics, Inc.(Æ) (1,602) (48)
Butterfly Network, Inc.(Æ) (10,972) (92)
Community Health Systems, Inc.(Æ) (8,447) (28)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (194) (2)
CorMedix, Inc.(Æ) (9,124) (72)
Corvus Pharmaceuticals, Inc.(Æ) (551) (8)
Forte Biosciences, Inc.(Æ) (392) (8)
Guardian Pharmacy Services, Inc. Class
A(Æ) (793) (33)
Immuneering Corp. Class A(Æ) (1,200) (6)
ImmunityBio, Inc.(Æ) (698) (6)
Inhibikase Therapeutics, Inc.(Æ) (5,906) (12)
Invivyd, Inc.(Æ) (2,578) (2)
Lexeo Therapeutics, Inc.(Æ) (3,584) (17)
Lifecore Biomedical, Inc.(Æ) (963) (5)
MapLight Therapeutics, Inc.(Æ) (549) (20)
Monte Rosa Therapeutics, Inc.(Æ) (1,554) (38)
Nakamoto, Inc.(Æ) (256) (1)
ORIC Pharmaceuticals, Inc.(Æ) (2,888) (31)
Oruka Therapeutics, Inc.(Æ) (1,341) (128)
Ovid Therapeutics, Inc.(Æ) (2,400) (6)
Palisade Bio, Inc.(Æ) (13,181) (28)
Pediatrix Medical Group, Inc.(Æ) (567) (14)
Perspective Therapeutics, Inc.(Æ) (4,401) (15)
Precigen, Inc.(Æ) (8,251) (47)
Pursuit Attractions and Hospitality, Inc.(Æ) (1,011) (57)
RadNet, Inc.(Æ) (1,971) (122)
Rapport Therapeutics, Inc.(Æ) (620) (26)
Surgery Partners, Inc.(Æ) (3,235) (54)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenax Therapeutics, Inc.(Æ) (2,010) (29)
Vaxcyte, Inc.(Æ) (1,804) (105)
(1,424)
Materials and Processing - (0.2)%
Airjoule Technologies Corp.(Æ) (2,896) (16)
Element Solutions, Inc. (666) (32)
Greif, Inc. Class A (1,415) (105)
Ivanhoe Electric, Inc.(Æ) (4,356) (42)
Quaker Chemical Corp. (417) (66)
Sensient Technologies Corp. (406) (50)
US Gold Corp.(Æ) (836) (13)
VSE Corp. (480) (110)
(434)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (953) (157)
Brady Corp. Class A (99) (9)
Bridger Aerospace Group Holdings, Inc.(Æ) (2,440) (5)
Casella Waste Systems, Inc. Class A(Æ) (1,401) (136)
CBIZ, Inc.(Æ) (3,948) (127)
Construction Partners, Inc. Class A(Æ) (1,124) (133)
First Advantage Corp.(Æ) (5,657) (102)
GEO Group, Inc. (The)(Æ) (4,569) (135)
GPGI, Inc. Class A (5,097) (81)
indie Semiconductor, Inc. Class A(Æ) (21,362) (96)
JBT Marel Corp. (1,083) (157)
Kadant, Inc. (252) (79)
Limbach Holdings, Inc.(Æ) (340) (26)
Mirion Technologies, Inc.(Æ) (6,440) (115)
NET Power, Inc.(Æ) (7,255) (12)
NuScale Power Corp.(Æ) (8,073) (81)
Public Policy Holding Co, Inc. (648) (5)
PureCycle Technologies, Inc.(Æ) (640) (5)
Red Cat Holdings, Inc.(Æ) (1,115) (12)
Sabre Corp.(Æ) (27,477) (57)
Standex International Corp. (318) (114)
Uniti Group, Inc.(Æ) (9,992) (115)
Willscot Holdings Corp. (5,882) (170)
(1,929)
Technology - (0.4)%
American Bitcoin Corp. Class A(Æ) (8,824) (6)
BlackSky Technology, Inc.(Æ) (1,931) (54)
Blaize Holdings, Inc.(Æ) (5,422) (7)
Cibus, Inc.(Æ) (1,144) (1)
Coherent Corp.(Æ) (348) (137)
Crane NXT Co. (1,589) (81)
ePlus, Inc. (734) (61)
Exodus Movement, Inc. Class A(Æ) (175) (1)
GCT Semiconductor Holding, Inc.(Æ) (4,946) (15)
Immersion Corp. (2,827) (19)
KULR Technology Group, Inc.(Æ) (3,583) (14)
LightPath Technologies, Inc. Class A(Æ) (1,645) (27)
NextNav, Inc.(Æ) (986) (18)
Ouster, Inc.(Æ) (349) (22)
PAR Technology Corp.(Æ) (1,666) (29)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Powerfleet, Inc.(Æ) (8,545) (33)
Quantum Computing, Inc.(Æ) (637) (6)
Sanmina Corp.(Æ) (583) (147)
Serve Robotics, Inc.(Æ) (1,009) (7)
TTM Technologies, Inc.(Æ) (891) (167)
Velo3D, Inc.(Æ) (392) (7)
Vuzix Corp.(Æ) (5,421) (16)
(875)
Utilities - (0.1)%
NextDecade Corp.(Æ) (5,990) (45)
Otter Tail Corp. (1,331) (120)
Prairie Operating Co.(Æ) (8,298) (6)
Sable Offshore Corp.(Æ) (509) (2)
Shenandoah Telecommunications Co. (1,016) (15)
(188)
Total Securities Sold Short
(proceeds $7,348) (8,260)
Other Assets and Liabilities,
Net - 0.2%
550
Net Assets - 100.0%
244,880

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 84 USD 12,792 09/26 263
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 263
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,461 $ — $ —
$ —
$ 23,461
Consumer Staples 5,368 — —
—
5,368
Energy 11,993 — —
—
11,993
Financial Services 46,694 — —
—
46,694
Health Care 44,666 — —
—
44,666
Materials and Processing 19,842 — —
—
19,842
Producer Durables 47,142 — —
—
47,142
Technology 33,638 — —
—
33,638
Utilities 6,599 — —
—
6,599
Warrants and Rights 3 — 14 — 17
Short-Term Investments — — — 13,170 13,170
Total Investments
239,406 — 14 13,170 252,590
Securities Sold Short
*
(8,260) — — — (8,260)
Other Financial Instruments
Assets
Futures Contracts 263 — — — 263
Total Other Financial Instruments
**
$ 263 $ — $ — $ — $ 263
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 263
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,172
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 478
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands
^      Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 8,260 $ — $ 8,260
Total Financial and Derivative Liabilities
8,260 — 8,260
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,260 $ — $ 8,260
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 8,260 $ — $ 8,260 $ —
Total
$ 8,260 $ — $ 8,260 $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 191,658
Investments, at fair value(>) ........................................................................................................................................................
252,590
Foreign currency holdings(^) ....................................................................................................................................................... 3
Receivables:
Dividends and interest ...................................................................................................................................................... 124
Dividends from affiliated funds ....................................................................................................................................... 30
Investments sold ............................................................................................................................................................... 447
From broker(a) ................................................................................................................................................................. 821
Variation margin on futures contracts .............................................................................................................................. 263
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
254,279
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 37
Investments purchased ..................................................................................................................................................... 595
Fund shares redeemed ...................................................................................................................................................... 264
Accrued fees to affiliates .................................................................................................................................................. 176
Other accrued expenses .................................................................................................................................................... 67
Securities sold short, at fair value(‡) ........................................................................................................................................... 8,260
Total liabilities ...........................................................................................................................................................
9,399
Net Assets ...............................................................................................................................................................
$ 244,880
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 76,704
Shares of beneficial interest .........................................................................................................................................................
137
Additional paid-in capital ............................................................................................................................................................
168,039
Net Assets ...............................................................................................................................................................
$ 244,880
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 13,170
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 3
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 821
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 7,348
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 17.85
Net assets ............................................................................................................................................................................. $ 244,880,477
Shares outstanding ($.01 par value) ..................................................................................................................................... 13,716,334
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,755
Dividend distributions from affiliated funds .................................................................................................................... 162
Interest .............................................................................................................................................................................. 11
Total investment income .............................................................................................................................................................
1,928
Expenses
Advisory fees ................................................................................................................................................................... 991
Administrative fees .......................................................................................................................................................... 55
Custodian fees .................................................................................................................................................................. 34
Transfer agent fees .......................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 40
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 9
Dividends from securities sold short ................................................................................................................................ 43
Interest expense paid on securities sold short .................................................................................................................. 30
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 1,230
Expense reductions .......................................................................................................................................................... (50)
Net expenses ................................................................................................................................................................................
1,180
Net investment income (loss) .......................................................................................................................................................
748
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,489
Futures contracts .............................................................................................................................................................. 1,172
Securities sold short ......................................................................................................................................................... (821)
Net realized gain (loss) ................................................................................................................................................................
19,840
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 29,627
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 478
Securities sold short ......................................................................................................................................................... (713)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 29,390
Net realized and unrealized gain (loss) ........................................................................................................................................ 49,230
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 49,978

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 748 $ 1,140
Net realized gain (loss) ................................................................................................................ 19,840 8,245
Net change in unrealized appreciation (depreciation) ................................................................. 29,390 6,279
Net increase (decrease) in net assets from operations ....................................................................... 49,978 15,664
Distributions
To shareholders ............................................................................................................................ (2,343) (8,560)
Net decrease in net assets from distributions ..................................................................................... (2,343) (8,560)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (10,239) (14,124)
Total Net Increase (Decrease) in Net Assets ...................................................................
37,396 (7,020)
Net Assets
Beginning of period ........................................................................................................................... 207,484 214,504
End of period ......................................................................................................................................
$ 244,880 $ 207,484
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 135 $ 2,074 422 $ 5,561
Proceeds from reinvestment of distributions 151 2,343 600 8,5 60
Payments for shares redeemed (921) (14,656) (2,108) (28,24 5 )
Total increase (decrease)
(635) $ (10,239) (1,086) $ (14,124)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.46 13.90 14.08 12.56 15.27 15.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .08 .09 .09 .05 .01
$ Net Realized and Unrealized Gain (Loss) 3.51 1.06 1.10 1.61 (2.46) 3.92
$ Total from Investment Operations 3.56 1.14 1.19 1.70 (2.41) 3.93
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.03) (.09) (.24) (.09) (.03) (.04)
$ Distributions from Net Realized Gain (.14) (.49) (1.13) (.09) (.27) (4.37)
$ Total Distributions (.17) (.58) (1.37) (.18) (.30) (4.41)
$ Net Asset Value, End of Period 17.85 14.46 13.90 14.08 12.56 15.27
% Total Return
(±)(ǿ)
24.76 8.34 8.53 13.61 (15.96) 25.79
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 244,880 207,484 214,504 215,879 206,162 257,553
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.12 1.11 1.16 1.17 1.15 1.14
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.07 1.08 1.13 1.13 1.12 1.13
% Net Investment Income
(Ƃ)(ɯ)
.68 .57 .61 .70 .40 .05
% Portfolio Turnover Rate
(ǿ)
46 89 73 87 101 114

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 164,531
Administrative fees 9,690
Transfer agent fees 853
Trustees' fees 956
$ 176,030
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 8,050 $ 36,308 $ 31,186 $ — $ (2) $ 13,170 $ 162 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 188,082,227 $ 67,172,395 $ (10,661,847) $ 56,510,548

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 1.6%
BHP Group, Ltd. 35,989 1,502
Coles Group, Ltd. 18,002 304
Commonwealth Bank of Australia 2,949 337
Evolution Mining, Ltd. 23,371 191
Insurance Australia Group, Ltd. 71,630 402
Lynas Rare Earths, Ltd.(Æ) 14,224 178
National Australia Bank, Ltd. 4,425 116
Origin Energy, Ltd. 16,732 127
QBE Insurance Group, Ltd. 58,864 1,027
Rio Tinto PLC 7,363 696
Santos, Ltd. 11,272 56
Suncorp Group, Ltd. 32,511 434
Telstra Group, Ltd. 154,980 545
Woodside Energy Group, Ltd. 6,559 127
Woolworths Group, Ltd. 8,535 237
6,279
Austria - 0.8%
ams -OSRAM AG(Æ) 5,695 123
BAWAG Group AG(Þ) 872 175
Erste Group Bank AG 15,758 2,111
Mondi PLC 28,235 256
OMV AG 1,686 106
Raiffeisen Bank International AG 3,031 194
2,965
Belgium - 0.4%
Ageas SA 6,416 513
Anheuser-Busch InBev SA 3,520 290
Elia Group SA 1,059 168
Financiere de Tubize SA 500 132
KBC Group NV 1,266 173
Proximus SADP 14,126 95
UCB SA 902 270
1,641
Brazil - 1.3%
Ambev SA 429,543 1,355
Banco Bradesco SA - ADR 197,198 684
Banco do Brasil SA 120,260 464
Lojas Renner SA 99,564 285
MercadoLibre , Inc.(Æ) 352 597
Natura Cosmeticos SA(Æ) 150,707 255
Suzano SA 30,593 235
Telefonica Brasil SA 49,365 325
Ultrapar Participacoes SA 40,782 206
Vale SA 24,658 372
Wheaton Precious Metals Corp. 2,160 243
Yara International ASA 3,430 151
5,172
Burkina Faso - 0.0%
Endeavour Mining PLC 2,820 140
Canada - 5.1%
Agnico Eagle Mines, Ltd. 2,127 330
Bank of Montreal 1,367 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barrick Mining Corp. 18,643 685
Bombardier, Inc. Class B(Æ) 1,544 355
Cameco Corp. Class A 5,565 567
Canadian Imperial Bank of Commerce 7,081 815
Canadian National Railway Co. 9,018 1,076
Canadian Natural Resources, Ltd. 23,866 944
Celestica, Inc.(Æ) 225 82
Cenovus Energy, Inc. 12,637 314
Dollarama, Inc. 4,367 578
Franco-Nevada Corp. Class T 1,263 264
Great-West Lifeco , Inc. 9,025 575
Hydro One, Ltd.(Þ) 10,855 448
iA Financial Corp., Inc. 3,006 415
IGM Financial, Inc. 5,358 299
Imperial Oil, Ltd. 1,610 181
Kinross Gold Corp. 8,855 210
Magna International, Inc. Class A 29,976 1,971
Manulife Financial Corp. 25,109 1,018
National Bank of Canada 2,439 385
Nutrien , Ltd. 6,320 398
Pan American Silver Corp. 4,196 188
Restaurant Brands International, Inc. 3,960 287
Royal Bank of Canada 11,222 2,324
Saputo, Inc. 10,072 292
Shopify, Inc. Class A(Æ) 6,926 791
Stantec, Inc. 5,863 404
Sun Life Financial, Inc. 14,235 1,118
Suncor Energy, Inc. 14,424 776
Teck Resources, Ltd. Class B 3,031 181
Toromont Industries, Ltd. 1,993 328
Toronto-Dominion Bank (The) 6,066 738
Tourmaline Oil Corp. 12,006 502
Whitecap Resources, Inc. 27,776 288
20,369
Chile - 0.1%
Antofagasta PLC 2,664 135
Lundin Mining Corp. 9,439 230
365
China - 2.9%
Alibaba Group Holding, Ltd. 171,114 2,044
Alibaba Group Holding, Ltd. - ADR 5,776 554
Baidu, Inc. Class A(Æ) 34,400 490
China Mengniu Dairy Co., Ltd. 168,000 346
China Merchants Bank Co., Ltd. Class H 98,500 565
China Overseas Land & Investment, Ltd. 335,000 518
Contemporary Amperex Technology Co.,
Ltd. Class A 26,800 1,558
Haier Smart Home Co., Ltd. Class H 193,200 494
JD.com, Inc. Class A 23,400 298
Laopu Gold Co., Ltd. Class H 4,507 201
Tencent Holdings, Ltd. 60,784 3,350
Trip.com Group, Ltd. - ADR(Æ) 27,817 1,108
Yangzijiang Shipbuilding Holdings, Ltd. 49,100 130
11,656

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 1.2%
Danske Bank A/S 31,819 1,707
DSV A/S 3,117 740
Novo Nordisk A/S Class B 46,196 2,216
Vestas Wind Systems A/S 8,260 234
4,897
Finland - 0.8%
Elisa Oyj 4,569 192
Fortum Oyj 5,618 130
Metso Oyj 25,516 444
Neste Oyj 6,009 195
Nokia Oyj 105,725 1,400
Nordea Bank Abp 7,602 144
Orion Oyj Class B 2,250 185
Stora Enso Oyj Class R 17,618 188
UPM- Kymmene Oyj 4,387 116
Wartsila Oyj Abp Class B 5,619 214
3,208
France - 9.1%
Accor SA 24,020 1,397
Airbus SE 14,650 3,261
Amundi SA(Þ) 12,966 1,244
Arkema SA 19,222 1,212
AXA SA 11,732 588
BNP Paribas SA 14,880 1,739
Bureau Veritas SA 10,187 312
Carrefour SA 27,674 514
Compagnie de Saint-Gobain SA 5,449 493
Compagnie Generale des Etablissements
Michelin SCA 48,012 1,855
Credit Agricole SA 34,756 699
Danone SA 9,671 793
Eiffage SA 517 76
Engie SA 42,886 1,352
EssilorLuxottica SA 3,304 620
Getlink SE 7,053 150
Hermes International SCA 322 589
Ipsen SA 1,262 243
Legrand SA 1,727 292
L'Oreal SA 1,627 714
LVMH Moet Hennessy Louis Vuitton SE 4,348 2,408
Orange SA 51,819 977
Publicis Groupe SA 24,349 2,407
Renault SA 12,243 351
Rexel SA Class H 41,379 1,808
Safran SA 7,008 2,771
Sartorius Stedim Biotech 4,454 925
Societe Generale SA 23,481 2,079
Sodexo SA 3,952 229
Teleperformance SE 18,446 969
Thales SA 464 119
TotalEnergies SE 22,878 1,777
Valeo SE 19,170 282
Vallourec SA(Æ) 45,139 1,054
36,299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 6.6%
Allianz SE 925 438
Aumovio SE(Æ) 4,559 187
BASF SE 45,619 2,439
Bayer AG 32,992 1,824
Beiersdorf AG 5,370 462
Brenntag SE 3,126 190
Commerzbank AG 4,541 193
Continental AG 7,774 641
CTS Eventim AG & Co. KGaA 24,154 1,409
Daimler Truck Holding AG 49,501 2,387
Deutsche Boerse AG 5,808 1,585
Deutsche Telekom AG 5,831 159
E.ON SE 15,072 311
Evonik Industries AG 73,823 1,340
Fresenius Medical Care AG 19,360 876
Fresenius SE & Co. KGaA 10,621 485
GEA Group AG 4,773 327
Hannover Rueck SE 2,009 557
Hochtief AG 342 198
Infineon Technologies AG 19,120 1,785
Mercedes-Benz Group AG 3,666 184
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 1,475 823
Rheinmetall AG 512 580
RWE AG 4,573 296
SAP SE 22,098 3,384
Siemens AG 840 270
Siemens Energy AG 2,939 557
Symrise AG 16,748 1,681
Wacker Chemie AG(Æ) 1,839 191
Zalando SE(Æ)(Þ) 16,084 466
26,225
Greece - 0.6%
Eurobank SA 518,472 2,478
Hong Kong - 1.2%
AIA Group, Ltd. 202,139 1,854
ASMPT, Ltd. 1,800 56
CK Asset Holdings, Ltd. 68,549 388
Power Assets Holdings, Ltd. 43,000 314
Prudential PLC 128,652 1,712
Sino Land Co., Ltd. 120,000 158
Sun Hung Kai Properties, Ltd. 10,000 144
WH Group, Ltd.(Þ) 116,500 124
Yue Yuen Industrial Holdings, Ltd. 84,500 132
4,882
India - 0.6%
HDFC Bank, Ltd. - ADR 72,581 1,874
Larsen & Toubro, Ltd. - GDR(Þ) 15,725 685
2,559
Indonesia - 0.4%
Bank Central Asia Tbk PT 3,294,500 1,026
Bank Negara Indonesia Persero Tbk PT 1,449,300 257

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Rakyat Indonesia Persero Tbk PT 1,627,300 250
1,533
Ireland - 1.1%
Accenture PLC Class A 5,638 701
AerCap Holdings NV 1,408 205
AIB Group PLC 83,791 985
Bank of Ireland Group PLC 122,202 2,436
4,327
Israel - 0.3%
Bank Hapoalim BM 5,318 123
Elbit Systems, Ltd. 318 242
Mizrahi Tefahot Bank, Ltd. 1,015 67
Nova, Ltd.(Æ) 326 173
Phoenix Financial, Ltd. 3,981 221
Teva Pharmaceutical Industries, Ltd.
- ADR 8,504 288
Tower Semiconductor, Ltd.(Æ) 879 226
1,340
Italy - 3.9%
Banca Mediolanum SpA 7,513 187
BPER Banca SpA 52,234 820
Coca-Cola HBC AG 7,643 499
Davide Campari-Milano NV 205,860 1,281
Enel SpA 94,447 1,085
Eni SpA 37,149 869
FinecoBank Banca Fineco SpA 133,558 3,351
Generali 3,093 151
Intesa Sanpaolo SpA 288,511 1,976
Leonardo SpA 3,032 162
Pirelli & C. SpA (Þ) 103,451 782
Prysmian SpA 1,367 230
Recordati Industria Chimica e
Farmaceutica SpA 3,577 210
Ryanair Holdings PLC - ADR 13,519 875
Saipem SpA 226,798 1,140
Snam SpA 23,344 168
Telecom Italia SpA (Æ) 22,240 203
Terna - Rete Elettrica Nazionale 13,927 163
UniCredit SpA 17,513 1,567
15,719
Japan - 16.9%
Advantest Corp. 10,700 2,175
Ajinomoto Co., Inc. 6,000 218
Alfresa Holdings Corp. 11,600 155
Amada Co., Ltd. 10,800 199
ARCHION Corp.(Æ) 37,700 67
Asahi Kasei Corp. 10,900 120
Asics Corp. 4,300 117
Astellas Pharma, Inc. 72,800 979
Bridgestone Corp. 62,800 1,322
Canon, Inc. 27,700 708
Chiba Bank, Ltd. (The) 46,700 710
Chugai Pharmaceutical Co., Ltd. 12,800 593
Daifuku Co., Ltd. 4,300 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiichi Life Group, Inc. 16,300 179
Daiichi Sankyo Co., Ltd. 17,700 284
Daikin Industries, Ltd. 12,800 1,944
Daito Trust Construction Co., Ltd. 2,700 52
Daiwa Securities Group, Inc. 15,000 147
Denso Corp. 56,300 650
Dentsu Group, Inc.(Æ) 16,700 321
Disco Corp. 400 203
Eisai Co., Ltd. 11,640 294
ENEOS Holdings, Inc. 21,200 156
Fast Retailing Co., Ltd. 1,000 511
FUJIFILM Holdings Corp. 105,300 2,265
Fujikura, Ltd. 28,800 1,118
Fukuoka Financial Group, Inc. 17,300 729
Hakuhodo DY Holdings, Inc. 19,200 136
Hitachi, Ltd. 36,600 1,017
Honda Motor Co., Ltd. 54,513 494
Horiba, Ltd. 900 154
Hoya Corp. 11,100 1,790
Inpex Corp. 7,200 145
Isuzu Motors, Ltd. 4,100 54
ITOCHU Corp. 73,800 849
Japan Airlines Co., Ltd. 20,000 352
Japan Exchange Group, Inc. 25,000 315
Japan Post Bank Co., Ltd. Class A 7,900 150
Japan Post Holdings Co., Ltd. 19,300 259
Japan Post Insurance Co., Ltd. Class A 67,800 639
Japan Tobacco, Inc. 22,400 823
JGC Holdings Corp. 18,600 290
JX Advanced Metals Corp. 3,100 86
Kajima Corp. 3,900 142
Kao Corp. 31,000 615
Kawasaki Heavy Industries, Ltd. 7,600 138
Keyence Corp. 4,600 2,318
Kioxia Holdings Corp.(Æ) 1,400 795
Koito Manufacturing Co., Ltd. 23,300 368
Komatsu, Ltd. 15,100 591
Kubota Corp. 137,500 2,302
Kuraray Co., Ltd. 17,900 184
Kyocera Corp. 53,500 1,186
Lasertec Corp. 600 187
Marubeni Corp. 7,400 215
MINEBEA MITSUMI, Inc. 36,300 1,077
Mitsubishi Corp. 10,500 282
Mitsubishi Electric Corp. 8,500 312
Mitsubishi Estate Co., Ltd. 24,600 626
Mitsubishi Gas Chemical Co., Inc. 6,100 193
Mitsubishi Heavy Industries, Ltd. 11,800 269
Mitsubishi UFJ Financial Group, Inc. 28,200 559
Mitsui & Co., Ltd. 9,100 253
Mitsui OSK Lines, Ltd. 3,700 118
Mizuho Financial Group, Inc. 7,300 351
MS&AD Insurance Group Holdings, Inc. 31,900 833
Murata Manufacturing Co., Ltd. 5,100 368
Nexon Co., Ltd. 21,800 290
Nikon Corp. 13,800 194
Nintendo Co., Ltd. 8,600 361

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Television Holdings, Inc. 7,200 124
Nissan Motor Co., Ltd.(Æ) 106,600 198
Nitto Denko Corp. 54,400 1,072
Nomura Holdings, Inc. 19,400 169
Obayashi Corp. 7,100 144
Olympus Corp. 96,600 1,015
ORIX Corp. 5,700 216
Otsuka Corp. 7,700 132
Otsuka Holdings Co., Ltd. 2,200 146
Persol Holdings Co., Ltd. 163,800 249
Resona Holdings, Inc. 214,700 2,800
Rinnai Corp. 8,300 182
Rohm Co., Ltd. 22,800 764
Ryohin Keikaku Co., Ltd. 12,500 273
Sega Sammy Holdings, Inc. 17,500 237
Sekisui Chemical Co., Ltd. 9,600 154
Shimano, Inc. 2,500 267
Shimizu Corp. 8,000 127
Shin-Etsu Chemical Co., Ltd. 56,800 2,477
Shionogi & Co., Ltd. 28,500 488
Shiseido Co., Ltd. 4,300 70
SMC Corp. 1,700 756
SoftBank Group Corp. 26,200 983
Sompo Holdings, Inc. 29,900 1,141
Stanley Electric Co., Ltd. 9,939 216
Subaru Corp. 34,644 511
Sumitomo Electric Industries, Ltd. 21,200 391
Sumitomo Heavy Industries, Ltd. 6,400 202
Sumitomo Metal Mining Co., Ltd. 1,500 70
Sumitomo Mitsui Financial Group, Inc. 23,900 934
Sumitomo Mitsui Trust Group, Inc. 24,300 907
Sumitomo Realty & Development Co.,
Ltd. 5,900 136
Suntory Beverage & Food, Ltd. 55,200 1,527
Sysmex Corp. 34,700 316
T&D Holdings, Inc. 35,100 1,040
Taiheiyo Cement Corp. 4,900 120
Taisei Corp. 2,000 177
Takeda Pharmaceutical Co., Ltd. 32,500 1,026
TDK Corp. 29,500 659
THK Co., Ltd. 5,700 261
Tokio Marine Holdings, Inc. 31,400 1,390
Tokyo Electron, Ltd. 5,610 2,713
Tokyo Gas Co., Ltd. 4,300 162
Toyota Motor Corp. 19,500 327
Toyota Tsusho Corp. 2,000 75
Trend Micro, Inc. 3,300 123
Tsuruha Holdings, Inc. 27,400 346
Yamato Holdings Co., Ltd. 22,194 251
Yokogawa Electric Corp. 4,000 141
Yokohama Financial Group, Inc. 16,000 171
67,463
Luxembourg - 0.1%
ArcelorMittal SA 1,375 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTL Group SA 2,720 97
180
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 340,869 1,284
Mexico - 0.3%
America Movil SAB de CV - ADR 29,094 756
Fresnillo PLC 8,124 296
1,052
Netherlands - 5.4%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 26,188 1,114
Adyen NV(Æ)(Þ) 606 566
Argenx SE(Æ) 866 803
ASM International NV 245 280
ASML Holding NV 3,746 7,429
BE Semiconductor Industries NV 684 225
Euronext NV(Þ) 2,306 369
Heineken NV 8,601 723
ING Groep NV 101,480 3,211
Koninklijke Philips NV 59,461 1,616
Magnum Ice Cream Co. NV (The)(Æ) 74,311 1,294
Nebius Group NV Class A(Æ) 468 129
NN Group NV 11,788 1,033
Randstad NV 30,579 881
Universal Music Group NV 64,479 1,351
VEON, Ltd. - ADR(Æ) 2,069 108
Wolters Kluwer NV 7,651 494
21,626
New Zealand - 0.1%
Contact Energy, Ltd. 25,590 136
Meridian Energy, Ltd. 41,685 138
274
Nigeria - 0.1%
Airtel Africa PLC(Þ) 103,562 450
Norway - 0.7%
DNB Bank ASA 33,714 1,003
Equinor ASA Class N 43,023 1,352
Gjensidige Forsikring ASA 4,969 134
Kongsberg Gruppen ASA 3,567 108
Orkla ASA 32,751 345
2,942
Portugal - 0.2%
Banco Comercial Portugues SA Class R 324,553 384
EDP SA 33,251 174
Galp Energia SGPS SA Class B 6,357 136
694
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
LUKOIL PJSC(Æ)(Š) 2,007 —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 2.0%
DBS Group Holdings, Ltd. 22,531 1,138
Grab Holdings, Ltd. Class A(Æ) 453,559 1,710
Keppel, Ltd. 16,500 141
Oversea-Chinese Banking Corp., Ltd. 120,892 2,326
Sea, Ltd. - ADR(Æ) 16,035 1,537
Singapore Exchange, Ltd. 5,200 97
Singapore Technologies Engineering, Ltd. 10,700 86
Singapore Telecommunications, Ltd. 221,900 760
STMicroelectronics NV 2,046 153
7,948
South Africa - 0.3%
Anglo American PLC 8,615 422
MTN Group, Ltd. 41,730 581
Old Mutual, Ltd. 403,744 330
1,333
South Korea - 2.4%
Coway Co., Ltd. 2,009 117
Hankook Tire & Technology Co., Ltd. 2,609 105
Hyundai Mobis Co., Ltd. 777 253
KB Financial Group, Inc. 4,922 506
KT Corp. - ADR 23,763 411
LG H&H Co., Ltd. 400 59
Shinhan Financial Group Co., Ltd. 21,105 1,308
SK Hynix, Inc. 2,832 4,996
SK Square Co., Ltd.(Æ) 1,473 1,641
SK Telecom Co., Ltd. 5,296 303
9,699
Spain - 1.3%
Acciona SA 624 198
ACS Actividades de Construccion y
Servicios SA 1,808 267
Amadeus IT Group SA Class A 3,617 208
Banco Bilbao Vizcaya Argentaria SA 20,025 502
Banco Santander SA 91,748 1,269
Bankinter SA 8,014 134
CaixaBank SA 21,355 303
Endesa SA 3,324 151
Iberdrola SA 14,931 373
Indra Sistemas SA 2,781 153
Industria de Diseno Textil SA 22,066 1,391
Mapfre SA 31,039 154
Repsol SA 6,644 165
5,268
Sweden - 1.5%
Assa Abloy AB Class B 7,934 280
Atlas Copco AB Class A 33,094 672
Atlas Copco AB Class B 52,017 922
Boliden AB 3,043 172
Epiroc AB Class A 2,117 58
Essity AB Class B 20,090 568
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Holmen AB Class B 1,723 54
Industrivarden AB Class A 1,213 68
Industrivarden AB Class C 1,190 65
Investor AB Class B 3,688 153
Saab AB Class B 4,132 214
Sandvik AB 6,555 271
SKF AB Class B 20,841 535
Svenska Cellulosa AB SCA Class B 15,020 154
Svenska Handelsbanken AB Class A 11,714 172
Swedbank AB Class A 6,465 242
Swedish Orphan Biovitrum AB Class
B(Æ) 1,641 78
Tele2 AB Class B 5,211 91
Telefonaktiebolaget LM Ericsson Class B 70,107 783
Telia Co. AB 34,620 169
Volvo AB Class B 7,944 270
5,991
Switzerland - 3.9%
ABB, Ltd. 5,304 576
Adecco Group AG 9,341 172
Barry Callebaut AG 41 57
BKW AG 308 52
Galderma Group AG 5,898 1,341
Helvetia Baloise Holding AG 467 121
Julius Baer Group, Ltd. 16,210 1,401
Lonza Group AG 3,422 2,309
Nestle SA 15,749 1,617
Sandoz Group AG 2,705 245
Schindler Holding AG 1,344 446
SGS SA 5,066 587
Swatch Group AG (The) Class B 3,136 767
Swisscom AG 137 106
UBS Group AG 93,215 4,618
VAT Group AG(Þ) 260 227
Zurich Insurance Group AG 1,207 891
15,533
Taiwan - 3.5%
Delta Electronics, Inc. 15,000 928
Hon Hai Precision Industry Co., Ltd. 153,000 1,227
Taiwan Semiconductor Manufacturing
Co., Ltd. 77,000 5,913
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 12,371 5,908
13,976
Thailand - 0.4%
Bangkok Bank PCL - NVDR 131,500 714
Kasikornbank PCL - NVDR 128,800 849
1,563
United Kingdom - 10.7%
3i Group PLC 46,769 1,544
AstraZeneca PLC 11,939 2,234
Aviva PLC 94,671 817
BAE Systems PLC 10,010 245
Barclays PLC 53,214 357

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barratt Redrow PLC 58,696 219
British American Tobacco PLC 30,441 1,878
British Land Co. PLC (The)(ö) 54,054 297
BT Group PLC 227,370 573
Burberry Group PLC(Æ) 18,715 264
CK Hutchison Holdings, Ltd. Class B 55,813 474
Compass Group PLC 75,531 2,440
DCC PLC 6,506 539
Diageo PLC 24,491 492
Diploma PLC 11,171 1,057
easyJet PLC 87,668 650
GSK PLC 171,488 4,500
Halma PLC 4,786 250
Hikma Pharmaceuticals PLC 10,609 214
HSBC Holdings PLC 174,068 3,306
ICG PLC 22,437 503
IMI PLC 11,338 446
Intertek Group PLC 5,032 388
J Sainsbury PLC 290,462 1,233
Kingfisher PLC 96,895 364
Land Securities Group PLC(ö) 43,469 376
Lloyds Banking Group PLC 215,141 317
National Grid PLC 15,684 260
NatWest Group PLC 24,084 212
Pearson PLC 18,451 293
Reckitt Benckiser Group PLC 74,524 4,858
Rolls-Royce Holdings PLC 102,841 1,975
Schroders PLC 45,235 353
SSE PLC 7,132 231
Standard Chartered PLC 79,303 2,149
Tate & Lyle PLC 15,156 111
Tesco PLC 54,466 333
Unilever PLC 17,091 1,026
Unite Group PLC (The)(ö) 28,013 189
United Utilities Group PLC 80,769 1,401
Verisure PLC(Æ) 110,952 1,238
Vodafone Group PLC 145,769 193
Weir Group PLC (The) 34,255 1,093
Wise Group PLC Class A(Æ) 53,828 646
WPP PLC 70,895 220
42,758
United States - 6.2%
AP Moller - Maersk A/S Class A 70 161
AP Moller - Maersk A/S Class B 29 69
BP PLC 162,110 998
Experian PLC 40,269 1,354
Haleon PLC 426,189 1,967
Holcim AG(Æ) 9,168 830
Linde PLC 3,045 1,580
Medtronic PLC 9,083 711
Novartis AG 14,258 2,233
Roche Holding AG 6,376 2,624
Sanofi SA 36,962 3,158
Schneider Electric SE 12,015 3,942
Shell PLC 106,903 4,137
Spotify Technology SA(Æ) 1,378 633
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Re AG 1,385 220
Tenaris SA 4,204 116
24,733
Total Common Stocks
(cost $306,505) 376,821
Preferred Stocks - 0.7%
Germany - 0.5%
Dr Ing hc F Porsche AG
2.248% (Ÿ) (Þ) 13,292 661
Henkel AG & Co. KGaA
2.903% (Ÿ) 10,888 915
Volkswagen AG
6.666% (Ÿ) 5,521 442
2,018
South Korea - 0.2%
Samsung Electronics Co., Ltd.
0.853% (Ÿ) 4,309 604
Total Preferred Stocks
(cost $2,610) 2,622
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Israel - 0.0%
CyberArk(Æ)(Š)
Rights 656 30
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
Rights 1,808 3
Total Warrants and Rights
(cost $33) 33
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 11,935,667 (∞) 11,932
Total Short-Term Investments
(cost $11,932) 11,932
Total Investments - 98.0%
(identified cost $321,080) 391,408
Other Assets and Liabilities,
Net - 2.0%
7,982
Net Assets - 100.0%
399,390

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.8%
ABN AMRO Bank NV 10/03/19 EUR 26,188 17.38 455
1,114
Adyen NV 04/19/22 EUR 606 1,674.70 1,015
566
Airtel Africa PLC 01/16/26 GBP 103,562 4.73 489
450
Amundi SA 02/21/19 EUR 12,966 66.63 864
1,244
BAWAG Group AG 05/22/26 EUR 872 176.27 154
175
Dr Ing hc F Porsche AG 03/23/26 EUR 13,292 41.98 558
661
Euronext NV 12/05/25 EUR 2,306 149.96 346
369
Hydro One, Ltd. 12/04/25 CAD 10,855 39.39 427
448
Larsen & Toubro, Ltd. 02/23/24 15,725 41.54 653
685
Pirelli & C. SpA 06/05/26 EUR 103,451 6.99 723
782
VAT Group AG 05/22/26 CHF 260 783.27 204
227
WH Group, Ltd. 06/26/19 HKD 116,500 1.02 118
124
Zalando SE 02/27/26 EUR 16,084 26.21 422 466
7,311
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 35 EUR 2,943 07/26
(18)
DAX Index Futures 5 EUR 3,142 09/26
(3)
EURO STOXX 50 Index Futures 28 EUR 1,780 09/26
29
FTSE/MIB Index Futures 3 EUR 778 09/26
(2)
IBEX 35 Index Futures 7 EUR 1,358 07/26
27
OMXS30 Index Futures 23 SEK 7,399 07/26
17
S&P/TSX 60 Index Futures 70 CAD 28,780 09/26
66
SPI 200 Index Futures 56 AUD 12,286 09/26
(143)
TOPIX Index Futures 57 JPY 2,281,710 09/26 429
Short Positions
FTSE 100 Index Futures 47 GBP 4,955 09/26
(43)
Hang Seng Index Futures 19 HKD 21,705 07/26
62
MSCI Emerging Markets Index Futures 293 USD 25,744 09/26
46
MSCI Singapore Index Futures 75 SGD 3,588 07/26 14
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 481
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,703 CHF 2,171 09/16/26 6
Bank of America USD 2,025 EUR 1,760 09/16/26 (8)
Bank of America USD 2,397 JPY 384,000 09/16/26 (20)
Bank of America CAD 3,468 USD 2,451 09/16/26 (2)
Bank of America EUR 3,163 USD 3,609 09/16/26 (17)
Citigroup USD 2,319 AUD 3,309 09/16/26 (31)
Citigroup USD 4,162 CAD 5,768 09/16/26 (81)
Citigroup USD 3,857 JPY 614,080 09/16/26 (57)
Citigroup USD 1,149 SEK 10,830 09/16/26 (28)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 1,136 USD 1,319 09/16/26 17
Citigroup GBP 823 USD 1,103 09/16/26 11
HSBC USD 2,322 AUD 3,309 09/16/26 (34)
HSBC USD 4,162 CAD 5,768 09/16/26 (82)
HSBC USD 3,858 JPY 614,080 09/16/26 (58)
HSBC USD 1,151 SEK 10,830 09/16/26 (29)
HSBC EUR 1,136 USD 1,319 09/16/26 17
HSBC GBP 823 USD 1,104 09/16/26 12
Morgan Stanley USD 832 CAD 1,180 09/16/26 3
Morgan Stanley USD 421 EUR 370 09/16/26 3
Morgan Stanley USD 614 JPY 98,690 09/16/26 (3)
Royal Bank of Canada USD 2,319 AUD 3,309 09/16/26 (31)
Royal Bank of Canada USD 4,158 CAD 5,768 09/16/26 (78)
Royal Bank of Canada USD 3,856 JPY 614,080 09/16/26 (56)
Royal Bank of Canada USD 1,148 SEK 10,830 09/16/26 (27)
Royal Bank of Canada EUR 1,136 USD 1,318 09/16/26 16
Royal Bank of Canada GBP 823 USD 1,103 09/16/26 11
Standard Chartered USD 2,323 AUD 3,309 09/16/26 (35)
Standard Chartered USD 4,165 CAD 5,768 09/16/26 (84)
Standard Chartered USD 3,858 JPY 614,080 09/16/26 (58)
Standard Chartered USD 1,151 SEK 10,830 09/16/26 (29)
Standard Chartered EUR 1,136 USD 1,319 09/16/26 17
Standard Chartered GBP 823 USD 1,105 09/16/26 12
State Street USD 2,320 AUD 3,309 09/16/26 (32)
State Street USD 4,160 CAD 5,768 09/16/26 (78)
State Street USD 3,857 JPY 614,080 09/16/26 (57)
State Street USD 1,149 SEK 10,830 09/16/26 (27)
State Street CHF 1,205 USD 1,526 09/16/26 22
State Street DKK 3,720 USD 578 09/16/26 7
State Street EUR 1,136 USD 1,318 09/16/26 16
State Street GBP 823 USD 1,104 09/16/26 11
State Street HKD 2,630 USD 337 09/16/26 —
State Street NOK 19,590 USD 2,067 09/16/26 91
State Street NZD 220 USD 128 09/16/26 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (767)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 6,279 $ — $ — $ 6,279
Austria — 2,965 — — 2,965

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Belgium — 1,641 — — 1,641
Brazil 5,021 151 — — 5,172
Burkina Faso — 140 — — 140
Canada 20,369 — — — 20,369
Chile 230 135 — — 365
China 1,662 9,994 — — 11,656
Denmark — 4,897 — — 4,897
Finland — 3,208 — — 3,208
France — 36,299 — — 36,299
Germany — 26,225 — — 26,225
Greece — 2,478 — — 2,478
Hong Kong — 4,882 — — 4,882
India 1,875 684 — — 2,559
Indonesia — 1,533 — — 1,533
Ireland 906 3,421 — — 4,327
Israel 288 1,052 — — 1,340
Italy 875 14,844 — — 15,719
Japan — 67,463 — — 67,463
Luxembourg — 180 — — 180
Macao — 1,284 — — 1,284
Mexico 756 296 — — 1,052
Netherlands 237 21,389 — — 21,626
New Zealand — 274 — — 274
Nigeria — 450 — — 450
Norway — 2,942 — — 2,942
Portugal — 694 — — 694
Russia — — — — —
Singapore 3,247 4,701 — — 7,948
South Africa — 1,333 — — 1,333
South Korea 411 9,288 — — 9,699
Spain — 5,268 — — 5,268
Sweden — 5,991 — — 5,991
Switzerland — 15,533 — — 15,533
Taiwan 5,908 8,068 — — 13,976
Thailand — 1,563 — — 1,563
United Kingdom — 42,758 — — 42,758
United States 2,924 21,809 — — 24,733
Preferred Stocks — 2,622 — — 2,622
Warrants and Rights 3 — 30 — 33
Short-Term Investments — — — 11,932 11,932
Total Investments 44,712 334,734 30 11,932 391,408
Other Financial Instruments
Assets

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 690 — — — 690
Foreign Currency Exchange Contracts — 275 — — 275
Liabilities
Futures Contracts (209) — — — (209)
Foreign Currency Exchange Contracts — (1,042) — — (1,042)
Total Other Financial Instruments
*
$ 481 $ (767) $ — $ — $ (286)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 45,311 11 .3
Consumer Staples ............................................................................... 25,655 6 .4
Energy ................................................................................................ 19,391 4 .8
Financial Services .............................................................................. 102,862 25 .8
Health Care ........................................................................................ 37,900 9 .5
Materials and Processing ................................................................... 30,751 7 .7
Producer Durables .............................................................................. 48,950 12 .3
Technology ......................................................................................... 52,642 13 .2
Utilities ............................................................................................... 13,359 3 .3
Preferred Stocks
Consumer Discretionary .................................................................... 1,103 0 .3
Consumer Staples ............................................................................... 915 0 .2
Technology ......................................................................................... 604 0 .2
Warrants and Rights ...................................................................
33 — **
Short-Term Investments .............................................................
11,932 3 .0
Total Investments ............................................................................... 391,408 98 .0
** Less than .05% of net assets.

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 275
Variation margin on futures contracts* 690 —
Total
$ 690 $ 275
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 209 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,042
Total
$ 209 $ 1,042
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,550) $ —
Foreign currency exchange contracts — (574)
Total
$ (1,550) $ (574)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 640 $ —
Foreign currency exchange contracts — (833)
Total
$ 640 $ (833)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 275 $ — $ 275
Total Financial and Derivative Assets
275 — 275
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 275 $ — $ 275
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 6 $ 6 $ — $ —
Citigroup
28 28 — —
HSBC
29 29 — —
Morgan Stanley
7 3 — 4
Royal Bank of Canada
26 26 — —
Standard Chartered
29 29 — —
State Street
150 150 — —
Total
$ 275 $ 271 $ — $ 4

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,042 $ — $ 1,042
Total Financial and Derivative Liabilities
1,042 — 1,042
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,042 $ — $ 1,042
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 47 $ 6 $ — $ 42
Citigroup 197 28 — 169
HSBC 203 29 — 174
Morgan Stanley 3 3 — —
Royal Bank of Canada 191 26 — 165
Standard Chartered 206 29 — 177
State Street 195 150 — 45
Total
$ 1,042 $ 271 $ — $ 771
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 321,080
Investments, at fair value(>) ........................................................................................................................................................
391,408
Foreign currency holdings(^) ....................................................................................................................................................... 1,429
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 275
Receivables:
Dividends and interest ...................................................................................................................................................... 590
Dividends from affiliated funds ....................................................................................................................................... 33
Fund shares sold ............................................................................................................................................................... 15
Foreign capital gains taxes recoverable ........................................................................................................................... 1,421
From broker(a) ................................................................................................................................................................. 5,278
Variation margin on futures contracts .............................................................................................................................. 484
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
400,935
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4
Fund shares redeemed ...................................................................................................................................................... 139
Accrued fees to affiliates .................................................................................................................................................. 289
Other accrued expenses .................................................................................................................................................... 71
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,042
Total liabilities ...........................................................................................................................................................
1,545
Net Assets ...............................................................................................................................................................
$ 399,390
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 98,900
Shares of beneficial interest .........................................................................................................................................................
273
Additional paid-in capital ............................................................................................................................................................
300,217
Net Assets ...............................................................................................................................................................
$ 399,390
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 11,932
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,444
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 5,278
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ..................................................................................................................................................... $ 14.65
Net assets ............................................................................................................................................................................. $ 399,389,969
Shares outstanding ($.01 par value) ..................................................................................................................................... 27,261,705
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,432
Dividend distributions from affiliated funds .................................................................................................................... 223
Interest .............................................................................................................................................................................. 33
Less foreign taxes withheld ............................................................................................................................................. (853)
Total investment income .............................................................................................................................................................
6,835
Expenses
Advisory fees ................................................................................................................................................................... 1,772
Administrative fees .......................................................................................................................................................... 98
Custodian fees .................................................................................................................................................................. 65
Transfer agent fees .......................................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 48
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 12
Miscellaneous .................................................................................................................................................................. 25
Expenses before reductions .............................................................................................................................................. 2,039
Expense reductions .......................................................................................................................................................... (138)
Net expenses ................................................................................................................................................................................
1,901
Net investment income (loss) .......................................................................................................................................................
4,934
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,320
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (1,550)
Foreign currency exchange contracts ............................................................................................................................... (574)
Foreign currency-related transactions .............................................................................................................................. (47)
Net realized gain (loss) ................................................................................................................................................................
28,146
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (5,140)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 640
Foreign currency exchange contracts ............................................................................................................................... (833)
Foreign currency-related transactions .............................................................................................................................. (59)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (5,394)
Net realized and unrealized gain (loss) ........................................................................................................................................ 22,752
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 27,686

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,934 $ 6,691
Net realized gain (loss) ................................................................................................................ 28,146 31,846
Net change in unrealized appreciation (depreciation) ................................................................. (5,394) 54,476
Net increase (decrease) in net assets from operations ....................................................................... 27,686 93,013
Distributions
To shareholders ............................................................................................................................ (8,988) (30,369)
Net decrease in net assets from distributions ..................................................................................... (8,988) (30,369)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (15,250) (2,112)
Total Net Increase (Decrease) in Net Assets ...................................................................
3,448 60,532
Net Assets
Beginning of period ........................................................................................................................... 395,942 335,410
End of period ......................................................................................................................................
$ 399,390 $ 395,942
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 327 $ 4,685 1,639 $ 21,549
Proceeds from reinvestment of distributions 617 8,988 2,207 30,369
Payments for shares redeemed (2,020) (28,923) (3,994) (54,030)
Total increase (decrease)
(1,076) $ (15,250) (148) $ (2,112)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.97 11.77 12.03 10.54 12.35 12.18
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.18 .24 .24 .22 .22 .23
$ Net Realized and Unrealized Gain (Loss) .82 3.11 .09 1.49 (1.82) 1.27
$ Total from Investment Operations 1.00 3.35 .33 1.71 (1.60) 1.50
Less distributions:
– – – – – –
$ Distributions from Net Investment Income — (.27) (.37) (.15) — (.33)
$ Distributions from Net Realized Gain (.32) (.88) (.22) (.07) (.21) (1.00)
$ Total Distributions (.32) (1.15) (.59) (.22) (.21) (1.33)
$ Net Asset Value, End of Period 14.65 13.97 11.77 12.03 10.54 12.35
% Total Return
(±)(ǿ)
7.20 28.64 2.78 16.26 (13.04) 12.66
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 399,390 395,942 335,410 347,563 320,684 377,463
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.04 1.03 1.05 1.05 1.05 1.04
% Expenses, Net
(Ƃ)(ɯ)
.97 .99 1.03 1.03 1.03 1.03
% Net Investment Income
(Ƃ)(ɯ)
2.51 1.79 1.91 1.96 2.04 1 .78
% Portfolio Turnover Rate
(ǿ)
33 36 27 32 33 32

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 269,237
Administrative fees 16,417
Transfer agent fees 1,444
Trustees' fees 1,576
$ 288,674
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 23,436 $ 56,648 $ 68,147 $ (3) $ (2) $ 11,932 $ 223 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 323,208,064 $ 94,765,433 $ (26,851,059) $ 67,914,374

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.4%
Asset-Backed Securities - 5.9%
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 435 435
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 3,547 3,553
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 733 733
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,069 1,071
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 237 238
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.245% due 04/25/47 (~)(Ê) 1,210 1,166
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,124 1,124
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 314 325
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,327 1,342
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,335 1,353
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 783 778
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,089 1,094
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,718 1,723
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,512 1,518
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 809 803
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 854 842
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 1,793 1,755
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.713% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 300 292
JPMorgan Mortgage Trust
Series 2024-HE3 Class A1
4.812% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 329 329
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 513 514
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,535 1,536
Series 2025-CES5 Class A1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.136% due 02/25/56 (~)(Ê)(Þ) 826 821
Series 2025-HE1 Class M1
5.012% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,206
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 2,480 2,452
OneSky Loan Trust
Series 2021-1 Class A
3.875% due 01/15/31 1,484 1,422
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 148 145
PFS Financing Corp.
Series 2026-C Class A
4.293% due 04/15/30 (SOFR 30 Day
Average + 0.700%)(Ê)(Þ) 4,100 4,107
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 327 327
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 548 549
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 752 754
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 606 609
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 518 519
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 681 680
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,182 2,183
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,320 2,325
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 1,955 1,961
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 923 945
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 522 534
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 1,727 1,741
Series 2025-LOC4 Class A1A
5.378% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,102 2,113
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 811 809
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 586 588
50,314
Corporate Bonds and Notes - 26.2%
Consumer Discretionary - 3.9%
Alaska Airlines, Inc.
6.500% due 06/01/31 (Þ) 705 709
Amazon.com, Inc.
5.800% due 03/13/56 450 447

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
4.900% due 11/11/39 2,900 2,815
Series AA Class AA
3.650% due 08/15/30 454 442
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 420 316
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 343 350
Bath & Body Works, Inc.
6.950% due 03/01/33 234 235
Best Buy Co., Inc.
1.950% due 10/01/30 400 356
BorgWarner, Inc.
5.400% due 08/15/34 215 219
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 1,110 1,089
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 295 289
4.200% due 03/15/28 400 395
3.700% due 04/01/51 220 137
5.250% due 04/01/53 400 312
Choice Hotels International, Inc.
3.700% due 12/01/29 655 628
Comcast Corp.
2.937% due 11/01/56 605 327
Cummins, Inc.
5.450% due 02/20/54 480 470
Darden Restaurants, Inc.
4.550% due 10/15/29 572 568
Discovery Global Holdings, Inc.
4.279% due 03/15/32 357 289
Fox Corp.
4.709% due 01/25/29 1,183 1,182
Genuine Parts Co.
6.500% due 11/01/28 1,065 1,099
Hasbro, Inc.
3.900% due 11/19/29 667 649
Home Depot, Inc. (The)
4.500% due 12/06/48 906 771
3.350% due 04/15/50 750 523
Hyatt Hotels Corp.
4.375% due 09/15/28 565 561
Hyundai Capital America
2.375% due 10/15/27 (Þ) 500 486
1.800% due 01/10/28 (Þ) 345 330
Kohl's Corp.
5.125% due 05/01/31 339 303
5.550% due 07/17/45 140 99
Las Vegas Sands Corp.
3.900% due 08/08/29 616 595
Lowe's Cos., Inc.
3.000% due 10/15/50 190 120
Macy's Retail Holdings LLC
4.500% due 12/15/34 148 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 01/15/42 132 109
4.300% due 02/15/43 76 55
Marriott International, Inc.
Series FF
4.625% due 06/15/30 645 643
Mattel, Inc.
3.750% due 04/01/29 (Þ) 1,331 1,291
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,039 1,008
Newell Brands, Inc.
7.375% due 04/01/36 352 357
7.500% due 04/01/46 211 197
Nordstrom, Inc.
4.000% due 03/15/27 40 40
6.950% due 03/15/28 315 325
4.250% due 08/01/31 236 222
5.000% due 01/15/44 327 231
Paramount Global
4.375% due 03/15/43 183 118
5.850% due 09/01/43 334 250
5.250% due 04/01/44 438 301
4.600% due 01/15/45 87 55
4.950% due 05/19/50 596 385
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 606 542
4.625% due 04/06/31 (Þ) 119 99
Sekisui House US, Inc.
3.850% due 01/15/30 705 670
Southwest Airlines Co.
5.250% due 11/15/35 410 396
Stellantis Financial Services US Corp.
5.800% due 06/15/31 (Þ) 580 573
Time Warner Cable LLC
5.500% due 09/01/41 677 578
Travel + Leisure Co.
6.000% due 04/01/27 275 276
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,237 1,284
Series AA
4.150% due 02/25/33 1,843 1,793
2.700% due 11/01/33 479 435
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 635 626
VF Corp.
6.450% due 11/01/37 466 443
Whirlpool Corp.
2.400% due 05/15/31 524 392
4.700% due 05/14/32 104 82
5.500% due 03/01/33 243 191
5.750% due 03/01/34 282 218
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 1,240 1,176
Yum! Brands, Inc.
6.875% due 11/15/37 16 17
5.350% due 11/01/43 311 291
32,913
Consumer Staples - 1.6%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
5.375% due 01/31/44 643 600
Avery Dennison Corp.
4.875% due 12/06/28 653 656
BAT Capital Corp.
4.540% due 08/15/47 615 508
Coca-Cola Co. (The)
2.600% due 06/01/50 400 246
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 430 418
Flowers Foods, Inc.
2.400% due 03/15/31 592 513
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 1,317 1,290
Kroger Co. (The)
5.400% due 07/15/40 1,014 991
5.500% due 09/15/54 640 601
Mars, Inc.
5.000% due 03/01/32 (Þ) 145 146
5.200% due 03/01/35 (Þ) 565 567
5.700% due 05/01/55 (Þ) 440 433
5.800% due 05/01/65 (Þ) 280 278
Molson Coors Beverage Co.
4.200% due 07/15/46 784 626
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 102 75
Philip Morris International, Inc.
5.750% due 11/17/32 985 1,031
6.375% due 05/16/38 1,149 1,256
Safeway, Inc.
7.250% due 02/01/31 200 211
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 848 851
3.000% due 10/15/30 (Þ) 500 459
Sysco Corp.
2.400% due 02/15/30 570 525
Tyson Foods, Inc.
4.350% due 03/01/29 1,242 1,232
United Rentals North America, Inc.
3.875% due 11/15/27 97 96
VSP Optical Group, Inc.
5.400% due 06/01/33 (Þ) 165 165
5.650% due 06/01/36 (Þ) 120 120
13,894
Energy - 2.5%
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,110 703
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 916 904
Buckeye Partners, LP
3.950% due 12/01/26 251 249
4.125% due 12/01/27 260 257
5.850% due 11/15/43 27 25
5.600% due 10/15/44 13 12
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy Partners, LP
5.350% due 11/30/36 (Þ) 450 448
6.050% due 11/30/56 (Þ) 285 288
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 170 167
6.000% due 07/30/56 (Þ) 180 180
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 633 649
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 256
DCP Midstream Operating, LP
5.600% due 04/01/44 395 380
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 859 842
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 559
Energy Transfer, LP
5.000% due 05/15/50 745 631
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 821
Expand Energy Corp.
4.750% due 02/01/32 673 656
Exxon Mobil Corp.
3.452% due 04/15/51 215 153
Global Marine, Inc.
7.000% due 06/01/28 151 153
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 695 654
Marathon Petroleum Corp.
3.800% due 04/01/28 595 587
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 849
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 421 457
MPLX, LP
4.000% due 03/15/28 1,819 1,802
Murphy Oil Corp.
5.875% due 12/01/42 163 145
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 640
Occidental Petroleum Corp.
8.875% due 07/15/30 556 627
Oceaneering International, Inc.
6.000% due 02/01/28 194 197
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,111
5.650% due 11/01/28 450 459
6.100% due 11/15/32 340 358
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 288 284
4.800% due 05/15/30 (Þ) 100 98
7.500% due 07/15/38 (Þ) 99 104
6.875% due 04/15/40 (Þ) 190 194
Targa Resources Corp.
6.150% due 03/01/29 726 752
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 713

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 838
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 173 170
Transocean International, Ltd.
7.500% due 04/15/31 118 119
6.800% due 03/15/38 329 305
Valero Energy Corp.
4.350% due 06/01/28 15 15
Western Midstream Operating, LP
4.500% due 03/01/28 572 570
6.350% due 01/15/29 662 685
21,066
Financial Services - 8.6%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 517
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 806 809
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 976
5.950% due 02/15/29 (Þ) 1,110 1,136
American Tower Corp.
5.500% due 03/15/28 695 705
Aon North America, Inc.
5.750% due 03/01/54 425 417
Ares Capital Corp.
2.875% due 06/15/28 1,295 1,239
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 834 857
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 919
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 690 674
AXIS Specialty Finance PLC
4.000% due 12/06/27 875 867
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 443 432
Bank of America Corp.
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,195 1,083
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 1,090 1,073
BankUnited, Inc.
5.125% due 06/11/30 680 675
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 470 462
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 840 533
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 490 431
Blackstone Secured Lending Fund
5.300% due 06/30/30 653 635
Block Financial LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 07/15/28 608 579
Blue Owl Capital Corp.
2.875% due 06/11/28 994 941
Brandywine Operating Partnership, LP
3.950% due 11/15/27 300 293
8.300% due 03/15/28 8 8
Brighthouse Financial, Inc.
5.625% due 05/15/30 494 499
Brown & Brown, Inc.
5.250% due 06/23/32 125 125
5.550% due 06/23/35 170 170
6.250% due 06/23/55 180 182
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 1,202 1,236
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 405 429
Capital Southwest Corp.
5.950% due 09/18/30 505 503
Carlyle Secured Lending, Inc.
6.750% due 02/18/30 554 557
Citadel Securities Global Holdings
LLC
5.750% due 03/27/36 (Þ) 593 587
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 1,282 1,257
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 530 492
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 665 598
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 750 762
Citizens Financial Group, Inc.
5.299% due 01/29/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.450%)(Ê) 636 630
CNO Financial Group, Inc.
5.250% due 05/30/29 681 685
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,007
Diversified Healthcare Trust
4.750% due 02/15/28 60 59
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 355
Enact Holdings, Inc.
6.250% due 05/28/29 624 643
Equifax, Inc.
3.100% due 05/15/30 390 366
2.350% due 09/15/31 615 540
Equinix, Inc.
3.900% due 04/15/32 640 605
Essential Properties, LP
5.375% due 07/15/36 430 424
F&G Annuities & Life, Inc.
7.400% due 01/13/28 807 830

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 739 738
FS KKR Capital Corp.
3.125% due 10/12/28 660 621
GABX Leasing LLC
5.300% due 04/15/36 (Þ) 270 268
Genworth Holdings, Inc.
6.500% due 06/15/34 186 188
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 454 443
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 882
Goldman Sachs BDC, Inc.
5.650% due 09/09/30 598 588
Goldman Sachs Group, Inc. (The)
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 470 426
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 585 594
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 490 476
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 595 582
Highwoods Realty, LP
4.125% due 03/15/28 1,064 1,048
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 867 826
HSBC Holdings PLC
5.279% due 03/10/37 (SOFR +
1.550%)(Ê) 290 287
Hudson Pacific Properties, LP
4.650% due 04/01/29 257 243
3.250% due 01/15/30 143 125
Independent Bank Corp.
7.250% due 04/01/35 (CME Term
SOFR 3 Month + 3.530%)(Ê) 913 963
ING Groep NV
5.420% due 03/23/37 (SOFR +
1.610%)(Ê) 350 351
Intercontinental Exchange, Inc.
3.000% due 06/15/50 255 166
Jackson Financial, Inc.
6.150% due 01/15/37 410 409
Jefferies Financial Group, Inc.
5.500% due 02/15/36 410 396
JPMorgan Chase & Co.
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 215 216
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 270 264
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 605 545
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 575 588
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 650 631
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 430 419
KeyBank National Association
5.000% due 01/26/33 890 881
Kilroy Realty, LP
4.750% due 12/15/28 1,054 1,046
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,097
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,374
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 390 351
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 660 646
5.296% due 04/10/37 (SOFR +
1.410%)(Ê) 280 279
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 310 237
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 430 416
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 720 731
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 539 536
Navient Corp.
Series MTN
5.625% due 08/01/33 284 235
NMI Holdings, Inc.
6.000% due 08/15/29 738 753
North Haven Private Income Fund LLC
5.750% due 02/01/30 792 772
Northwestern Mutual Life Insurance
Co. (The)
6.050% due 06/30/56 (Þ) 500 511
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/30 697 701
Nuveen LLC
4.000% due 11/01/28 (Þ) 280 276
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 1,020 1,040
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 856 821
3.375% due 02/01/31 295 274
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 205 211
Prospect Capital Corp.
3.437% due 10/15/28 325 306
Prudential Financial, Inc.
6.250% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.779%)(Ê) 505 506
Raymond James Financial, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 09/11/35 340 331
5.650% due 09/11/55 493 478
Realty Income Corp.
2.850% due 12/15/32 515 457
S&P Global, Inc.
2.300% due 08/15/60 345 170
3.900% due 03/01/62 105 76
Sabra Health Care, LP
3.200% due 12/01/31 425 385
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 580 578
Santander Holdings USA, Inc.
4.400% due 07/13/27 170 170
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 574 589
Service Properties Trust
4.950% due 10/01/29 49 46
4.375% due 02/15/30 182 164
Simon Property Group, LP
1.750% due 02/01/28 255 245
3.250% due 09/13/49 910 626
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 846 869
State Street Corp.
3.031% due 11/01/34 (SOFR +
1.490%)(Ê) 901 845
Sumisho Air Lease Corp.
5.500% due 03/24/36 (Þ) 170 169
Synchrony Financial
5.150% due 03/19/29 472 472
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 485 487
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 455 432
Unum Group
4.046% due 08/15/41 (Þ) 550 445
4.500% due 12/15/49 165 132
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 980 981
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 405 418
Vornado Realty, LP
3.400% due 06/01/31 279 257
5.750% due 02/01/33 370 372
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 944 928
Webster Financial Corp.
4.100% due 03/25/29 1,267 1,237
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 590 597
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,340 1,361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 500 488
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 893 885
Wintrust Financial Corp.
4.850% due 06/06/29 566 564
Zions Bancorp National Association
3.250% due 10/29/29 366 345
73,684
Health Care - 1.4%
AbbVie, Inc.
3.200% due 11/21/29 255 244
4.250% due 11/21/49 655 535
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 1,381 1,309
Amgen, Inc.
5.150% due 03/02/28 390 394
4.200% due 02/22/52 190 149
Bristol-Myers Squibb Co.
3.900% due 02/20/28 212 211
2.550% due 11/13/50 530 313
Centene Corp.
2.450% due 07/15/28 765 727
3.000% due 10/15/30 1,010 913
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 948
Elevance Health, Inc.
4.750% due 02/15/30 205 206
5.200% due 02/15/35 545 546
HCA, Inc.
5.625% due 09/01/28 1,018 1,034
3.625% due 03/15/32 560 521
5.750% due 03/01/35 200 206
Horseshoe Funding Trust II
6.887% due 11/15/55 (Þ) 370 388
Merck & Co., Inc.
2.750% due 12/10/51 605 371
5.850% due 05/22/56 355 364
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 260 258
Pfizer, Inc.
2.550% due 05/28/40 315 229
Royalty Pharma PLC
1.750% due 09/02/27 510 494
Tenet Healthcare Corp.
6.875% due 11/15/31 171 182
UnitedHealth Group, Inc.
5.875% due 02/15/53 840 846
6.050% due 02/15/63 390 397
11,800
Materials and Processing - 0.4%
Celanese US Holdings LLC
7.379% due 07/15/32 582 611
7.200% due 11/15/33 388 415
FMC Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 05/18/53 492 386
Huntsman International LLC
4.500% due 05/01/29 492 481
2.950% due 06/15/31 150 135
5.700% due 10/15/34 65 63
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 76 73
2.300% due 11/01/30 (Þ) 49 44
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 453 433
LYB International Finance III LLC
3.800% due 10/01/60 1,163 736
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 174 173
3,550
Producer Durables - 1.5%
Avnet, Inc.
6.250% due 03/15/28 1,030 1,052
Dover Corp.
2.950% due 11/04/29 924 876
Flowserve Corp.
3.500% due 10/01/30 255 240
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 622 606
6.750% due 01/15/31 (Þ) 177 182
Honeywell International, Inc.
4.500% due 01/15/34 380 371
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 1,102 1,086
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 828
Keysight Technologies, Inc.
3.000% due 10/30/29 814 772
Kirby Corp.
4.200% due 03/01/28 1,052 1,045
Lennox International, Inc.
5.500% due 09/15/28 431 438
Masco Corp.
1.500% due 02/15/28 1,373 1,307
Nordson Corp.
5.600% due 09/15/28 528 538
Oshkosh Corp.
3.100% due 03/01/30 874 822
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 490 511
RTX Corp.
4.125% due 11/16/28 940 933
Waste Management, Inc.
4.625% due 02/15/33 340 337
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 641
XPO CNW, Inc.
6.700% due 05/01/34 83 87
12,672
Technology - 2.9%
Alphabet, Inc.
4.800% due 02/15/36 325 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 02/15/56 555 548
Apple, Inc.
3.000% due 06/20/27 705 697
Belo Corp.
7.750% due 06/01/27 130 133
7.250% due 09/15/27 52 53
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 604 566
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 854
Crane NXT Co.
6.550% due 11/15/36 65 66
4.200% due 03/15/48 265 169
Entegris, Inc.
4.750% due 04/15/29 (Þ) 1,200 1,186
Fidelity National Information Services,
Inc.
4.800% due 03/10/31 385 381
Fiserv, Inc.
3.500% due 07/01/29 425 408
4.750% due 03/15/30 1,083 1,072
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,301
Gartner, Inc.
3.750% due 10/01/30 (Þ) 1,318 1,206
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 405 397
5.600% due 10/15/54 420 390
Intel Corp.
5.300% due 05/15/36 285 283
6.125% due 05/15/56 230 230
Intuit, Inc.
5.200% due 09/15/33 490 492
5.500% due 09/15/53 310 279
Jabil, Inc.
3.600% due 01/15/30 490 469
Kyndryl Holdings, Inc.
6.350% due 02/20/34 360 339
Leidos, Inc.
4.375% due 05/15/30 571 560
Marvell Technology, Inc.
4.875% due 06/22/28 310 311
5.950% due 09/15/33 205 215
5.450% due 07/15/35 230 233
Meta Platforms, Inc.
5.400% due 08/15/54 485 429
5.625% due 11/15/55 840 761
6.300% due 05/15/56 280 279
5.750% due 11/15/65 660 593
Motorola Solutions, Inc.
4.600% due 05/23/29 1,590 1,585
2.300% due 11/15/30 215 194
MSCI, Inc.
4.000% due 11/15/29 (Þ) 976 945
NetApp, Inc.
2.700% due 06/22/30 530 488
5.700% due 03/17/35 449 460
News Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
62 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 05/15/29 (Þ) 627 608
Oracle Corp.
3.250% due 11/15/27 910 892
2.875% due 03/25/31 605 541
5.200% due 09/26/35 325 304
3.950% due 03/25/51 205 131
5.950% due 09/26/55 621 528
6.700% due 02/04/56 420 395
Paychex, Inc.
5.100% due 04/15/30 811 818
Roper Technologies, Inc.
2.950% due 09/15/29 1,382 1,311
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 191 186
24,605
Utilities - 3.4%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 678 697
Ameren Illinois Co.
3.800% due 05/15/28 370 366
American Water Capital Corp.
5.700% due 09/01/55 168 166
AT&T, Inc.
4.250% due 03/01/27 510 509
4.550% due 11/01/32 291 284
4.900% due 11/01/35 542 525
3.650% due 06/01/51 940 640
3.850% due 06/01/60 552 368
Avangrid, Inc.
3.800% due 06/01/29 511 498
Beacon Point DC LLC
6.129% due 11/30/42 (Þ) 515 520
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 618 659
Boston Gas Co.
3.001% due 08/01/29 (Þ) 649 615
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 885 866
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 1,148 1,125
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 722 746
DTE Electric Co.
Series A
1.900% due 04/01/28 265 254
DTE Energy Co.
Series C
3.400% due 06/15/29 545 526
Duke Energy Carolinas LLC
2.450% due 08/15/29 720 677
Duke Energy Progress LLC
3.450% due 03/15/29 485 472
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edison International
5.250% due 11/15/28 754 755
Emera US Finance LLC
5.200% due 04/01/33 920 916
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 325 331
HUT 8 DC LLC
6.192% due 11/15/42 (Þ) 460 467
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 480 471
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 98 93
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 526 524
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 636 658
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,201
Oglethorpe Power Corp.
3.750% due 08/01/50 720 517
Pacific Gas and Electric Co.
3.300% due 12/01/27 1,336 1,311
PacifiCorp
3.500% due 06/15/29 280 270
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 324 327
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 887
Rogers Communications, Inc.
5.000% due 02/15/29 265 267
Sempra
3.700% due 04/01/29 695 678
Sprint Capital Corp.
6.875% due 11/15/28 1,167 1,222
System Energy Resources, Inc.
6.000% due 04/15/28 557 569
T-Mobile USA, Inc.
3.750% due 04/15/27 485 482
4.950% due 03/15/28 360 362
2.400% due 03/15/29 560 529
5.750% due 01/15/34 613 635
3.300% due 02/15/51 550 359
Verizon Communications, Inc.
4.272% due 01/15/36 554 510
3.550% due 03/22/51 1,565 1,088
5.875% due 11/30/55 280 272
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 645 651
Virginia Electric and Power Co.
5.550% due 08/15/54 205 198

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,482 2,432
29,495
223,679
International Debt - 12.3%
ACREC LLC
Series 2026-FL4 Class A
5.087% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 3,411 3,418
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 534 502
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 1,147 1,112
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 454
3.300% due 01/30/32 580 531
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 477 494
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 626
America Movil SAB de CV
3.625% due 04/22/29 1,273 1,236
Ares CLO, Ltd.
Series 2025-ALF8 Class A1
4.917% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 552
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 582
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 500 485
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class A1
4.920% due 01/17/39 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 1,000 1,001
Series 2025-4A Class D1
6.280% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,750 1,743
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 598 609
Banco Santander SA
3.490% due 05/28/30 600 571
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 858 940
Bank of Montreal
3.088% due 01/10/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.400%)(Ê) 999 896
Bank of Nova Scotia (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 693
Banque Federative du Credit Mutuel
SA
5.106% due 01/15/36 (Þ) 260 255
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 802
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 1,132 1,135
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,152
Barings CLO, Ltd.
Series 2025-1A Class A
4.805% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,401
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 704
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,114
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 169 187
BPCE SA
4.760% due 01/13/32 (SOFR +
1.267%)(Ê)(Þ) 290 286
5.417% due 01/13/37 (SOFR +
1.568%)(Ê)(Þ) 880 862
British Airways Pass-Through Trust
Series 2018-1 Class AA
3.800% due 03/20/33 (Þ) 423 411
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 247 248
Brookfield Finance, Inc.
4.700% due 09/20/47 872 738
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 611 619
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 632 644
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 688
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 681
Cellnex Finance Co. SA
3.875% due 07/07/41 (Þ) 650 510
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 834 821
4.250% due 04/30/29 (Þ) 502 479
CGI, Inc.
4.950% due 03/14/30 570 568
CIMIC Finance, Ltd.
6.000% due 04/22/36 (Þ) 325 321
Credit Agricole SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 01/14/30 (Þ) 750 705
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,115 1,096
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 581
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,187
Deutsche Bank AG
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 370 364
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 274
Deutsche Telekom International
Finance BV
8.250% due 06/15/30 587 660
Diageo Capital PLC
5.625% due 10/05/33 650 677
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 2,053 2,058
Eagle RE, Ltd.
Series 2021-2 Class M1C
7.078% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 54 54
Series 2021-2 Class M2
7.878% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,679
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 665 688
EMD Finance LLC
4.625% due 10/15/32 (Þ) 330 324
Emera US Finance, LP
2.639% due 06/15/31 856 769
Enbridge, Inc.
3.125% due 11/15/29 599 570
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 434
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 981
Eni SpA
6.000% due 05/18/56 (Þ) 510 504
Export-Import Bank of Korea
3.250% due 08/12/26 1,050 1,049
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.003% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 1,000 1,001
Series 2025-30A Class A1
4.833% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,101
Freeport Indonesia PT
5.315% due 04/14/32 (Þ) 663 657
Fresenius Medical Care US Finance
III, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/15/29 (Þ) 1,350 1,307
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 193 189
5.400% due 10/07/35 (Þ) 193 187
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 229 235
Hazine Mustesarligi Varlik Kiralama
AS
6.700% due 07/02/32 (Þ) 1,600 1,599
Home RE, Ltd.
Series 2022-1 Class B1
12.628% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 1,430 1,572
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 621
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 329
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 590
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 1,299 1,266
6.375% due 07/01/55 (Þ) 740 750
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 879
4.875% due 01/14/48 (Þ) 524 410
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,114
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 1,184 1,117
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 1,227 1,248
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,097
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 1,368 1,328
LSEG US Fin Corp.
5.250% due 03/23/36 (Þ) 280 279
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 125 129
5.150% due 03/17/30 (Þ) 425 424
6.500% due 03/26/31 (Þ) 170 178
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 1,785 1,772
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 151
Methanex Corp.
5.250% due 12/15/29 147 146
5.650% due 12/01/44 151 136
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 683 679

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico Government International
Bond
5.375% due 03/22/33 1,498 1,468
6.250% due 08/27/37 600 600
Series 10
5.625% due 09/22/35 310 302
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
4.989% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,082 1,082
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 852
Mizuho Bank, Ltd.
5.185% due 04/16/36 (Þ) 920 913
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 729
Nippon Life Insurance Co.
5.046% due 04/02/33 (Þ) 281 281
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 977 962
4.810% due 09/17/30 (Þ) 124 115
OCP CLO, Ltd.
Series 2021-22A Class AR
5.025% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,600 1,603
Series 2025-45A Class D1
6.173% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,300 1,301
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 330
Petroleos Mexicanos
5.950% due 01/28/31 391 387
6.700% due 02/16/32 2,214 2,234
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 97
Prosus NV
3.061% due 07/13/31 (Þ) 856 778
3.832% due 02/08/51 (Þ) 710 474
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.328% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 257 258
Series 2023-1 Class M1A
6.328% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) — —
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 623
Rogers Communications, Inc.
5.300% due 02/15/34 510 506
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 490 504
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 215 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 295 297
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 660
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 747 759
Sompo Holdings, Inc.
5.411% due 04/22/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.130%)(Ê)(Þ) 630 618
Standard Chartered PLC
5.005% due 10/15/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.150%)(Ê)(Þ) 591 593
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 185 190
Sumitomo Mitsui Financial Group, Inc.
5.570% due 01/15/47 (SOFR +
1.360%)(Ê) 530 520
Suncor Energy, Inc.
7.000% due 11/15/28 746 782
Telecom Italia Capital SA
6.375% due 11/15/33 104 109
6.000% due 09/30/34 355 363
7.200% due 07/18/36 134 147
7.721% due 06/04/38 172 197
TELUS Corp.
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 230 229
Tesco PLC
6.150% due 11/15/37 (Þ) 623 639
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,512 1,490
Toronto-Dominion Bank (The)
5.146% due 09/10/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 824 827
TransAlta Corp.
6.500% due 03/15/40 182 179
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 425
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 737 738
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
SOFR + 1.468%)(Ê)(Þ) 1,301 1,235
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 532
UniCredit SpA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 491 517
United Utilities PLC
6.875% due 08/15/28 800 834
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 722
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 818
8.000% due 11/15/32 (Þ) 268 304
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 478 462
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 699 725
Weir Group, Inc.
5.350% due 05/06/30 (Þ) 588 593
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.117% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,887
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 1,097 1,134
Yara International ASA
4.750% due 06/01/28 (Þ) 514 513
104,867
Mortgage-Backed Securities - 23.6%
ACREC LLC
Series 2026-FL5 Class AS
5.100% due 07/18/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,781 2,782
Alternative Loan Trust
Series 2007-16CB Class 1A5
4.163% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 191 117
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.472% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,090 2,092
Series 2025-FL1 Class B
5.931% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,290 1,292
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL1 Class A
5.043% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 595 595
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
7.250% due 02/25/28 (~)(Ê)(Þ) 464 467
BDS LLC
Series 2025-FL14 Class A
4.921% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 697
Series 2025-FL16 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.039% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,762 4,761
BRCK Trust
Series 2025-830B Class A
4.956% due 12/10/42 (~)(Ê)(Þ) 560 554
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.267% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 1,789 1,790
Series 2024-MDHS Class B
5.466% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,295 1,296
BX Trust
Series 2024-BIO Class C
6.265% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 6,753 6,711
Series 2024-VLT4 Class A
5.117% due 06/15/41 892 893
Series 2024-VLT4 Class C
5.766% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 2,008 2,009
Series 2025-ROIC Class C
5.169% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,190 1,187
Series 2025-ROIC Class D
5.618% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,329 3,322
Series 2026-CART Class A
4.675% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 2,836 2,821
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,738
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,591
Chase Home Lending Mortgage Trust
Series 2025-9 Class A4
6.000% due 06/25/56 (~)(Ê)(Þ) 856 858
Series 2026-3 Class A4
5.500% due 01/25/57 (~)(Ê)(Þ) 3,184 3,179
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 820
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.101% due 06/27/37 (~)(Ê)(Þ) 169 151
DK Trust
Series 2024-SPBX Class A
5.125% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 752
Fannie Mae
2.600% due 2031 364 333
6.000% due 2032 4 4
5.000% due 2033 1 1
5.500% due 2034 4 3
4.500% due 2035 95 95
5.500% due 2037 32 33
5.500% due 2038 129 132

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2039 12 12
4.000% due 2040 88 85
5.500% due 2040 166 171
6.000% due 2040 36 37
4.000% due 2041 127 123
6.000% due 2041 57 60
3.500% due 2043 320 300
4.000% due 2044 295 284
3.500% due 2045 392 364
3.000% due 2046 56 50
3.500% due 2046 80 75
4.000% due 2046 367 350
4.500% due 2046 128 126
3.000% due 2047 231 207
3.500% due 2047 178 167
4.000% due 2047 32 30
4.500% due 2048 447 438
5.000% due 2048 88 88
3.000% due 2049 2,663 2,352
4.000% due 2049 424 403
5.000% due 2049 186 186
2.500% due 2050 5,066 4,253
3.000% due 2050 5,053 4,473
2.000% due 2051 8,005 6,453
2.500% due 2051 394 336
4.000% due 2052 4,200 3,949
4.500% due 2053 6,200 5,988
5.000% due 2053 2,467 2,441
5.500% due 2053 3,345 3,381
5.000% due 2055 2,825 2,779
30 Year TBA(Ï)
5.500% 4,500 4,514
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 71 73
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2005-24 Class ZE
5.000% due 04/25/35 46 46
Freddie Mac
5.500% due 2038 103 106
6.000% due 2038 31 33
5.000% due 2040 53 53
4.000% due 2041 384 372
4.500% due 2041 53 52
5.500% due 2041 60 62
3.500% due 2043 211 200
4.000% due 2044 143 138
3.500% due 2045 297 278
4.000% due 2045 150 144
3.000% due 2046 1,053 946
4.000% due 2046 70 67
3.000% due 2047 384 345
3.000% due 2048 56 50
4.000% due 2048 408 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2048 121 118
3.000% due 2049 134 119
2.500% due 2050 1,233 1,058
3.000% due 2050 2,053 1,819
2.000% due 2051 929 753
2.500% due 2051 58 50
4.000% due 2052 5,267 4,946
4.500% due 2052 6,005 5,801
5.000% due 2055 6,494 6,438
5.000% due 2056 1,782 1,764
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 16 17
Series 2006-R007 Class ZA
6.000% due 05/15/36 59 61
Series 2010-3632 Class PK
5.000% due 02/15/40 18 18
Series 2010-3653 Class B
4.500% due 04/15/30 27 27
Series 2012-4010 Class KM
3.000% due 01/15/42 22 21
Ginnie Mae II
2.500% due 2052 5,270 4,505
4.500% due 2055 6,894 6,625
5.500% due 2055 4,876 4,921
30 Year TBA(Ï)
5.000% 4,500 4,436
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Æ)(Ø)(Þ) 1,170 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.649% due 01/13/40 (~)(Ê)(Þ) 971 987
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 55 49
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 102 90
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,372 2,216
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,022 1,879
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 569 506
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,154 1,903
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 965 852
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,157 1,907
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,017 922
Series 2026-5 Class A4
5.500% due 12/25/56 (~)(Ê)(Þ) 1,170 1,168
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.789% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,217 2,220
Series 2026-FL22 Class A
5.037% due 11/18/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 6,031 6,037
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 22
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 4
NYC Commercial Mortgage Trust
Series 2026-9W57 Class B
5.353% due 06/06/40 (~)(Ê)(Þ) 3,080 3,065
Series 2026-9W57 Class C
5.603% due 06/06/40 (~)(Ê)(Þ) 3,079 3,072
Preston Ridge Partners Mortgage Trust
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 1,000 982
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,707 1,674
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 553 553
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 560 548
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 1,378 1,350
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 1,905 1,899
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 972 969
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 1,474 1,468
Series 2025-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,000 993
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,078
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 2,970 2,917
Series 2026-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 901 888
Series 2026-RCF2 Class A1
5.500% due 03/25/56 (~)(Ê)(Þ) 2,681 2,684
Series 2026-RCF4 Class A2
5.250% due 06/25/56 (~)(Ê)(Þ) 1,300 1,282
RFR Trust
Series 2025-SGRM Class A
5.562% due 03/11/41 (~)(Ê)(Þ) 1,104 1,110
Series 2025-SGRM Class B
5.863% due 03/11/41 (~)(Ê)(Þ) 3,048 3,055
Series 2025-SGRM Class C
6.013% due 03/11/41 (~)(Ê)(Þ) 2,385 2,372
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 47 44
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.868% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,631
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
5.075% due 01/13/46 (~)(Ê)(Þ) 5,217 5,119
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,460 1,438
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,824 2,791
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 292 249
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 707 615
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.930% due 06/20/44 (~)(Ê)(Þ) 75 72
201,083
Non-US Bonds - 4.9%
Apna Park CLO DAC
Series 2025-1A Class A
3.691% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 4,500 5,151
Brazilian Government International
Bond
4.000% due 04/23/30 EUR 500 573
Colombian Titulos de Tesoreria
Series B
12.500% due 02/27/30 COP 9,532,400 2,805
13.250% due 02/09/33 COP 4,425,900 1,365
French Republic Government Bond
Series OAT
0.250% due 11/25/26 (Þ) EUR 2,800 3,172
Hungary Government International
Bond
Series 37/A
6.250% due 09/23/37 HUF 131,380 464
Iceland Rikisbref
6.500% due 01/24/31 ISK 16,198 124
6.500% due 02/15/38 ISK 220,727 1,721
Indonesia Government International
Bond
4.100% due 03/04/34 EUR 731 820
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 341,550 1,288
Series 84
2.100% due 09/20/54 JPY 218,400 930
Series 85
2.300% due 12/20/54 JPY 78,500 349
Series 89
3.400% due 12/20/55 JPY 52,000 292
Japan 40 Year Government
International Bond
Series 13

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 03/20/60 JPY 292,150 694
Japanese Government CPI Linked
Bond
Series 31
0.600% due 03/10/36 JPY 173,258 1,059
Mexico Government International
Bond
3.875% due 05/16/31 EUR 1,135 1,287
4.500% due 03/19/34 EUR 659 751
4.875% due 05/16/36 EUR 153 175
2.250% due 08/12/36 EUR 243 222
5.125% due 05/04/37 EUR 355 410
4.000% due 03/15/15 EUR 832 650
OCP Euro CLO DAC
Series 2026-15A Class A
3.438% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Þ) EUR 1,100 1,257
Petroleos Mexicanos
Series 26-2
10.800% due 08/08/34 MXN 37,500 2,147
Rre 28 Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 5,500 6,287
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,902 3,310
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,270 4,371
41,674
United States Government Agencies - 0.1%
Federal Farm Credit Banks Funding
Corp.
5.130% due 05/19/33 1,180 1,179
United States Government Treasuries - 10.4%
United States Treasury Notes
4.625% due 11/15/26 6,059 6,074
4.625% due 06/15/27 1,100 1,105
0.375% due 07/31/27 3,609 3,466
0.500% due 08/31/27 1,815 1,740
4.250% due 01/15/28 2,200 2,202
0.750% due 01/31/28 4,772 4,524
2.750% due 02/15/28 2,074 2,028
2.875% due 05/15/28 3,968 3,876
3.125% due 11/15/28 869 849
5.250% due 11/15/28 1,538 1,573
4.125% due 03/31/29 1,670 1,668
2.375% due 05/15/29 1,950 1,857
4.000% due 10/31/29 2,071 2,060
1.750% due 11/15/29 691 639
4.375% due 12/31/29 1,229 1,237
4.250% due 01/31/30 9,652 9,673
0.625% due 08/15/30 2,294 1,987
0.875% due 11/15/30 7,088 6,154
1.125% due 02/15/31 1,760 1,536
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 08/15/31 925 799
1.375% due 11/15/31 1,345 1,162
1.875% due 02/15/32 1,097 968
2.750% due 08/15/32 1,815 1,667
3.375% due 05/15/33 674 637
3.875% due 08/15/33 400 389
4.500% due 11/15/33 5,840 5,899
4.000% due 02/15/34 450 440
4.375% due 05/15/34 425 425
3.875% due 08/15/34 1,349 1,303
4.625% due 02/15/35 1,109 1,127
4.125% due 02/15/36 789 770
4.375% due 05/15/36 355 353
3.500% due 02/15/39 40 36
1.125% due 05/15/40 1,394 882
1.375% due 11/15/40 631 408
3.125% due 11/15/41 490 400
2.750% due 11/15/42 1,100 836
3.125% due 02/15/43 5,608 4,484
2.875% due 05/15/43 764 586
4.625% due 11/15/44 67 65
2.875% due 08/15/45 196 145
3.000% due 05/15/47 728 541
2.750% due 11/15/47 433 305
3.000% due 02/15/48 472 348
3.125% due 05/15/48 593 445
3.375% due 11/15/48 549 429
2.875% due 05/15/49 183 130
1.250% due 05/15/50 429 204
2.375% due 05/15/51 850 532
2.000% due 08/15/51 581 331
1.875% due 11/15/51 568 312
4.000% due 11/15/52 445 381
4.250% due 02/15/54 4,425 3,949
4.625% due 05/15/54 460 437
4.625% due 02/15/55 500 475
4.750% due 05/15/55 411 399
4.750% due 08/15/55 498 483
4.625% due 11/15/55 1,311 1,247
88,977
Total Long-Term Fixed
Income Investments
(cost $729,567) 711,773
Investments in Affiliated Funds - 1.5%
Fixed Income - 1.5%
Russell Investments Core Plus Bond
ETF
508,000
12,725
Total Investments in Affiliated
Funds
(cost $12,700) 12,725
Short-Term Investments - 14.4%
France Treasury Bills BTF

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 52W
1.946% due 07/15/26 (Þ)(ž) EUR 9,400 10,732
U.S. Cash Management Fund (@) 55,366,628 (∞) 55,350
United States Treasury Bills
3.648% due 08/11/26 (ž) 56,640 56,405
Total Short-Term Investments
(cost $122,768) 122,487
Total Investments - 99.3%
(identified cost $865,035) 846,985
Other Assets and Liabilities,
Net - 0.7%
5,865
Net Assets - 100.0%
852,850

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
35.5%
200 Park Funding Trust 02/25/25 530,000 100.00 530
517
ACREC LLC 01/08/26 3,411,000 100.00 3,411
3,418
ACREC LLC 06/17/26 2,781,000 100.00 2,781
2,782
Adani Electricity Mumbai, Ltd. 04/20/26 534,000 95.05 508
502
Adani Ports and Special Economic Zone, Ltd. 10/15/25 1,147,000 98.03 1,124
1,112
Aircastle, Ltd. 08/03/22 1,007,000 94.61 953
976
Aircastle, Ltd. 10/30/24 1,110,000 101.54 1,127
1,136
Alaska Airlines, Inc. 05/07/26 705,000 100.00 705
709
Alcon Finance Corp. 12/03/25 1,381,000 96.42 1,332
1,310
Alliant Energy Finance LLC 08/13/25 678,000 103.96 705
697
Allianz SE 10/30/24 600,000 106.05 636
626
Apna Park CLO DAC 10/07/25 EUR 4,500,000 116.51 5,243
5,151
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,090,000 99.76 2,085
2,092
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,290,000 99.76 1,287
1,292
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 595,417 99.98 595
595
Ares CLO, Ltd. 12/19/24 550,000 100.00 550
552
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 86.82 564
582
Avolon Holdings Funding, Ltd. 10/30/24 500,000 96.10 481
485
Bain Capital Credit CLO, Ltd. 09/18/25 1,000,000 100.00 1,000
1,001
Bain Capital Credit CLO, Ltd. 09/18/25 1,750,000 100.00 1,750
1,743
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 02/11/26 598,000 103.33 618
609
Bangkok Bank PCL 05/13/25 858,000 108.96 935
940
Banque Federative du Credit Mutuel SA 01/07/26 470,000 100.00 470
462
Banque Federative du Credit Mutuel SA 01/07/26 260,000 100.00 260
255
Barclays Mortgage Loan Trust 03/26/24 464,495 98.51 458
467
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,401
BDS LLC 02/21/25 697,000 99.77 695
697
BDS LLC 11/20/25 4,762,000 100.00 4,762
4,761
Beacon Point DC LLC 06/04/26 515,000 100.00 515
520
Bimbo Bakeries USA, Inc. 02/11/25 686,000 101.86 699
704
Blackstone Holdings Finance Co. LLC 10/30/24 490,000 87.73 430
431
BNP Paribas SA 10/30/24 1,095,000 101.01 1,106
1,114
Bombardier, Inc. 06/11/25 169,000 106.94 181
187
Boston Gas Co. 05/05/26 649,000 95.23 618
615
BPCE SA 01/06/26 290,000 100.00 290
286
BPCE SA 01/06/26 880,000 100.00 880
862
BRAVO Residential Funding Trust 10/09/24 435,224 99.99 435
435
BRAVO Residential Funding Trust 04/08/25 3,547,286 99.99 3,547
3,553
BRCK Trust 12/23/25 560,000 100.32 562
554
British Airways Pass-Through Trust 12/06/24 423,063 97.17 411
411
Brooklyn Union Gas Co. (The) 07/07/25 885,000 97.76 865
866
Business Jet Securities LLC 09/06/24 733,128 100.00 733
733
BX Commercial Mortgage Trust 05/02/24 1,295,000 99.77 1,292
1,296
BX Commercial Mortgage Trust 05/02/24 1,788,890 99.78 1,785
1,790
BX Trust 01/24/24 6,753,000 99.82 6,741
6,711
BX Trust 02/20/25 3,329,499 99.81 3,323
3,322
BX Trust 02/20/25 1,190,484 99.83 1,188
1,187
BX Trust 06/13/25 2,008,234 99.76 2,003
2,009
BX Trust 02/05/26 2,836,000 100.00 2,836
2,821
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.47 3,404
2,738
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 82.28 2,669
2,591
Carnival Corp., Ltd. 09/16/24 1,110,000 97.88 1,087
1,089
Cellnex Finance Co. SA 10/30/24 650,000 79.76 518
510
Celulosa Arauco y Constitucion SA 12/03/25 502,000 98.09 492
479
Chase Home Lending Mortgage Trust 08/07/25 855,593 101.40 868
858
Chase Home Lending Mortgage Trust 03/09/26 3,184,096 100.67 3,205
3,179
Cheniere Energy Partners, LP 05/26/26 450,000 99.51 448
448
Cheniere Energy Partners, LP 05/26/26 285,000 99.70 284
288
Cheniere Energy, Inc. 03/05/26 180,000 99.53 179
180
Cheniere Energy, Inc. 03/05/26 170,000 99.67 169
167
CIMIC Finance, Ltd. 04/15/26 325,000 99.19 322
321
Citadel Securities Global Holdings LLC 03/24/26 593,000 98.47 584
587
CLI Funding LLC 07/24/24 1,069,358 100.47 1,074
1,071

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Columbia Pipelines Holding Co. LLC 05/12/25 633,000 101.76 644
649
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.54 240
256
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 05/12/25 430,000 97.51 419
418
Credit Agricole SA 03/06/24 1,115,000 94.51 1,054
1,096
Credit Agricole SA 10/30/24 750,000 93.39 700
705
Daimler Truck Finance North America LLC 10/30/24 580,000 100.64 584
581
Danske Bank A/S 10/30/24 1,160,000 101.56 1,178
1,187
DBGS Mortgage Trust 04/03/19 985,000 100.88 994
820
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 168,777 100.32 169
151
DK Trust 03/01/24 751,000 100.00 751
752
Dresdner Funding Trust I 04/29/24 331,000 104.99 348
355
DT Midstream, Inc. 06/12/25 859,000 96.96 833
842
Eagle Funding Luxco SARL 07/28/25 2,053,000 99.79 2,049
2,058
Eagle RE, Ltd. 04/13/23 54,124 101.57 55
54
Eagle RE, Ltd. 01/11/24 1,650,000 103.16 1,702
1,679
Element Fleet Management Corp. 12/03/25 665,000 104.60 696
688
Ellington Financial Mortgage Trust 12/10/24 1,123,659 99.99 1,124
1,124
EMD Finance LLC 08/12/25 330,000 99.56 329
324
Enel Finance International NV 10/03/24 820,000 127.56 1,046
981
Eni SpA 05/11/26 510,000 98.11 500
504
Entegris, Inc. 07/02/24 1,200,000 97.75 1,172
1,186
FIGRE Trust 03/19/24 1,326,808 100.03 1,327
1,342
FIGRE Trust 07/19/24 1,334,527 101.23 1,351
1,353
FIGRE Trust 09/09/24 782,855 100.00 783
778
FIGRE Trust 10/31/24 1,717,673 99.98 1,717
1,723
FIGRE Trust 12/11/24 1,088,819 99.99 1,089
1,094
FIGRE Trust 02/20/25 313,639 103.40 324
324
FIGRE Trust 03/20/25 1,512,171 100.11 1,514
1,518
FIGRE Trust 08/21/25 808,735 99.99 809
803
FIGRE Trust 10/15/25 854,121 99.99 854
842
Flatiron CLO, Ltd. 11/01/24 1,000,000 100.00 1,000
1,001
Flatiron CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,101
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,301
France Treasury Bills BTF 04/14/26 EUR 9,400,000 117.98 11,090
10,732
Freeport Indonesia PT 04/08/26 663,000 100.35 665
657
French Republic Government Bond 05/12/26 EUR 2,800,000 116.32 3,257
3,172
Fresenius Medical Care US Finance III, Inc. 10/15/25 1,350,000 98.13 1,325
1,307
GABX Leasing LLC 03/10/26 270,000 99.80 269
268
Gartner, Inc. 05/13/25 1,318,000 93.85 1,237
1,206
GBX Leasing LLC 01/27/26 1,792,505 99.97 1,792
1,755
GFL Environmental, Inc. 04/07/25 622,000 96.07 598
606
GFL Environmental, Inc. 05/01/25 177,000 103.41 183
182
Gildan Activewear, Inc. 09/23/25 193,000 100.00 193
189
Gildan Activewear, Inc. 09/23/25 193,000 99.90 193
187
Glencore Funding LLC 11/12/24 229,000 100.86 231
235
Global Net Lease, Inc. 11/04/25 454,000 98.29 446
443
Hazine Mustesarligi Varlik Kiralama AS 06/25/26 1,600,000 99.76 1,596
1,599
HMH Trust 06/09/17 1,170,000 99.96 1,170
—
Home RE, Ltd. 05/09/25 1,430,000 112.33 1,606
1,572
Horseshoe Funding Trust II 05/05/26 370,000 100.00 370
388
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
987
HUT 8 DC LLC 04/27/26 460,000 100.00 460
467
Hyundai Capital America 10/30/24 345,000 95.36 329
330
Hyundai Capital America 10/30/24 500,000 96.85 484
486
ICICI Bank, Ltd. 10/03/24 599,000 99.16 594
590
Imperial Brands Finance PLC 06/24/25 740,000 99.53 737
750
Imperial Brands Finance PLC 10/15/25 1,299,000 99.05 1,287
1,266
Indianapolis Power & Light Co. 10/30/24 480,000 101.33 486
471
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 97.35 868
879
Infraestructura Energetica Nova SAPI de CV 12/03/25 524,000 80.83 424
410
InRetail Consumer 02/06/24 1,159,000 95.58 1,108
1,114
International Flavors & Fragrances, Inc. 11/12/24 76,000 96.05 73
73
International Flavors & Fragrances, Inc. 11/22/24 49,000 88.39 43
44
Intesa Sanpaolo SpA 02/11/26 1,184,000 96.27 1,140
1,117

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 06/05/20 54,517 102.62 56
49
JPMorgan Mortgage Trust 03/30/21 101,788 101.82 104
90
JPMorgan Mortgage Trust 04/26/21 2,372,239 101.95 2,419
2,216
JPMorgan Mortgage Trust 06/24/21 2,021,558 102.22 2,066
1,879
JPMorgan Mortgage Trust 01/26/22 2,154,445 99.19 2,137
1,903
JPMorgan Mortgage Trust 02/24/22 965,064 97.76 943
852
JPMorgan Mortgage Trust 03/23/22 2,157,370 96.47 2,081
1,907
JPMorgan Mortgage Trust 04/27/22 1,016,615 96.02 976
922
JPMorgan Mortgage Trust 04/20/23 569,026 89.29 508
506
JPMorgan Mortgage Trust 12/18/24 329,413 100.36 331
329
JPMorgan Mortgage Trust 01/29/25 512,803 99.99 513
514
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,206
JPMorgan Mortgage Trust 03/18/25 1,534,931 99.99 1,535
1,536
JPMorgan Mortgage Trust 09/26/25 825,863 99.99 826
821
JPMorgan Mortgage Trust 02/18/26 2,479,501 99.77 2,474
2,452
JPMorgan Mortgage Trust 06/23/26 1,170,000 99.76 1,167
1,168
LG Energy Solution, Ltd. 11/04/25 1,227,000 102.86 1,262
1,248
Louisiana-Pacific Corp. 12/03/25 453,000 97.19 440
433
LPL Holdings, Inc. 08/08/24 1,129,000 96.40 1,088
1,097
LSEG US Fin Corp. 03/16/26 280,000 99.06 277
279
Macquarie Airfinance Holdings, Ltd. 10/30/24 125,000 101.94 127
129
Macquarie Airfinance Holdings, Ltd. 10/30/24 170,000 102.90 175
178
Macquarie Airfinance Holdings, Ltd. 10/30/24 425,000 98.55 419
424
Macquarie Group, Ltd. 10/30/24 1,785,000 97.35 1,738
1,772
Marks & Spencer PLC 09/16/24 139,000 109.34 152
151
Mars, Inc. 03/05/25 280,000 99.42 278
278
Mars, Inc. 03/05/25 440,000 99.47 438
433
Mars, Inc. 03/05/25 145,000 99.83 145
146
Mars, Inc. 03/05/25 565,000 99.84 564
567
Mattel, Inc. 02/11/25 1,331,000 96.62 1,286
1,291
Meritage Homes Corp. 04/07/25 1,039,000 96.89 1,007
1,008
Mexico Generadora de Energia S de RL de CV 12/03/25 682,923 102.37 699
679
MF1 Multifamily Housing Mortgage Trust 05/13/22 2,216,795 99.25 2,200
2,220
MF1 Multifamily Housing Mortgage Trust 10/16/25 1,081,650 100.03 1,082
1,082
MF1 Multifamily Housing Mortgage Trust 04/30/26 6,031,000 100.00 6,031
6,037
Midwest Connector Capital Co. LLC 03/25/25 854,000 99.24 847
849
Mizuho Bank, Ltd. 04/08/26 920,000 100.00 920
913
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.08 4
4
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.25 22
22
Motiva Enterprises LLC 05/05/26 421,000 108.59 457
457
MSCI, Inc. 05/12/25 976,000 96.30 940
945
National Australia Bank, Ltd. 10/30/24 810,000 89.11 722
729
News Corp. 02/11/25 627,000 95.83 601
608
NGPL PipeCo LLC 09/26/19 553,000 122.01 675
640
Nippon Life Insurance Co. 03/25/26 281,000 100.00 281
281
Nissan Motor Co., Ltd. 04/02/25 977,000 98.29 960
962
Nissan Motor Co., Ltd. 06/11/25 124,000 92.38 115
115
Northwestern Mutual Life Insurance Co. (The) 05/18/26 500,000 99.91 500
511
NRG Energy, Inc. 03/06/24 1,241,000 95.90 1,190
1,200
Nuveen LLC 10/30/24 280,000 98.46 276
276
NYC Commercial Mortgage Trust 05/07/26 3,080,000 100.00 3,080
3,065
NYC Commercial Mortgage Trust 05/07/26 3,079,000 100.00 3,079
3,072
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,603
OCP CLO, Ltd. 09/17/25 1,300,000 100.00 1,300
1,301
OCP Euro CLO DAC 02/13/26 EUR 1,100,000 118.75 1,306
1,256
Open Text Corp. 08/07/23 323,000 100.58 325
330
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 490,000 104.15 510
511
PFS Financing Corp. 05/07/26 4,100,000 100.00 4,100
4,107
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 96.52 92
97
Preston Ridge Partners Mortgage Trust 10/07/24 1,378,101 96.86 1,335
1,350
Preston Ridge Partners Mortgage Trust 11/08/24 552,960 100.00 553
553
Preston Ridge Partners Mortgage Trust 06/03/25 1,904,585 99.92 1,903
1,899
Preston Ridge Partners Mortgage Trust 07/24/25 972,103 99.89 971
969
Preston Ridge Partners Mortgage Trust 08/08/25 2,970,022 98.72 2,932
2,917
Preston Ridge Partners Mortgage Trust 08/19/25 1,473,606 99.94 1,473
1,468

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Preston Ridge Partners Mortgage Trust 09/17/25 1,100,000 99.69 1,097
1,078
Preston Ridge Partners Mortgage Trust 01/22/26 900,746 100.00 901
888
Preston Ridge Partners Mortgage Trust 01/22/26 1,000,000 99.99 1,000
993
Preston Ridge Partners Mortgage Trust 02/27/26 1,707,000 99.12 1,692
1,674
Preston Ridge Partners Mortgage Trust 02/27/26 560,000 99.15 555
548
Preston Ridge Partners Mortgage Trust 03/03/26 1,000,000 98.82 988
982
Preston Ridge Partners Mortgage Trust 03/26/26 2,681,302 99.92 2,679
2,684
Preston Ridge Partners Mortgage Trust 06/02/26 1,300,000 98.69 1,283
1,282
Prosus NV 10/30/24 710,000 68.03 483
474
Prosus NV 04/08/26 856,000 91.11 780
778
Radnor RE, Ltd. 07/27/23 348 100.00 —
—
Radnor RE, Ltd. 11/24/25 256,892 100.84 259
258
RCKT Mortgage Trust 09/13/23 327,052 99.95 327
327
RCKT Mortgage Trust 02/15/24 547,982 99.96 548
549
RCKT Mortgage Trust 03/19/24 752,089 99.96 752
754
RCKT Mortgage Trust 08/14/24 681,401 99.97 681
680
RCKT Mortgage Trust 12/12/24 518,144 100.62 521
519
RCKT Mortgage Trust 12/12/24 2,182,041 99.98 2,182
2,183
RCKT Mortgage Trust 01/17/25 605,585 101.52 615
609
RCKT Mortgage Trust 02/26/25 2,320,226 99.99 2,320
2,325
RCKT Mortgage Trust 04/24/25 1,954,821 100.43 1,963
1,961
Reliance Industries, Ltd. 02/06/24 633,000 98.11 621
623
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 606,000 92.11 556
542
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 89.48 106
99
RFR Trust 02/18/25 3,048,000 100.12 3,052
3,055
RFR Trust 02/18/25 2,385,000 99.99 2,385
2,372
RFR Trust 10/28/25 1,104,000 102.46 1,131
1,110
Rockies Express Pipeline LLC 04/29/24 100,000 93.38 93
98
Rockies Express Pipeline LLC 04/29/24 190,000 96.42 183
194
Rockies Express Pipeline LLC 09/17/24 99,000 104.61 104
104
Rockies Express Pipeline LLC 12/03/24 288,000 99.13 286
284
Rogers Communications, Inc. 08/06/24 215,000 97.21 209
214
Rre 28 Loan Management DAC 02/10/26 EUR 5,500,000 118.96 6,543
6,287
Saluda Grade Alternative Mortgage Trust 02/07/24 522,318 101.99 533
534
Saluda Grade Alternative Mortgage Trust 04/05/24 1,727,066 99.98 1,727
1,741
Saluda Grade Alternative Mortgage Trust 03/13/25 922,501 102.42 945
945
Saluda Grade Alternative Mortgage Trust 07/10/25 2,101,552 100.00 2,102
2,113
Sammons Financial Group, Inc. 10/30/24 580,000 99.26 576
578
Santos Finance, Ltd. 11/05/25 295,000 99.45 293
297
Seagate Data Storage Technology Pte, Ltd. 06/30/25 191,000 96.40 184
186
Sealed Air Corp. 04/29/24 174,000 100.81 175
173
Sequoia Mortgage Trust 10/21/16 47,013 102.28 48
44
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.53 658
660
Smithfield Foods, Inc. 10/30/24 500,000 89.84 449
459
Smithfield Foods, Inc. 12/03/25 848,000 101.22 858
851
Societe Generale SA 12/03/25 747,000 102.97 769
759
Sompo Holdings, Inc. 04/15/26 630,000 100.00 630
618
Standard Chartered PLC 04/30/24 185,000 101.16 187
190
Standard Chartered PLC 06/08/26 591,000 100.24 592
593
Stellantis Financial Services US Corp. 05/27/26 580,000 99.79 579
573
Sumisho Air Lease Corp. 03/10/26 170,000 99.61 169
169
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.77 1,629
1,631
Tesco PLC 09/03/20 623,000 122.61 764
639
Texas Eastern Transmission, LP 07/06/22 854,000 98.51 841
838
Textainer Marine Containers VII, Ltd. 08/06/24 1,511,700 100.00 1,512
1,490
Topaz Solar Farms LLC 04/29/24 172,690 99.12 171
170
TORY Commercial Mortgage Trust 01/09/26 5,217,000 100.00 5,217
5,119
Towd Point Mortgage Trust 07/21/23 811,394 99.84 810
809
Towd Point Mortgage Trust 10/19/23 586,389 99.98 586
588
Transportadora de Gas Internacional SA ESP 11/04/25 737,000 101.57 749
738
UBS Group AG 10/30/24 600,000 87.30 524
532
UBS Group AG 01/15/26 1,301,000 96.33 1,253
1,235
UniCredit SpA 12/03/25 491,000 106.97 525
517
United Airlines, Inc. 11/04/25 635,000 99.26 630
626
Unum Group 10/30/24 550,000 80.79 444
445

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
UPM-Kymmene Oyj 11/21/22 699,000 101.88 712
722
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 2,902,000 112.78 3,273
3,310
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 3,270,000 130.12 4,255
4,371
Var Energi ASA 02/06/23 788,000 101.74 802
818
Var Energi ASA 08/03/23 268,000 105.09 282
304
VDCM Commercial Mortgage Trust 06/24/25 1,460,000 100.00 1,460
1,438
VDCM Commercial Mortgage Trust 06/24/25 2,824,000 100.00 2,824
2,791
Videotron, Ltd. 05/12/25 478,000 95.61 457
462
Vistra Operations Co. LLC 10/30/24 2,482,000 98.39 2,444
2,432
VSP Optical Group, Inc. 05/05/26 120,000 99.64 120
120
VSP Optical Group, Inc. 05/05/26 165,000 99.85 165
165
Weir Group, Inc. 06/08/26 588,000 100.84 593
593
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,887
Wells Fargo Mortgage Backed Securities Trust 04/23/21 706,864 102.08 722
615
WinWater Mortgage Loan Trust 03/29/17 75,369 101.83 77
72
WMG Acquisition Corp. 12/03/25 1,240,000 96.36 1,195
1,176
Woori Bank 02/11/26 1,097,000 104.40 1,145
1,134
Yara International ASA 12/03/25 514,000 100.79 518 513
302,978
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
British Pound Currency Futures 13 USD 1,077 09/26
(10)
Commonwealth 10 Year Treasury Bond Futures 70 AUD 7,687 09/26
70
Euro Currency Futures 22 USD 3,151 09/26
(37)
Euro-Buxl Futures 41 EUR 4,560 09/26
184
Long Gilt Futures 91 GBP 8,118 09/26
156
New Zealand Dollar Currency Futures 75 USD 4,271 09/26
(102)
Norwegian Krone Currency Futures 10 USD 2,017 09/26
4
United States 2 Year Treasury Note Futures 339 USD 69,879 09/26
(95)
United States 5 Year Treasury Note Futures 616 USD 65,941 09/26
195
United States 10 Year Treasury Note Futures 601 USD 66,044 09/26
330
United States 10 Year Ultra Treasury Note Futures 770 USD 86,601 09/26
1,142
United States Treasury Long Bond Futures 221 USD 25,083 09/26
535
United States Treasury Ultra Bond Futures 381 USD 44,256 09/26 1,132
Short Positions
Australian Dollar Currency Futures 30 USD 2,073 09/26
(12)
Euro-Bobl Futures 33 EUR 3,808 09/26
(24)
Euro-Bund Futures 119 EUR 15,153 09/26
(208)
Euro-Schatz Futures 24 EUR 2,543 09/26
(5)
Japanese 10 Year Government Bond Futures 42 JPY 5,366,340 09/26
(78)
Japanese 10 Year Mini Government Bond Futures 6 JPY 76,662 09/26
1
Japanese Yen Currency Futures 27 USD 2,088 09/26
32
Swedish Krona Currency Futures 10 USD 2,070 09/26
53
Swiss Franc Currency Futures 41 USD 6,394 09/26
94
United States 2 Year Treasury Note Futures 277 USD 57,099 09/26
67
United States 10 Year Treasury Note Futures 41 USD 4,505 09/26
(16)
United States 10 Year Ultra Treasury Note Futures 82 USD 9,223 09/26 (66)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,342

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 45 BRL 234 08/04/26 —
Citigroup USD 474 BRL 2,416 08/04/26 (9)
Citigroup USD 540 BRL 2,825 08/04/26 3
Citigroup USD 570 BRL 2,977 08/04/26 2
Citigroup USD 606 BRL 3,096 08/04/26 (11)
Citigroup USD 1,664 BRL 8,489 08/04/26 (32)
Citigroup USD 15 CAD 21 07/22/26 —
Citigroup USD 1,080 CAD 1,466 07/22/26 (45)
Citigroup USD 49 CHF 40 07/22/26 —
Citigroup USD 1,819 CHF 1,410 07/22/26 (72)
Citigroup USD 1 CLP 1,377 07/22/26 —
Citigroup USD 160 CLP 142,656 07/22/26 (5)
Citigroup USD 228 CLP 203,647 07/22/26 (7)
Citigroup USD 373 CLP 333,793 07/22/26 (11)
Citigroup USD 84 CNY 570 07/22/26 —
Citigroup USD 411 CNY 2,791 07/22/26 (1)
Citigroup USD 540 CNY 3,666 07/22/26 (1)
Citigroup USD 540 CNY 3,666 07/22/26 (1)
Citigroup USD 669 CNY 4,537 07/22/26 (2)
Citigroup USD 94 COP 338,288 07/22/26 4
Citigroup USD 94 COP 337,629 07/22/26 4
Citigroup USD 96 COP 347,027 07/22/26 5
Citigroup USD 132 COP 471,506 07/22/26 6
Citigroup USD 234 COP 837,022 07/22/26 10
Citigroup USD 394 COP 1,498,648 07/22/26 42
Citigroup USD 721 COP 2,498,039 07/22/26 6
Citigroup USD 2,051 COP 7,877,853 07/22/26 242
Citigroup USD 252 EUR 215 07/22/26 (6)
Citigroup USD 273 EUR 240 07/22/26 2
Citigroup USD 283 EUR 239 07/22/26 (9)
Citigroup USD 330 EUR 286 07/22/26 (3)
Citigroup USD 1,022 EUR 890 07/22/26 (4)
Citigroup USD 2,476 EUR 2,100 07/22/26 (75)
Citigroup USD 639 GBP 478 07/22/26 (6)
Citigroup USD 129 JPY 21,000 07/02/26 —
Citigroup USD 540 JPY 84,752 07/22/26 (18)
Citigroup USD 543 JPY 85,871 07/22/26 (14)
Citigroup USD 544 JPY 85,333 07/22/26 (18)
Citigroup USD 1,080 JPY 170,844 07/22/26 (28)
Citigroup USD 540 KZT 267,775 07/22/26 17
Citigroup USD 136 MXN 2,372 07/22/26 —
Citigroup USD 283 MXN 4,946 07/22/26 (1)
Citigroup USD 16 PHP 1,007 07/22/26 —
Citigroup USD 514 PHP 31,221 07/22/26 (6)
Citigroup USD 566 PHP 34,469 07/22/26 (5)
Citigroup USD 4 THB 134 07/22/26 —
Citigroup USD 800 THB 25,524 07/22/26 (30)
Citigroup USD 1,080 TRY 52,241 07/22/26 22
Citigroup USD 13 ZAR 216 07/22/26 —
Citigroup USD 259 ZAR 4,336 07/22/26 5
Citigroup USD 527 ZAR 8,759 07/22/26 7
Citigroup USD 541 ZAR 9,054 07/22/26 11
Citigroup BRL 2,099 USD 408 08/04/26 5
Citigroup BRL 2,450 USD 480 08/04/26 9
Citigroup BRL 2,941 USD 572 08/04/26 6
Citigroup CAD 1,488 USD 1,080 07/22/26 30
Citigroup CHF 1,449 USD 1,850 07/22/26 54
Citigroup CLP 681,473 USD 750 07/22/26 11

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup COP 610,560 USD 160 07/22/26 (18)
Citigroup COP 784,570 USD 212 07/22/26 (17)
Citigroup COP 802,736 USD 217 07/22/26 (17)
Citigroup COP 828,723 USD 222 07/22/26 (20)
Citigroup COP 1,499,667 USD 416 07/22/26 (20)
Citigroup COP 2,005,211 USD 550 07/22/26 (34)
Citigroup COP 20,432,292 USD 5,493 07/22/26 (460)
Citigroup EUR 2,330 GBP 2,020 07/22/26 15
Citigroup EUR 219 USD 249 07/22/26 (2)
Citigroup EUR 241 USD 281 07/22/26 6
Citigroup EUR 1,500 USD 1,770 07/22/26 54
Citigroup EUR 2,182 USD 2,563 07/22/26 67
Citigroup EUR 2,200 USD 2,583 07/22/26 67
Citigroup EUR 6,257 USD 7,327 07/22/26 171
Citigroup EUR 9,350 USD 11,080 07/22/26 388
Citigroup GBP 68 EUR 79 07/22/26 —
Citigroup GBP 1,595 EUR 1,830 07/22/26 (23)
Citigroup GBP 2,389 EUR 2,732 07/22/26 (46)
Citigroup HUF 141,745 USD 457 07/22/26 2
Citigroup JPY 21,000 USD 129 07/22/26 —
Citigroup JPY 152,400 USD 973 07/22/26 34
Citigroup JPY 215,919 USD 1,350 07/22/26 20
Citigroup JPY 227,603 USD 1,420 07/22/26 18
Citigroup JPY 967,221 USD 6,139 07/22/26 181
Citigroup KZT 36,492 USD 73 07/22/26 (2)
Citigroup KZT 47,578 USD 96 07/22/26 (3)
Citigroup KZT 47,952 USD 97 07/22/26 (3)
Citigroup KZT 141,549 USD 284 07/22/26 (10)
Citigroup MXN 2,095 USD 120 07/22/26 —
Citigroup MXN 5,238 USD 303 07/22/26 4
Citigroup MXN 39,102 USD 2,227 07/22/26 (5)
Citigroup PHP 16,402 USD 270 07/22/26 3
Citigroup PHP 50,295 USD 833 07/22/26 15
Citigroup THB 25,658 USD 801 07/22/26 27
Citigroup ZAR 25 USD 2 07/22/26 —
Citigroup ZAR 2,009 USD 122 07/22/26 —
Citigroup ZAR 6,222 USD 377 07/22/26 (2)
Citigroup ZAR 6,966 USD 426 07/22/26 2
Citigroup ZAR 7,142 USD 433 07/22/26 (2)
JPMorgan Chase EUR 16,151 USD 18,611 09/23/26 94
Royal Bank of Canada GBP 61 USD 80 09/23/26 —
State Street USD 2,171 EUR 1,900 09/23/26 8
State Street EUR 60 USD 68 09/23/26 —
State Street GBP 3,323 USD 4,464 09/23/26 56
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 631
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 2,995 2.724%
(4)
EURIBOR
(3)
04/17/28
— 3 3
Citigroup EUR 5,991 2.721%
(4)
EURIBOR
(3)
04/17/28
— 5 5
Citigroup EUR 534 2.718%
(4)
EURIBOR
(3)
04/20/28
— — —
Citigroup EUR 2,771 2.720%
(4)
EURIBOR
(3)
04/24/28
— 4 4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 1,079 2.747%
(4)
EURIBOR
(3)
04/29/28
— 2 2
Citigroup EUR 1,079 2.738%
(4)
EURIBOR
(3)
04/29/28
— 1 1
Citigroup EUR 1,081 2.823%
(4)
EURIBOR
(3)
05/04/28
— 3 3
Citigroup EUR 2,162 2.842%
(4)
EURIBOR
(3)
05/04/28
— 8 8
Citigroup EUR 7,500 2.835%
(4)
EURIBOR
(3)
06/08/28
— 19 19
Citigroup EUR 6,318 2.746%
(4)
EURIBOR
(3)
06/17/28
— 3 3
Citigroup BRL 2,780 14.478%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— 11 11
Citigroup BRL 4,520 12.845%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (48) (48)
Citigroup BRL 4,520 12.783%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (50) (50)
Citigroup BRL 5,381 13.150%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (45) (45)
Citigroup BRL 6,125 14.050%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— 3 3
Citigroup BRL 16,245 13.100%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (144) (144)
Citigroup USD 9,194
US Consumer Price
Index
(4)
2.624%
(4)
04/27/31
— — —
Citigroup USD 1,876
US Consumer Price
Index
(4)
2.670%
(4)
04/28/31
— (4) (4)
Citigroup USD 940
US Consumer Price
Index
(4)
2.623%
(4)
05/29/31
— (5) (5)
Citigroup USD 4,720
US Consumer Price
Index
(4)
2.638%
(4)
05/29/31
— (29) (29)
Citigroup USD 2,360
US Consumer Price
Index
(4)
2.675%
(4)
06/01/31
— (19) (19)
Citigroup EUR 620 EURIBOR
(3)
3.250%
(4)
08/15/56
— (23) (23)
Citigroup EUR 750 EURIBOR
(3)
3.245%
(4)
08/15/56
— (27) (27)
Citigroup EUR 750 EURIBOR
(3)
3.251%
(4)
08/15/56
— (28) (28)
Citigroup EUR 750 EURIBOR
(3)
3.248%
(4)
08/15/56
— (28) (28)
Citigroup EUR 1,990 EURIBOR
(3)
3.254%
(4)
08/15/56 — (77) (77)
Total Open Interest Rate Swap Contracts (å) — (465) (465)
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.854% USD 2,933 (1.000%)
(2)
06/20/31
14 (34) (20)
Total Open Sovereign Issues - Purchase Protection Contracts 14 (34) (20)
Total Open Credit Default Swap Contracts (å) 14 (34) (20)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 50,314 $ —
$ —
$ 50,314
Corporate Bonds and Notes — 223,679 —
—
223,679
International Debt — 104,867 —
—
104,867
Mortgage-Backed Securities — 201,083 —
—
201,083
Non-US Bonds — 41,674 —
—
41,674
United States Government Agencies — 1,179 —
—
1,179
United States Government Treasuries — 88,977 —
—
88,977
Investments in Affiliated Funds 12,725 — — — 12,725
Short-Term Investments — 67,137 — 55,350 122,487
Total Investments
12,725 778,910 — 55,350 846,985
Other Financial Instruments
Assets
Futures Contracts 3,995 — — — 3,995
Foreign Currency Exchange Contracts — 1,735 — — 1,735
Interest Rate Swap Contracts — 62 — — 62
Liabilities
Futures Contracts (653) — — — (653)
Foreign Currency Exchange Contracts — (1,104) — — (1,104)
Interest Rate Swap Contracts — (527) — — (527)
Credit Default Swap Contracts — (20) — — (20)
Total Other Financial Instruments
*
$ 3,342 $ 146 $ — $ — $ 3,488
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia ......................................................................................
4,033
0.5
Bermuda ......................................................................................
3,563
0.4
Brazil ...........................................................................................
1,086
0.1
Canada .........................................................................................
13,806
1.6
Cayman Islands ...........................................................................
15,089
1.8

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Chile ............................................................................................
1,300
0.2
China ...........................................................................................
2,742
0.3
Colombia .....................................................................................
4,908
0.6
Denmark ......................................................................................
1,187
0.1
Finland ........................................................................................
722
0.1
France ..........................................................................................
19,443
2.3
Germany ......................................................................................
4,136
0.5
Hungary .......................................................................................
464
0.1
Iceland .........................................................................................
1,845
0.2
India ............................................................................................
2,827
0.3
Indonesia .....................................................................................
1,477
0.2
Ireland .........................................................................................
15,319
1.8
Italy .............................................................................................
3,935
0.5
Japan ...........................................................................................
8,873
1.0
Jersey ...........................................................................................
5,372
0.6
Luxembourg ................................................................................
3,310
0.4
Mexico ........................................................................................
17,208
2.0
Netherlands .................................................................................
351
—**
Norway ........................................................................................
1,122
0.1
Peru .............................................................................................
1,114
0.1
South Korea ................................................................................
3,431
0.4
Spain ...........................................................................................
1,081
0.1
Switzerland .................................................................................
1,767
0.2
Thailand ......................................................................................
940
0.1
Turkey .........................................................................................
1,599
0.2
United Kingdom ..........................................................................
15,098
1.8
United States ...............................................................................
687,837
80.7
Total Investments ................................................................... 846,985
99.3
**
Less than .05% of net assets.

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,735 $ —
Variation margin on futures contracts* — 183 3,812
Interest rate swap contracts, at fair value — — 62
Total
$ — $ 1,918 $ 3,874
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ 161 $ 492
Unrealized depreciation on foreign currency exchange contracts — 1,104 —
Interest rate swap contracts, at fair value — — 527
Credit default swap contracts, at fair value 20 — —
Total
$ 20 $ 1,265 $ 1,019
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 12 $ (9,427)
Interest rate swap contracts — — 96
Credit default swap contracts (622) — —
Foreign currency exchange contracts — 2,825 —
Total
$ (622) $ 2,837 $ (9,331)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ 80 $ 4,538
Interest rate swap contracts — — (508)
Credit default swap contracts 42 — —
Foreign currency exchange contracts — (1,614) —
Total
$ 42 $ (1,534) $ 4,030
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,735 $ — $ 1,735
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 62 — 62
Total Financial and Derivative Assets
1,797 — 1,797
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,797 $ — $ 1,797
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 1,6 40 $ 1,631 $ — $ 9
JPMorgan Chase
93 — — 93
State Street
64 — — 64
Total
$ 1,797 $ 1,631 $ — $ 166

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,104 $ — $ 1,104
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 527 — 527
Credit Default Swap Contracts Credit default swap contracts, at fair value 20 — 20
Total Financial and Derivative Liabilities
1,651 — 1,651
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,651 $ — $ 1,651
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Barclays $ 20 $ — $ — $ 20
Citigroup 1,631 1,631 — —
Total
$ 1,651 $ 1,631 $ — $ 20
^       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
(•)     Interest rate swap contracts - premiums paid (received) ....................................................................................................
$ —
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 865,035
Investments, at fair value(>) ........................................................................................................................................................
846,985
Cash .............................................................................................................................................................................................. 1,369
Foreign currency holdings(^) ....................................................................................................................................................... 491
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,735
Receivables:
Dividends and interest ...................................................................................................................................................... 6,209
Dividends from affiliated funds ....................................................................................................................................... 132
Investments sold ............................................................................................................................................................... 96
Fund shares sold ............................................................................................................................................................... 331
From broker(a)(b) ............................................................................................................................................................ 8,136
Variation margin on futures contracts .............................................................................................................................. 3,350
Prepaid expenses .......................................................................................................................................................................... 4
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 62
Total assets ...............................................................................................................................................................
868,900
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 13,557
Fund shares redeemed ...................................................................................................................................................... 292
Accrued fees to affiliates .................................................................................................................................................. 416
Other accrued expenses .................................................................................................................................................... 134
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,104
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 527
Credit default swap contracts, at fair value(+) ............................................................................................................................. 20
Total liabilities ...........................................................................................................................................................
16,050
Net Assets ...............................................................................................................................................................
$ 852,850
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (174,063)
Shares of beneficial interest .........................................................................................................................................................
986
Additional paid-in capital ............................................................................................................................................................
1,025,927
Net Assets ...............................................................................................................................................................
$ 852,850
(>)   Investments in affiliates, Russell Investments Core Plus Bond ETF , U.S. Cash Management Fund ................................ $ 68,075
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 491
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 5,280
(b)     Receivable from Broker for Swaps .................................................................................................................................... $ 2,856
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ 14
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.65
Net assets ............................................................................................................................................................................. $ 852,850,485
Shares outstanding ($.01 par value) ..................................................................................................................................... 98,612,053
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 19,105
Dividend distributions from affiliated funds .................................................................................................................... 1,020
Total investment income .............................................................................................................................................................
20,125
Expenses
Advisory fees ................................................................................................................................................................... 2,352
Administrative fees .......................................................................................................................................................... 214
Custodian fees .................................................................................................................................................................. 68
Transfer agent fees .......................................................................................................................................................... 19
Professional fees .............................................................................................................................................................. 76
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 19
Expenses before reductions .............................................................................................................................................. 2,791
Expense reductions .......................................................................................................................................................... (48)
Net expenses ................................................................................................................................................................................
2,743
Net investment income (loss) .......................................................................................................................................................
17,382
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,515)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (9,415)
Foreign currency exchange contracts ............................................................................................................................... 2,825
Interest rate swap contracts .............................................................................................................................................. 96
Credit default swap contracts ........................................................................................................................................... (622)
Foreign currency-related transactions .............................................................................................................................. 404
Net realized gain (loss) ................................................................................................................................................................
(8,233)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (7,992)
Investments in affiliated funds ......................................................................................................................................... 12
Futures contracts .............................................................................................................................................................. 4,618
Foreign currency exchange contracts ............................................................................................................................... (1,614)
Interest rate swap contracts .............................................................................................................................................. (508)
Credit default swap contracts ........................................................................................................................................... 42
Foreign currency-related transactions .............................................................................................................................. (128)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (5,570)
Net realized and unrealized gain (loss) ........................................................................................................................................ (13,803)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,579

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 17,382 $ 36,061
Net realized gain (loss) ................................................................................................................ (8,233) 6,209
Net change in unrealized appreciation (depreciation) ................................................................. (5,570) 19,216
Net increase (decrease) in net assets from operations ....................................................................... 3,579 61,486
Distributions
To shareholders ............................................................................................................................ (8,289) (39,327)
Net decrease in net assets from distributions ..................................................................................... (8,289) (39,327)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (15,518) (13,970)
Total Net Increase (Decrease) in Net Assets ...................................................................
(20,228) 8,189
Net Assets
Beginning of period ........................................................................................................................... 873,078 864,889
End of period ......................................................................................................................................
$ 852,850 $ 873,078
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 1,331 $ 11,510 3,230 $ 28,015
Proceeds from reinvestment of distributions 964 8,289 4,514 39,327
Payments for shares redeemed (4,074) (35,317) (9,344) (81,312)
Total increase (decrease)
(1,779) $ (15,518) (1,600) $ (13,970)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.70 8.48 8.83 8.74 10.46 10.88
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .36 .40 .33 .18 .12
$ Net Realized and Unrealized Gain (Loss) (.14) .26 (.33) .01 (1.67) (.32)
$ Total from Investment Operations .03 .62 .07 .34 (1.49) (.20)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (.40) (.42) (.25) (.17) (.09)
$ Distributions from Net Realized Gain — — — — (.01) (.13)
$ Return of Capital — — — — (.05) —
$ Total Distributions (.08) (.40) (.42) (.25) (.23) (.22)
$ Net Asset Value, End of Period 8.65 8.70 8.48 8.83 8.74 10.46
% Total Return
(±)(ǿ)
.40 7.35 .83 4.02 (14.28) (1.82)
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 852,850 873,078 864,889 869,188 846,669 1,025,812
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.65 .65 .65 .66 .66 .66
% Expenses, Net
(Ƃ)(ɯ)
.64 .64 .65 .66 .66 .66
% Net Investment Income
(Ƃ)(ɯ)
4.06 4.15 4.55 3.75 1.91 1.12
% Portfolio Turnover Rate
(ǿ)
30 52 94 85 63 93

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 373,052
Administrative fees 34,992
Transfer agent fees 3,080
Trustees' fees 5,186
$ 416,310
Transactions (amounts in thousands) during the period ended June 30, 2026 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Russell Investments Core Plus Bond
ETF $ — $ 12,700 $ — $ — $ 25 $ 12,725 $ — $ —
U.S. Cash Management Fund 66,605 297,283 308,519 (6) (13) 55,350 1,020 —
$ 66,605 $ 309,983 $ 308,519 $ (6) $ 12 $ 68,075 $ 1,020 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 868,098,476 $ 9,622,933 $ (27,258,455) $ (17,635,522)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Australia - 5.8%
Charter Hall Group(ö) 52,160 829
Dexus(ö) 861,366 3,228
Gemlife Communities Group 137,072 436
Goodman Group(ö) 1,167,217 25,303
HomeCo Daily Needs REIT(ö)(Þ) 1,657,456 1,466
Ingenia Communities Group(ö) 1,072,680 3,297
Mirvac Group(ö) 1,914,713 2,286
NEXTDC, Ltd.(Æ) 537,028 5,456
Scentre Group(ö) 4,666,147 12,498
Stockland(ö) 1,292,624 3,663
Vicinity, Ltd.(ö) 599,911 1,068
59,530
Belgium - 1.4%
Aedifica SA(ö) 72,139 5,821
Montea NV(ö) 7,493 573
Shurgard Self Storage, Ltd.(ö) 52,048 1,523
VGP NV 13,095 1,261
Warehouses De Pauw CVA(ö) 195,630 4,934
14,112
Canada - 1.4%
Chartwell Retirement Residences 323,160 5,092
Granite Real Estate Investment Trust(ö) 58,327 3,940
RioCan Real Estate Investment Trust(ö) 322,206 5,155
14,187
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 172,700 636
France - 2.3%
Covivio SA(ö) 31,484 1,929
Klepierre SA(ö) 168,084 7,027
Mercialys SA(ö) 140,879 1,888
Unibail - Rodamco -Westfield(ö) 115,280 13,484
24,328
Germany - 1.9%
Sirius Real Estate, Ltd.(ö) 2,621,689 3,364
TAG Immobilien AG 637,764 10,284
Vonovia SE 263,657 6,506
20,154
Hong Kong - 2.7%
CK Asset Holdings, Ltd. 205,500 1,163
Henderson Land Development Co., Ltd. 430,000 1,365
Hongkong Land Holdings, Ltd. 486,600 3,482
Hysan Development Co., Ltd. 156,000 329
Link REIT(ö) 1,712,743 7,990
Sun Hung Kai Properties, Ltd. 865,052 12,467
SUNeVision Holdings, Ltd. 790,000 441
Swire Properties, Ltd. 382,800 1,006
28,243
Israel - 0.2%
Melisron , Ltd. 12,637 1,775
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan - 7.6%
Daiwa Securities Living Investments
Corp.(ö) 2,998 1,837
GLP J-REIT(ö) 2,900 2,455
Hoshino Resorts REIT, Inc.(ö) 861 1,274
Japan Hotel REIT Investment Corp.(ö) 1,189 582
Japan Metropolitan Fund Investment
Corp.(ö) 8,324 5,751
Japan Real Estate Investment Corp.(ö) 7,307 5,218
KDX Realty Investment Corp. Class A(ö) 4,543 4,343
Keihanshin Building Co., Ltd. 271,400 1,809
Mitsubishi Estate Co., Ltd. 338,592 8,618
Mitsui Fudosan Accommodations Fund,
Inc.(ö) 1,460 1,094
Mitsui Fudosan Co., Ltd. 1,850,933 17,052
Mitsui Fudosan Logistics Park, Inc.(ö) 5,171 3,433
Nippon Building Fund, Inc.(ö) 4,647 3,595
Nippon Prologis REIT, Inc.(ö) 7,695 4,115
Nomura Real Estate Master Fund, Inc.(ö) 4,609 4,313
Sumitomo Realty & Development Co.,
Ltd. 567,500 13,056
78,545
Netherlands - 0.1%
CTP NV(Þ) 40,025 731
Singapore - 3.0%
CapitaLand Ascendas REIT(ö) 1,114,100 2,149
CapitaLand Integrated Commercial Trust
Class A(ö) 7,512,049 13,808
Capitaland Investment, Ltd. 2,198,400 4,244
Centurion Accommodation REIT(ö) 4,376,100 3,595
Digital Core REIT Management Pte, Ltd.
(ö) 3,065,300 1,550
Keppel REIT(ö) 462,000 308
Lendlease Global Commercial REIT(ö) 876,900 387
Mapletree Logistics Trust(ö) 484,000 457
Mapletree Pan Asia Commercial Trust(Æ)
(ö) 724,800 725
UOL Group, Ltd. 491,200 3,627
30,850
Spain - 0.5%
Merlin Properties Socimi SA(ö) 303,011 5,314
Sweden - 0.9%
Atrium Ljungberg AB Class B 195,344 530
Castellum AB 85,133 1,118
Catena AB 56,566 2,429
Fastighets AB Balder Class B 481,010 2,566
Swedish Logistic Property AB Class
B(Æ) 224,916 871
Wihlborgs Fastigheter AB 268,884 2,086
9,600
Switzerland - 1.0%
Swiss Prime Site AG Class A 62,623 10,220

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 4.0%
Big Yellow Group PLC(ö) 268,421 3,215
British Land Co. PLC (The)(ö) 998,136 5,482
Grainger PLC(ö) 511,423 1,152
Hammerson PLC(ö) 178,144 875
Land Securities Group PLC(ö) 613,315 5,299
LondonMetric Property PLC(ö) 3,083,958 7,708
PRS REIT PLC (The)(ö)(Š) 53,079 1
Safestore Holdings PLC(ö) 130,520 1,062
Segro PLC(ö) 1,287,081 14,956
Shaftesbury Capital PLC(ö) 156,534 287
Unite Group PLC (The)(ö) 195,039 1,316
41,353
United States - 63.1%
Agree Realty Corp.(ö) 191,752 14,523
Blackstone Digital Infrastructure Trust
Inc.(Æ)(ö) 121,831 2,635
Boyd Gaming Corp. 25,538 2,256
Brixmor Property Group, Inc.(ö) 178,704 5,635
BXP, Inc.(ö) 119,544 7,927
Camden Property Trust(ö) 83,903 9,606
CareTrust REIT, Inc.(ö) 156,499 6,315
Cousins Properties, Inc.(ö) 61,983 1,858
Crown Castle, Inc.(ö) 110,067 8,335
Curbline Properties Corp.(ö) 119,629 3,637
Digital Realty Trust, Inc.(ö) 203,510 36,546
EastGroup Properties, Inc.(ö) 30,703 6,218
Equinix, Inc.(ö) 46,542 48,515
Equity LifeStyle Properties, Inc. Class
A(ö) 94,828 6,112
Equity Residential(ö) 345,661 23,481
Essential Properties Realty Trust, Inc.(ö) 291,829 8,711
Essex Property Trust, Inc.(ö) 51,024 14,878
Extra Space Storage, Inc.(ö) 137,830 20,027
Federal Realty Investment Trust(ö) 60,191 7,430
First Industrial Realty Trust, Inc.(ö) 124,748 7,648
Gaming and Leisure Properties, Inc.(ö) 319,595 14,232
Healthcare Realty Trust, Inc.(ö) 622,247 12,551
Healthpeak Properties, Inc.(ö) 146,725 3,140
Highwoods Properties, Inc.(ö) 39,951 1,205
Host Hotels & Resorts, Inc.(ö) 675,830 16,024
Hudson Pacific Properties, Inc.(Æ)(ö) 67,686 1,028
Invitation Homes, Inc.(ö) 549,672 16,606
Iron Mountain, Inc.(ö) 150,332 18,988
Janus Living, Inc.(ö) 178,143 5,120
Kilroy Realty Corp.(ö) 33,542 1,257
Kimco Realty Corp.(ö) 381,154 9,662
Kite Realty Group Trust(ö) 154,172 4,375
Macerich Co. (The)(ö) 296,401 7,466
National Storage Affiliates Trust(ö) 158,298 7,040
NETSTREIT Corp.(ö) 116,802 2,468
Omega Healthcare Investors, Inc.(ö) 196,511 9,370
Outfront Media, Inc.(ö) 125,221 4,102
PACS Group, Inc.(Æ) 39,186 1,671
Piedmont Realty Trust, Inc. Class A(Æ)
(ö) 187,696 1,717
Prologis, Inc.(ö) 386,295 52,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage(ö) 66,326 21,112
Rayonier, Inc.(ö) 108,703 2,313
Realty Income Corp.(ö) 181,479 11,244
Regency Centers Corp.(ö) 53,769 4,288
SBA Communications Corp.(ö) 6,946 1,226
Simon Property Group, Inc.(ö) 131,382 29,384
SL Green Realty Corp.(ö) 55,124 2,854
Sun Communities, Inc.(ö) 160,639 19,262
Terreno Realty Corp.(ö) 23,611 1,529
UDR, Inc.(ö) 157,490 6,287
Urban Edge Properties(ö) 79,202 1,812
Ventas, Inc.(ö) 204,963 18,201
Vornado Realty Trust(ö) 268,916 10,568
Welltower, Inc.(ö) 362,627 82,306
WP Carey, Inc.(ö) 109,481 7,828
652,860
Total Common Stocks
(cost $739,100) 992,438
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 34,696,370 (∞) 34,686
Total Short-Term Investments
(cost $34,687) 34,686
Total Investments - 99.4%
(identified cost $773,787) 1,027,124
Other Assets and Liabilities,
Net - 0.6%
6,702
Net Assets - 100.0%
1,033,826

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 91
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.2%
CTP NV 05/24/21 EUR 40,025 13.82 553
731
HomeCo Daily Needs REIT 09/04/25 AUD 1,657,456 0.91 1,504 1,466
2,197
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 989 USD 38,344 09/26 (734)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (734)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 430 USD 303 07/02/26 (1)
Royal Bank of Canada EUR 270 USD 308 07/01/26 —
Royal Bank of Canada JPY 76,527 USD 471 07/01/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 59,530 $ — $ — $ 59,530
Belgium — 14,112 — — 14,112
Canada 14,187 — — — 14,187
China — 636 — — 636
France — 24,328 — — 24,328
Germany — 20,154 — — 20,154
Hong Kong — 28,243 — — 28,243
Israel — 1,775 — — 1,775
Japan — 78,545 — — 78,545
Netherlands — 731 — — 731
Singapore — 30,850 — — 30,850
Spain — 5,314 — — 5,314
Sweden — 9,600 — — 9,600
Switzerland — 10,220 — — 10,220
United Kingdom — 41,352 1 — 41,353
United States 652,860 — — — 652,860

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 34,686 34,686
Total Investments 667,047 325,390 1 34,686 1,027,124
Other Financial Instruments
Liabilities
Futures Contracts (734) — — — (734)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ (735) $ — $ — $ — $ (735)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Data Centers .......................................................................................
3,076 0 .3
Diversified ..........................................................................................
189,293 18 .3
Healthcare ..........................................................................................
138,645 13 .4
Industrial ............................................................................................
136,607 13 .2
Lodging/Resorts .................................................................................
34,367 3 .3
Office ..................................................................................................
56,158 5 .4
Residential ..........................................................................................
121,835 11 .8
Retail ..................................................................................................
161,670 15 .7
Self Storage ........................................................................................
53,978 5 .2
Technology .........................................................................................
96,809 9 .4
Short-Term Investments .......................................................
34,686 3 .4
Total Investments ............................................................................... 1,027,124 99 .4

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 93
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 734 $ —
Unrealized depreciation on foreign currency exchange contracts — 1
Total
$ 734 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,293 $ —
Foreign currency exchange contracts — (6)
Total
$ 4,293 $ (6)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (745) $ —
Foreign currency exchange contracts — (4)
Total
$ (745) $ (4)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 95
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 773,787
Investments, at fair value(>) ........................................................................................................................................................
1,027,124
Foreign currency holdings(^) ....................................................................................................................................................... 2,320
Receivables:
Dividends and interest ...................................................................................................................................................... 3,710
Dividends from affiliated funds ....................................................................................................................................... 104
Investments sold ............................................................................................................................................................... 4,682
Fund shares sold ............................................................................................................................................................... 42
Foreign capital gains taxes recoverable ........................................................................................................................... 386
From broker(a) ................................................................................................................................................................. 2,787
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
1,041,160
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 5,092
Fund shares redeemed ...................................................................................................................................................... 659
Accrued fees to affiliates .................................................................................................................................................. 725
Other accrued expenses .................................................................................................................................................... 126
Variation margin on futures contracts .............................................................................................................................. 731
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1
Total liabilities ...........................................................................................................................................................
7,334
Net Assets ...............................................................................................................................................................
$ 1,033,826
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 136,892
Shares of beneficial interest .........................................................................................................................................................
686
Additional paid-in capital ............................................................................................................................................................
896,248
Net Assets ...............................................................................................................................................................
$ 1,033,826
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 34,686
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 2,319
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 2,787
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 15.07
Net assets ............................................................................................................................................................................. $ 1,033,826,183
Shares outstanding ($.01 par value) ..................................................................................................................................... 68,616,243
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
96 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 20,383
Dividend distributions from affiliated funds .................................................................................................................... 571
Interest .............................................................................................................................................................................. 45
Less foreign taxes withheld ............................................................................................................................................. (736)
Total investment income .............................................................................................................................................................
20,263
Expenses
Advisory fees ................................................................................................................................................................... 4,054
Administrative fees .......................................................................................................................................................... 253
Custodian fees .................................................................................................................................................................. 66
Transfer agent fees .......................................................................................................................................................... 22
Professional fees .............................................................................................................................................................. 63
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 70
Total expenses ..............................................................................................................................................................................
4,576
Net investment income (loss) .......................................................................................................................................................
15,687
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,284
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 4,293
Foreign currency exchange contracts ............................................................................................................................... (6)
Foreign currency-related transactions .............................................................................................................................. (99)
Net realized gain (loss) ................................................................................................................................................................
23,470
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 53,869
Investments in affiliated funds ......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. (745)
Foreign currency exchange contracts ............................................................................................................................... (4)
Foreign currency-related transactions .............................................................................................................................. (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 53,107
Net realized and unrealized gain (loss) ........................................................................................................................................ 76,577
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 92,264

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 97
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 15,687 $ 23,316
Net realized gain (loss) ................................................................................................................ 23,470 3,225
Net change in unrealized appreciation (depreciation) ................................................................. 53,107 52,991
Net increase (decrease) in net assets from operations ....................................................................... 92,264 79,532
Distributions
To shareholders ............................................................................................................................ (3,709) (41,146)
Net decrease in net assets from distributions ..................................................................................... (3,709) (41,146)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (34,055) 12,124
Total Net Increase (Decrease) in Net Assets ...................................................................
54,500 50,510
Net Assets
Beginning of period ........................................................................................................................... 979,326 928,816
End of period ......................................................................................................................................
$ 1,033,826 $ 979,326
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 663 $ 9,676 2,342 $ 31,887
Proceeds from reinvestment of distributions 261 3,709 2,995 41,146
Payments for shares redeemed (3,216) (47,440) (4,443) (60,909)
Total increase (decrease)
(2,292) $ (34,055) 894 $ 12,124

See accompanying notes which are an integral part of the financial statements.
98 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.81 13.27 13.39 12.34 17.22 14.37
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ) (ƥ)
.23 .33 .32 .35 .28 .36
$ Net Realized and Unrealized Gain (Loss) 1.08 .80 (.13) .93 (4.86) 3.44
$ Total from Investment Operations 1.31 1.13 .19 1.28 (4.58) 3.80
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.05) (.59) (.31) (.23) (.11) (.78)
$ Distributions from Net Realized Gain — — — — (.12) (.17)
$ Return of Capital — — — — (.07) —
$ Total Distributions (.05) (.59) (.31) (.23) (.30) (.95)
$ Net Asset Value, End of Period 15.07 13.81 13.27 13.39 12.34 17.22
% Total Return
(±)(ǿ)
9.53 8.59 1.42 10.55 (26.77) 27.19
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,033,826 979,326 928,816 949,562 859,585 1,145,337
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.90 .90 .91 .90 .91 .91
% Expenses, Net
(Ƃ) (ɯ)
.90 .90 .91 .90 .91 .91
% Net Investment Income
(Ƃ) (ɯ)
3.10 2.42 2.41 2.82 1.99 2.22
% Portfolio Turnover Rate
(ǿ)
43 67 74 63 68 68

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 99
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 674,774
Administrative fees 42,173
Transfer agent fees 3,712
Trustees' fees 4,627
$ 725,286
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 53,494 $ 129,744 $ 148,539 $ (2) $ (11) $ 34,686 $ 571 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 813,364,137 $ 221,828,011 $ (8,802,412) $ 213,025,599

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2026 (Unaudited)
100 Notes to Schedules of Investments
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR - Budapest Interbank Offered Rate
CDR - Canadian Depository Receipts
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA - Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
DDR - Deutsche Depository Receipts
EBITDA - Earnings Before Interest, Taxes, Depreciation, and Amortization
EDR - European Depository Receipts
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2026 (Unaudited)
Notes to Schedules of Investments 101
EUTA - Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index
HDR - Hong Kong Depository Receipts
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
IDR - International Depository Receipts
JDR - Japanese Depository Receipts
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA - Not Seasonally Adjusted
NSERO - India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
OBFR - Overnight Bank Funding Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SDR - Swedish Depository Receipts
SGDR - Singapore Depository Receipts
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
STIBOR - Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR - Tokyo Overnight Average Rate
UK - United Kingdom
WTI - West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2026 (Unaudited)
102 Notes to Financial Highlights
(ƣ) For the period ended June 30, 2026 (Unaudited).
(Ƃ) Reflect amounts waived and/or reimbursed by Russell Investment Management, LLC ("RIM") and/or Russell Investments Fund Services, LLC
("RIFUS").
(ƥ) Average daily shares outstanding were used for this calculation.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
June 30, 2026 0.79% 1.01%
December 31, 2025 0.79% 1.02%
December 31, 2024 0.80% 1.03%
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%

Russell Investment Funds
Notes to Financial Statements — June 30, 2026 (Unaudited)
Notes to Financial Statements 103
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the six months ended June 30, 2026.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’
Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The
CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’
financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Fund’s Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense
Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated Russell Investment
Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the
Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
104 Notes to Financial Statements
measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 105
practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily)
since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.
For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Strategic Bond Funds had no transfers into or out of Level 3 for the period ended June 30, 2026.
The Global Real Estate Securities Fund had transfers out of Level 2 into Level 3 representing financials instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $536.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
106 Notes to Financial Statements
or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”)
multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher)
fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower)
fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 107
paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2026, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2022 through December 31, 2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”) investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP may primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, amortization of premium for certain debt instruments, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Declared Payable Funds
Quarterly April, July, October and
Mid-December
U.S. Strategic Equity, U.S. Small Cap Equity,
Strategic Bond and Global Real Estate Securities
Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
108 Notes to Financial Statements
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond, and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of June
30, 2026. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 109
settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2026, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain
(loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2026, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write)
call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-
market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is
Funds Strategies
U.S. Strategic Equity Fund Hedging
U.S. Small Cap Equity Fund Hedging
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
110 Notes to Financial Statements
extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2026, the Funds did not purchase or sell any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2026, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. If
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
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Notes to Financial Statements 111
there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/
or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
112 Notes to Financial Statements
every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the
Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2026, for which the Fund is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2026, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2026, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 113
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2026, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2026, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The
Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master Agreements,
Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
114 Notes to Financial Statements
subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that
RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State
Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities).
The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge”
securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 115
unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.
As of June 30, 2026, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic Equity and
U.S. Small Cap Equity Funds was $32,063,157 and $6,870,596, respectively.
As of June 30, 2026, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $49,362,956 and $10,131,159 respectively, as collateral for short sales.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
116 Notes to Financial Statements
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a
Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Russell Investment Funds
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Notes to Financial Statements 117
sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates.
The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Russell Investment Funds
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118 Notes to Financial Statements
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a
Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a
Fund to underperform other types of investments.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’ operations.
The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended June 30, 2026, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, derivatives and repurchase agreements) were as follows:

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 119
During the period ended June 30, 2026, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-
term investments, derivatives and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-
owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments.
The Strategic Bond Fund may invest a portion of its cash in the Russell Investments Core Plus Bond ETF (the “Core Plus Bond ETF”),
an affiliated exchange-traded fund that provides active management exposures consistent with the Fund’s preferred positioning.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2026:
Funds Purchases Sales
U.S. Strategic Equity Fund $ 176,855,606 $ 204,464,890
U.S. Small Cap Equity Fund 97,497,929 112,999,082
International Developed Markets Fund 122,601,620 133,890,301
Strategic Bond Fund 205,387,694 179,539,291
Global Real Estate Securities Fund 423,343,517 421,592,553
Fund Purchases Sales
Strategic Bond Fund $ 65,259,859 $ 44,363,769
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
120 Notes to Financial Statements
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended June 30, 2026. Each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the U.S. Strategic Equity Fund, RIM contractually agreed, until April 30, 2026, to waive 0.04% of its advisory fee. Effective May
1, 2026, RIM contractually agreed, until April 30, 2027, to waive 0.04% of its advisory fee. The total amount of the waiver for the period ended June 30, 2026 was $127,192.
For the U.S. Small Cap Equity Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.026% of the average daily net assets of the Fund on an annual basis.
Effective March 1, 2026, RIM contractually agreed, until April 30, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund- level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.996% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2026 was $49,770. There were no reimbursements for the period ended June 30, 2026.
For the International Developed Markets Fund, RIM contractually agreed, until February 28, 2026, to waive 0.05% of its advisory fee. Effective March 1, 2026, RIM contractually agreed, until April 30, 2027, to waive 0.08% of its advisory fee. The total amount of the waiver for the period ended June 30, 2026 was $137,828.
For the Strategic Bond Fund, RIM contractually agreed, until April 30, 2026, to waive 0.01% of its advisory fee. Effective May 1,
2026, RIM contractually agreed, until April 30, 2027, to waive 0.01% of its advisory fee. Effective June 22, 2026, at such times as the Fund invests in the Core Plus Bond ETF, RIM contractually agreed to waive the greater of the portion of the Fund’s advisory fee equal to the advisory fee of the Core Plus Bond ETF paid indirectly by the Fund (the “Standard Waiver”) or the Standard Waiver plus
0.02%. The total amount of the waiver for the period ended June 30, 2026 was $47,624.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2026 were as follows:
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 2,321,255 $ 158,990
U.S. Small Cap Equity Fund
990,678 55,038
International Developed Markets Fund
1,772,071 98,448
Strategic Bond Fund
2,351,944 213,813
Global Real Estate Securities Fund
4,054,405 253,400
Funds Amount
U.S. Strategic Equity Fund
$ 13,991
U.S. Small Cap Equity Fund
4,843
International Developed Markets Fund
8,663
Strategic Bond Fund
18,816
Global Real Estate Securities Fund
22,299

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 121
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for
RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of
RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-
party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended June 30, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act.
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), RIF, Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF. The Russell
Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2026, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,251,000. Trustees’ fees accrued for each Fund for the period ended June 30, 2026 are shown in each Fund’s Statement of Operations.
5. Federal Income Taxes
As of June 30, 2026, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Significant Shareholders
The Funds provide the investment base for one or more variable insurance products issued by one or more insurance companies and insurance company separate accounts have significant record ownership of the Funds. Shareholder concentration may subject the
Funds to additional risks, including the potential for large redemptions.
As of June 30, 2026, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
No Expiration
Funds Short-Term Long-Term Totals
Strategic Bond Fund
$ 63,667,827 $ 92,993,387 $ 156,661,214
Global Real Estate Securities Fund
89,683,808 20,336,805 110,020,613
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 75.8
U.S. Small Cap Equity Fund
2 86.0

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
122 Notes to Financial Statements
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of June 30, 2026, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 10, 2027, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2026.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees' Retirement System, has agreed to acquire Russell
Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.
As required by the Investment Company Act, the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Investment Company, on behalf of the Funds. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Investment Company and RIM will be required for RIM to continue in its capacity as an investment adviser to each Fund. The New Advisory Agreement is subject to the approval of the Board and respective shareholders of each Fund. If approved by the Board, shareholders of the Funds as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement at a special meeting of shareholders which
RIM expects to be held in the fourth quarter of 2026 or the first quarter of 2027 through a proxy solicitation that will describe the
Transaction in greater detail. Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on substantially similar terms to the current agreement for fees that do not exceed those that are currently in effect with respect to each Fund.
Funds # of Shareholders %
International Developed Markets Fund
2 79.2
Strategic Bond Fund
1 66.9
Global Real Estate Securities Fund
3 93.0

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2026 (Unaudited)
Affiliated Brokerage Transactions 123
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, substantially all of the equity transactions that Russell Investment Management, LLC (“RIM”) effects for the Funds are executed through Russell Investments
Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions. To oversee its use of RIIS to execute equity transactions for the
Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the
Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended June
30, 2026 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting FX transactions ("FX Fees").
Funds
Affiliated
Broker
Total
Commissions
RIIS
Net
RIIS
FX Fees
U.S. Strategic Equity Fund RIIS $ 9,591 $ 8,621 $ ‒
U.S. Small Cap Equity Fund RIIS 40,177 32,523 54
International Developed Markets Fund RIIS 68,760 53,852 20,241
Global Real Estate Securities Fund RIIS 163,024 133,454 28,592

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
124 Basis for Approval of Investment Advisory Agreement
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 18,
2026 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the
Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information (the “Third-Party Provider”) comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider to be generally comparable to the Funds (the “Third-
Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe”
in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money
Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 8, 2026 and April 13, 2026, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. On April 14, 2026, Independent Counsel provided a list of follow-up questions and requests to RIM on behalf of the Independent Trustees related to the Agreement Evaluation Information received prior to that date (the “Follow-Up Questions and Requests”). At a meeting held in person on April 20, 2026, the Independent
Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At meetings held in person on April 20-21, 2026 (together, the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting: (1) met in an executive session with a representative of TA Associates
Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive
Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the
President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of RIM’s ultimate parent company, were present; (2) met with representatives of RIM, during which, among other things, RIM addressed the Follow-Up Questions and Requests that had not otherwise been addressed; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On May 11, 2026, the Independent Trustees met by video conference in a private session with Independent Counsel to further discuss the Agreement Evaluation Information provided to date.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 125
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money
Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money Managers.
RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash
“equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money
Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Funds benefit from emulation over time due to lower aggregate transaction costs
(including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money Manager strategies, and managing
Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides to the
Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money
Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Fund, RIM is responsible for, among other things, providing each
Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money
Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal,

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
126 Basis for Approval of Investment Advisory Agreement
modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same
Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement
Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM and the relatively narrow scope of portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 127
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds, how Russell
Investments measures performance success, and recent and planned investment process enhancements.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM
Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940
Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review
Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, and the current debt and leverage levels, a recent strategic financing transaction and the current capital structure of Russell Investments Group, Ltd. were discussed. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds. The Board was aware of the public reports regarding a potential sale of Russell Investments by its current owners, including TA Associates, and a member of Russell Investments’ senior management answered questions from the Board and advised the Board that no decision regarding such a sale had been made.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money
Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as
“optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.

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128 Basis for Approval of Investment Advisory Agreement
For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2025, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. RIM’s Direct Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The
Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds, and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero).
In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove
Money Managers from, a Money Manager bench lineup for Funds, or create Money Manager bench lineups for additional Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• Most discretionary Money Manager equity assignments were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the
Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the

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Basis for Approval of Investment Advisory Agreement 129
commission. RIM noted certain enhancements in recent years to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring.
While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future, and described factors that may be considered in determining whether to renegotiate fees. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark changes for certain Funds to comply with new SEC regulations.
• RIM has developed an evolution in its portfolio construction process that RIM intends to initially implement for the U.S.
Strategic Equity Fund, where all Fund assets other than the Fund’s liquidity reserve will be allocated to Money Manager strategies and the Direct Management Services described above will be eliminated, with RIM managing benchmark relative exposures by systematically adjusting the weights of securities in non-discretionary Money Managers’ model portfolios.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.
To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of Funds with changes to their Advisory
Fee waivers and expense caps that were implemented during or after fiscal year 2025, RIM provided comparisons and discussion of the Management Fees and total expenses of such Funds on an adjusted basis to reflect the annualized impact of changes to Advisory
Fee waivers and expense caps, as applicable, that were implemented during or after fiscal year 2025.
The Third-Party Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that each Fund had a Management Fee which, compared with the management fees of its respective Comparable Funds, was ranked in the fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense
Universe funds.
The Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract
Holders and funds that are not affiliated with such insurance companies, such as the Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract
Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to
Insurance Contract Holders invested in the Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit these Funds’ Insurance Contract Holders and are necessary for the operation of the Funds.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds increased in 2025, and RIM’s 2025 pre-tax profit margin in providing investment advisory services to the Funds is slightly higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2025, reflecting the prior 12 months.

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130 Basis for Approval of Investment Advisory Agreement
The Board considered each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Management Fee rankings. RIM expressed its belief that each Fund’s Management Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
With respect to the U.S. Strategic Equity Fund’s Management Fee, the Board considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the U.S. Small Cap Equity Fund’s Management Fee, the Board considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe. The Board further considered that RIM decreased the fund-level expense cap for the
Fund in two phases in 2025 and 2026.
With respect to the International Developed Markets Fund’s Management Fee, RIM noted that it does not agree with the Fund’s
Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked in the third quintile of its custom
Expense Universe. The Board also considered the Advisory Fee waivers that RIM implemented for the Fund in two phases in 2025 and 2026.
With respect to the Strategic Bond Fund’s Management Fee, the Board considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe. The Board further considered that RIM implemented an Advisory Fee waiver for the Fund in 2024.
With respect to the Global Real Estate Securities Fund’s Management Fee, the Board considered that the Fund’s total expenses ranked in the second quintile of its Expense Universe.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or expense caps that had been implemented in the past year.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.

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Basis for Approval of Investment Advisory Agreement 131
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/
communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for
RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the International Developed
Markets Fund were ranked in the fourth quintile of its Expense Universe, the total expenses for the U.S. Strategic Equity Fund,
U.S. Small Cap Equity Fund and Strategic Bond Fund were each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to the International Developed Markets Fund, RIM noted that it does not agree with the Fund’s Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked in the third quintile of its custom Expense Universe.
The Board also considered the Advisory Fee waivers that RIM implemented for the Fund in 2025 and 2026.
RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers or expense caps and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund;
(2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money
Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of the Funds, the
Board focused on each Fund’s performance for the 3-year period ended December 31, 2025 as most relevant but also considered
Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Funds, including changes in Money Managers or their allocations, which may not yet be fully reflected in Fund investment results.

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132 Basis for Approval of Investment Advisory Agreement
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2025, and was ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the
Fund’s tilt toward stocks with cheaper valuation ratios and smaller market capitalization characteristics relative to its Comparable
Funds was a headwind in aggregate, as the most expensive and largest market capitalization stocks notably outperformed within the
U.S. large cap market.
With respect to the U.S. Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2025, and was ranked in the second quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the
Fund’s modest overweight to stocks with stronger value characteristics relative to peers was a headwind overall, as value-oriented stocks underperformed growth-oriented stocks in the U.S. small-cap market. RIM further noted that the Fund’s peer relative sector positioning had a negative impact overall, with underweights to the outperforming industrials and technology sectors detracting from performance results. The Board considered that a Money Manager change made in 2025 has contributed positively to the
Fund’s performance.
With respect to the International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2025, and was ranked in the second quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted
that the Fund’s tilt toward stocks with lower volatility and smaller market capitalization relative to peers was the primary headwind, as the most volatile and largest market capitalization stocks outperformed within the international equity market. RIM further noted
that the Fund maintained a lower exposure to growth and momentum stocks, and an underweight to the information technology sector, each of which detracted from performance.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2025, and ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that in 2023 and 2024, the Fund maintained an overweight duration position compared to its Comparable Funds, which detracted from relative performance in an environment where interest rates rose and remained volatile, and had lower high yield exposure relative to its Comparable Funds, which was a slight drag on performance. RIM further noted that the Fund’s underweight to agency mortgage-back securities and high yield securities relative to its Comparable Funds dragged on performance in 2025. The Board considered that a Money Manager change made in 2024 has contributed positively to the Fund’s performance.
The performance of the Global Real Estate Securities Fund ranked in the second quintile of its Performance Universe for the 3-year period ended December 31, 2025.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. For the 1-year period ended December 31, 2025, the Strategic Bond Fund outperformed its benchmark; for the 3-year period ended December 31, 2025, the Global Real Estate Securities Fund outperformed its benchmark; and for the 5-year period ended December 31, 2025, the U.S. Small Cap Equity Fund outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell
Investments Financial Services, LLC (“RIFIS”), the Funds’ underwriter; and RIM’s recommendation to retain each discretionary

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Basis for Approval of Investment Advisory Agreement 133
or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on May 19, 2026, the Board received a proposal from RIM to approve a new portfolio management contract for the Global Real Estate Securities Fund.
The Trustees approved the terms of the proposed new portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; the
Money Manager’s performance over various periods; RIM’s assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and RIM or RIFIS, the Fund’s underwriter; RIM’s recommendation with respect to the Money Managers’ fee rates; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the
Money Manager or its strategy. The Board also received or had previously received certifications from the Fund’s CCO that she reviewed and approved certain policies and procedures for the Money Manager and determined that such policies and procedures are reasonably designed to prevent violations of the federal securities laws by the Money Manager with respect to the services it is to provide to the Fund.
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contract with the Money Manager because the willingness of the Money Manager to serve in such capacity depends upon arm’s-
length negotiations with RIM; RIM is aware of the standard fees charged by the Money Manager to other clients; and RIM believes that the fees agreed upon with the Money Manager are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
134 Basis for Approval of Investment Advisory Agreement
such fees are reasonable, the Board’s prior findings as to the acceptability of the advisory fee paid by the Fund and the fact that the
Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with their findings at prior meetings, including the Agreement
Evaluation Meeting, in connection with their evaluation and approval of the Fund’s existing investment advisory agreement with
RIM, as well as information received throughout the course of the year regarding, among other things, the reasonableness of the aggregate investment advisory fees paid by the Fund, as well as the fact that the aggregate investment advisory fee paid by the Fund would not increase or decrease as a result of the implementation of the proposed new portfolio management contract because the
Money Manager’s investment advisory fees are paid by RIM, the Board voted to approve the portfolio management contract with the Money Manager for the Fund.

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2026 (Unaudited)
Adviser, Money Managers and Service Providers 135
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, UK
Schroder Investment Management North America Inc., New
York, NY
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Resolution Capital Limited, Sydney, Australia and
Resolution Capital (US) Limited, Rye Brook, NY
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, UK, operating
under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2026
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Aggressive Strategy Fund
Equity Aggressive Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund (Form N-CSR Item 7) 3
Balanced Strategy Fund (Form N-CSR Item 7) 9
Aggressive Strategy Fund (Form N-CSR Item 7) 15
Equity Aggressive Strategy Fund (Form N-CSR Item 7) 21
Notes to Financial Highlights (Form N-CSR Item 7) 27
Notes to Financial Statements (Form N-CSR Item 7) 28
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 35
Adviser and Service Providers 45
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Financial Statements and Other Information
June 30, 2026 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 86,105 1,298
Domestic Equities - 15.8%
RIF U.S. Small Cap Equity Fund 77,976 1,392
RIF U.S. Strategic Equity Fund 380,998 8,911
10,303
Fixed Income - 53.4%
RIC Long Duration Bond Fund Class Y 327,865 2,571
RIC Opportunistic Credit Fund Class Y 297,837 2,588
RIC Short Duration Bond Fund Class Y 171,359 3,216
RIF Strategic Bond Fund 3,048,674 26,371
34,746
International Equities - 20.8%
RIC Emerging Markets Fund Class Y 63,466 1,676
RIC Global Equity Fund Class Y 844,845 10,223
RIF International Developed Markets Fund 112,273 1,645
13,544
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 488,005 5,207
Total Investments in Affiliated Funds
(cost $58,537) 65,098
Total Investments - 100.0%
(identified cost $58,537) 65,098
Other Assets and Liabilities, Net - (0.0)%
(26)
Net Assets - 100.0%
65,072

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 58,537
Investments, at fair value(>) ........................................................................................................................................................
65,098
Receivables:
Fund shares sold ............................................................................................................................................................... 2
From affiliates .................................................................................................................................................................. 2
Total assets ...............................................................................................................................................................
65,102
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
30
Net Assets ...............................................................................................................................................................
$ 65,072
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 5,430
Shares of beneficial interest .........................................................................................................................................................
62
Additional paid-in capital ............................................................................................................................................................
59,580
Net Assets ...............................................................................................................................................................
$ 65,072
(>)   Investments in affiliated funds ............................................................................................................................................ $ 65,098
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .......................................................................................................................................................
$ 10.51
Net assets ............................................................................................................................................................................. $ 65,071,947
Shares outstanding ($.01 par value) ..................................................................................................................................... 6,189,669
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 559
Expenses
Advisory fees ................................................................................................................................................................... 64
Administrative fees .......................................................................................................................................................... 14
Custodian fees .................................................................................................................................................................. 13
Transfer agent fees .......................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 125
Expense reductions .......................................................................................................................................................... (80)
Net expenses ................................................................................................................................................................................
45
Net investment income (loss) .......................................................................................................................................................
514
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 158
Capital gain distributions from affiliated funds ............................................................................................................... 124
Net realized gain (loss) ................................................................................................................................................................
282
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 2,198
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,198
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,480
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,994

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 514 $ 2,320
Net realized gain (loss) ................................................................................................................ 282 1,703
Net change in unrealized appreciation (depreciation) ................................................................. 2,198 3,568
Net increase (decrease) in net assets from operations ....................................................................... 2,994 7,591
Distributions
To shareholders ............................................................................................................................ (1,319) (2,785)
Net decrease in net assets from distributions ..................................................................................... (1,319) (2,785)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (1,364) (6,223)
Total Net Increase (Decrease) in Net Assets ...................................................................
311 (1,417)
Net Assets
Beginning of period ........................................................................................................................... 64,761 66,178
End of period ......................................................................................................................................
$ 65,072 $ 64,761
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 105 $ 1,082 173 $ 1,710
Proceeds from reinvestment of distributions 129 1,319 279 2,785
Payments for shares redeemed (365) (3,765) (1,073) (10,718)
Total increase (decrease)
(131) $ (1,364) (621) $ (6,223)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.25 9.53 9.27 8.46 10.47 10.48
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
( ‡)( Ƃ)(ƥ)
.08 .35 .33 .21 .14 .36
$ Net Realized and Unrealized Gain (Loss) .39 .80 .26 .74 (1.75) .48
$ Total from Investment Operations .47 1.15 .59 .95 (1.61) .84
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.10) (.43) (.33) (.14) (.16) (.46)
$ Distributions from Net Realized Gain (.11) — — — (.24) (.39)
$ Total Distributions (.21) (.43) (.33) (.14) (.40) (.85)
$ Net Asset Value, End of Period 10.51 10.25 9.53 9.27 8.46 10.47
% Total Return
( ±)( ǿ)
4.66 12.24 6.48 11.32 (15.65) 8.23
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 65,072 64,761 66,178 70,673 71,991 96,988
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.39 .38 .38 .37 .37 .36
% Expenses, Net
(Ƃ)(ɯ)(Π)
.14 .14 .14 .14 .14 .14
% Net Investment Income
( ‡)( Ƃ)(ǿ)
.80 3.52 3.48 2.42 1.57 3.36
% Portfolio Turnover Rate
(ǿ)
2 18 8 32 6 53

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,265
Transfer agent fees 234
Trustees' fees 427
$ 2,926
Transactions (amounts in thousands) during the period ended June 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,299 $ 12 $ 129 $ (7) $ 123 $ 1,298 $ 5 $ —
RIF U.S. Small Cap Equity Fund 1,274 29 192 46 235 1,392 2 12
RIF U.S. Strategic Equity Fund 9,109 318 1,066 31 519 8,911 112 88
RIC Long Duration Bond Fund 2,539 130 67 1 (32) 2,571 46 —
RIC Opportunistic Credit Fund 2,539 97 65 — 17 2,588 43 —
RIC Short Duration Bond Fund 3,174 146 79 — (25) 3,216 58 —
RIF Strategic Bond Fund 26,589 633 704 (74) (73) 26,371 252 —
RIC Emerging Markets Fund 1,610 11 338 106 287 1,676 — —
RIC Global Equity Fund 9,861 125 645 43 839 10,223 — —
RIF International Developed
Markets Fund 1,705 51 192 5 76 1,645 12 24
RIC Multi-Strategy Income Fund 5,097 39 168 7 232 5,207 29 —
$ 64,796 $ 1,591 $ 3,645 $ 158 $ 2,198 $ 65,098 $ 559 $ 124
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 60,032,199 $ 7,484,106 $ (2,418,601) $ 5,065,505

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIC Global Infrastructure Fund Class Y 395,216 4,316
RIF Global Real Estate Securities Fund 296,643 4,470
8,786
Domestic Equities - 21.3%
RIF U.S. Small Cap Equity Fund 341,050 6,088
RIF U.S. Strategic Equity Fund 1,776,188 41,545
47,633
Fixed Income - 32.1%
RIC Long Duration Bond Fund Class Y 823,219 6,454
RIC Opportunistic Credit Fund Class Y 500,126 4,346
RIF Strategic Bond Fund 7,077,783 61,223
72,023
International Equities - 35.8%
RIC Emerging Markets Fund Class Y 313,058 8,268
RIC Global Equity Fund Class Y 5,486,928 66,392
RIF International Developed Markets Fund 387,451 5,676
80,336
Multi-Asset - 6.9%
RIC Multi-Strategy Income Fund Class Y 1,452,521 15,498
Total Investments in Affiliated Funds
(cost $184,453) 224,276
Total Investments - 100.0%
(identified cost $184,453) 224,276
Other Assets and Liabilities, Net - (0.0)%
(61)
Net Assets - 100.0%
224,215

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Balanced Strategy Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 184,453
Investments, at fair value(>) ........................................................................................................................................................
224,276
Receivables:
Investments sold ............................................................................................................................................................... 13
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
224,290
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
75
Net Assets ...............................................................................................................................................................
$ 224,215
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 37,649
Shares of beneficial interest .........................................................................................................................................................
209
Additional paid-in capital ............................................................................................................................................................
186,357
Net Assets ...............................................................................................................................................................
$ 224,215
(>)   Investments in affiliated funds ............................................................................................................................................ $ 224,276
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.73
Net assets ............................................................................................................................................................................. $ 224,215,121
Shares outstanding ($.01 par value) ..................................................................................................................................... 20,895,834
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 11
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,450
Expenses
Advisory fees ................................................................................................................................................................... 220
Administrative fees .......................................................................................................................................................... 47
Custodian fees .................................................................................................................................................................. 13
Transfer agent fees .......................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 330
Expense reductions .......................................................................................................................................................... (176)
Net expenses ................................................................................................................................................................................
154
Net investment income (loss) .......................................................................................................................................................
1,296
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 978
Capital gain distributions from affiliated funds ............................................................................................................... 543
Net realized gain (loss) ................................................................................................................................................................
1,521
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 11,696
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,696
Net realized and unrealized gain (loss) ........................................................................................................................................ 13,217
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 14,513

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,296 $ 6,809
Net realized gain (loss) ................................................................................................................ 1,521 10,082
Net change in unrealized appreciation (depreciation) ................................................................. 11,696 13,228
Net increase (decrease) in net assets from operations ....................................................................... 14,513 30,119
Distributions
To shareholders ............................................................................................................................ (7,885) (16,758)
Net decrease in net assets from distributions ..................................................................................... (7,885) (16,758)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (3,369) (3,974)
Total Net Increase (Decrease) in Net Assets ...................................................................
3,259 9,387
Net Assets
Beginning of period ........................................................................................................................... 220,956 211,569
End of period ......................................................................................................................................
$ 224,215 $ 220,956
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 280 $ 2,872 681 $ 6,819
Proceeds from reinvestment of distributions 761 7,885 1,657 16,758
Payments for shares redeemed (1,364) (14,126) (2,727) (27,551)
Total increase (decrease)
(323) $ (3,369) (389) $ (3,974)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 13
Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.41 9.79 9.21 8.17 10.28 10.26
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.06 .32 .28 .17 .14 .40
$ Net Realized and Unrealized Gain (Loss) .64 1.10 .59 1.01 (1.78) .89
$ Total from Investment Operations .70 1.42 .87 1.18 (1.64) 1.29
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.39) (.29) (.12) (.16) (.51)
$ Distributions from Net Realized Gain (.31) (.41) — (.02) (.31) (.76)
$ Total Distributions (.38) (.80) (.29) (.14) (.47) (1.27)
$ Net Asset Value, End of Period 10.73 10.41 9.79 9.21 8.17 10.28
% Total Return
(±)(ǿ)
6.82 14.96 9.48 14.52 (16.35) 13.04
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 224,215 220,956 211,569 213,091 203,005 260,415
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.30 .30 .30 .31 .31 .31
% Expenses, Net
(Ƃ)(ɯ)(Π)
.14 .14 .14 .14 .14 .14
% Net Investment Income
(‡)(Ƃ)(ǿ)
.58 3.17 2.91 2.01 1.58 3.76
% Portfolio Turnover Rate
(ǿ)
2 19 11 18 6 47

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 7,566
Administrative fees 7,803
Transfer agent fees 808
Trustees' fees 1,150
$ 17,327
Transactions (amounts in thousands) during the period ended June 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 4,369 $ 33 $ 527 $ 74 $ 367 $ 4,316 $ 10 $ —
RIF Global Real Estate Securities
Fund 4,413 50 396 49 354 4,470 16 —
RIF U.S. Small Cap Equity Fund 5,427 139 689 186 1,025 6,088 8 52
RIF U.S. Strategic Equity Fund 41,337 1,113 3,390 61 2,424 41,545 516 406
RIC Long Duration Bond Fund 6,513 184 160 (3) (80) 6,454 115 —
RIC Opportunistic Credit Fund 4,346 109 138 (1) 30 4,346 73 —
RIF Strategic Bond Fund 62,884 1,073 2,375 (45) (314) 61,223 586 —
RIC Emerging Markets Fund 7,682 191 1,513 439 1,469 8,268 — —
RIC Global Equity Fund 63,014 766 3,034 174 5,472 66,392 — —
RIF International Developed
Markets Fund 5,808 259 673 17 265 5,676 40 85
RIC Multi-Strategy Income Fund 15,246 159 618 27 684 15,498 86 —
$ 221,039 $ 4,076 $ 13,513 $ 978 $ 11,696 $ 224,276 $ 1,450 $ 543
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 188,178,073 $ 44,047,291 $ (7,949,200) $ 36,098,091

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 15
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.9%
RIC Global Infrastructure Fund Class Y 340,358 3,717
RIF Global Real Estate Securities Fund 376,345 5,671
9,388
Domestic Equities - 32.9%
RIF U.S. Small Cap Equity Fund 336,132 6,000
RIF U.S. Strategic Equity Fund 2,431,703 56,878
62,878
Fixed Income - 14.0%
RIC Long Duration Bond Fund Class Y 1,181,355 9,262
RIC Opportunistic Credit Fund Class Y 537,083 4,667
RIF Strategic Bond Fund 1,500,024 12,975
26,904
International Equities - 40.2%
RIC Emerging Markets Fund Class Y 367,059 9,694
RIC Global Equity Fund Class Y 4,602,189 55,686
RIF International Developed Markets Fund 782,559 11,465
76,845
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 1,198,295 15,266
Total Investments in Affiliated Funds
(cost $138,455) 191,281
Total Investments - 100.0%
(identified cost $138,455) 191,281
Other Assets and Liabilities, Net - (0.0)%
(49)
Net Assets - 100.0%
191,232

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Aggressive Strategy Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 138,455
Investments, at fair value(>) ........................................................................................................................................................
191,281
Receivables:
Fund shares sold ............................................................................................................................................................... 627
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
191,909
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 626
Fund shares redeemed ...................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................. 16
Other accrued expenses .................................................................................................................................................... 34
Total liabilities ...........................................................................................................................................................
677
Net Assets ...............................................................................................................................................................
$ 191,232
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 51,508
Shares of beneficial interest .........................................................................................................................................................
164
Additional paid-in capital ............................................................................................................................................................
139,560
Net Assets ...............................................................................................................................................................
$ 191,232
(>)   Investments in affiliated funds ............................................................................................................................................ $ 191,281
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 11.66
Net assets ............................................................................................................................................................................. $ 191,232,036
Shares outstanding ($.01 par value) ..................................................................................................................................... 16,397,799
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 17
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,268
Expenses
Advisory fees ................................................................................................................................................................... 185
Administrative fees .......................................................................................................................................................... 39
Custodian fees .................................................................................................................................................................. 13
Transfer agent fees .......................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 283
Expense reductions .......................................................................................................................................................... (145)
Net expenses ................................................................................................................................................................................
138
Net investment income (loss) .......................................................................................................................................................
1,130
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,000
Capital gain distributions from affiliated funds ............................................................................................................... 780
Net realized gain (loss) ................................................................................................................................................................
1,780
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 12,813
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,813
Net realized and unrealized gain (loss) ........................................................................................................................................ 14,593
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 15,723

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,130 $ 4,766
Net realized gain (loss) ................................................................................................................ 1,780 10,280
Net change in unrealized appreciation (depreciation) ................................................................. 12,813 13,749
Net increase (decrease) in net assets from operations ....................................................................... 15,723 28,795
Distributions
To shareholders ............................................................................................................................ (8,492) (14,131)
Net decrease in net assets from distributions ..................................................................................... (8,492) (14,131)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,214 (11,359)
Total Net Increase (Decrease) in Net Assets ...................................................................
8,445 3,305
Net Assets
Beginning of period ........................................................................................................................... 182,787 179,482
End of period ......................................................................................................................................
$ 191,232 $ 182,787
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 227 $ 2,58 3 300 $ 3,215
Proceeds from reinvestment of distributions 765 8,49 2 1,313 14,131
Payments for shares redeemed (875) (9,861) (2,684) (28,705)
Total increase (decrease)
117 $ 1,214 (1,071) $ (11,359)

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 19
Russell Investment Funds
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.23 10.34 9.47 8.16 10.44 10.32
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.07 .28 .25 .15 .11 .46
$ Net Realized and Unrealized Gain (Loss) .88 1.47 .87 1.30 (1.86) 1.27
$ Total from Investment Operations .95 1.75 1.12 1.45 (1.75) 1.73
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07 ) (.39) (.25) (.07) (.11) (.51)
$ Distributions from Net Realized Gain (.45 ) (.47) — (.07) (.42) (1.10)
$ Total Distributions (.52) (.86) (.25) (.14) (.53) (1.61)
$ Net Asset Value, End of Period 11.66 11.23 10.34 9.47 8.16 10.44
% Total Return
(±)(ǿ)
8.74 17.45 11.94 17.96 (17.20) 17.44
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 191,232 182,787 179,482 176,852 163,476 209,426
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.31 .30 .31 .31 .31 .32
% Expenses, Net
(Ƃ)(ɯ)(Π)
.15 .15 .15 .15 .15 .15
% Net Investment Income
(‡)(Ƃ)(ǿ)
.61 2.65 2.46 1.71 1.23 4.20
% Portfolio Turnover Rate
(ǿ)
2 18 8 30 5 53

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 7,438
Administrative fees 6,644
Transfer agent fees 688
Trustees' fees 98 3
$ 15,75 3
Transactions (amounts in thousands) during the period ended June 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 3,595 $ 139 $ 383 $ 51 $ 315 $ 3,717 $ 8 $ —
RIF Global Real Estate Securities
Fund 5,472 105 405 42 457 5,671 20 —
RIF U.S. Small Cap Equity Fund 5,364 103 677 180 1,030 6,000 9 52
RIF U.S. Strategic Equity Fund 55,684 1,268 3,450 73 3,303 56,878 707 556
RIC Long Duration Bond Fund 8,923 623 173 (2) (109) 9,262 160 —
RIC Opportunistic Credit Fund 4,461 255 80 (1) 32 4,667 76 —
RIF Strategic Bond Fund 12,762 637 354 (20) (50) 12,975 120 —
RIC Emerging Markets Fund 9,039 6 1,599 568 1,680 9,694 — —
RIC Global Equity Fund 51,788 515 1,299 82 4,600 55,686 — —
RIF International Developed
Markets Fund 11,442 280 805 21 527 11,465 81 172
RIC Multi-Asset Strategy Fund 14,325 239 332 6 1,028 15,266 87 —
$ 182,855 $ 4,170 $ 9,557 $ 1,000 $ 12,813 $ 191,281 $ 1,268 $ 780
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 141,570,408 $ 51,451,969 $ (1,741,098) $ 49,710,871

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 21
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.4%
RIC Global Infrastructure Fund Class Y 100,188 1,094
RIF Global Real Estate Securities Fund 128,405 1,935
3,029
Domestic Equities - 38.8%
RIF U.S. Small Cap Equity Fund 98,247 1,754
RIF U.S. Strategic Equity Fund 859,297 20,099
21,853
Fixed Income - 4.8%
RIC Long Duration Bond Fund Class Y 208,658 1,636
RIC Opportunistic Credit Fund Class Y 126,160 1,096
2,732
International Equities - 43.1%
RIC Emerging Markets Fund Class Y 129,406 3,418
RIC Global Equity Fund Class Y 1,351,271 16,350
RIF International Developed Markets Fund 306,106 4,484
24,252
Multi-Asset - 7.9%
RIC Multi-Asset Strategy Fund Class Y 350,770 4,469
Total Investments in Affiliated Funds
(cost $39,838) 56,335
Total Investments - 100.0%
(identified cost $39,838) 56,335
Other Assets and Liabilities, Net - (0.0)%
(25)
Net Assets - 100.0%
56,310

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Equity Aggressive Strategy Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 39,838
Investments, at fair value(>) ........................................................................................................................................................
56,335
Receivables:
Investments sold ............................................................................................................................................................... 52
From broker ..................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
56,389
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 51
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 26
Total liabilities ...........................................................................................................................................................
79
Net Assets ...............................................................................................................................................................
$ 56,310
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 15,727
Shares of beneficial interest .........................................................................................................................................................
48
Additional paid-in capital ............................................................................................................................................................
40,535
Net Assets ...............................................................................................................................................................
$ 56,310
(>)   Investments in affiliated funds ............................................................................................................................................ $ 56,335
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 11.65
Net assets ............................................................................................................................................................................. $ 56,309,880
Shares outstanding ($.01 par value) ..................................................................................................................................... 4,833,828
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 23
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 360
Expenses
Advisory fees ................................................................................................................................................................... 54
Administrative fees .......................................................................................................................................................... 11
Custodian fees .................................................................................................................................................................. 13
Transfer agent fees .......................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 19
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 110
Expense reductions .......................................................................................................................................................... (70)
Net expenses ................................................................................................................................................................................
40
Net investment income (loss) .......................................................................................................................................................
320
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 209
Capital gain distributions from affiliated funds ............................................................................................................... 276
Net realized gain (loss) ................................................................................................................................................................
485
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 4,233
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,233
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,718
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,038

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Equity Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Fiscal Year Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 320 $ 1,298
Net realized gain (loss) ................................................................................................................ 485 3,114
Net change in unrealized appreciation (depreciation) ................................................................. 4,233 4,351
Net increase (decrease) in net assets from operations ....................................................................... 5,038 8,763
Distributions
To shareholders ............................................................................................................................ (2,875) (2,966)
Net decrease in net assets from distributions ..................................................................................... (2,875) (2,966)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,189 (892)
Total Net Increase (Decrease) in Net Assets ...................................................................
3,352 4,905
Net Assets
Beginning of period ........................................................................................................................... 52,958 48,053
End of period ......................................................................................................................................
$ 56,310 $ 52,958
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Proceeds from shares sold 58 $ 657 329 $ 3,436
Proceeds from reinvestment of distributions 261 2,875 277 2,966
Payments for shares redeemed (208) (2,343) (681) (7,294)
Total increase (decrease)
111 $ 1,189 (75) $ (892)

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 25
Russell Investment Funds
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/26
(ƣ)
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11 .21 10 .02 9 .07 7 .71 9 .94 9 .50
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.07 .27 .22 .13 .10 .46
$ Net Realized and Unrealized Gain (Loss) .98 1 .54 .96 1 .36 ( 1 .81 ) 1 .36
$ Total from Investment Operations 1 .05 1 .81 1 .18 1 .49 ( 1 .71 ) 1 .82
Less distributions:
– – – – – –
$ Distributions from Net Investment Income ( .06 ) ( .37 ) ( .23 ) ( .05 ) ( .10 ) ( .53 )
$ Distributions from Net Realized Gain ( .55 ) ( .25 ) — ( .08 ) ( .42 ) ( .85 )
$ Total Distributions ( .61 ) ( .62 ) ( .23 ) ( .13 ) ( .52 ) ( 1 .38 )
$ Net Asset Value, End of Period 11 .65 11 .21 10 .02 9 .07 7 .71 9 .94
% Total Return
(±)(ǿ)
9 .73 18 .47 13 .09 19 .52 ( 17 .68 ) 19 .61
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 56,310 52,958 48,053 45,990 42,017 52,075
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.41 .42 .45 .44 .44 .43
% Expenses, Net
(Ƃ)(ɯ)(Π)
.15 .15 .15 .15 .15 .15
% Net Investment Income
(‡)(Ƃ)(ǿ)
.59 2 .53 2 .29 1 .62 1 .18 4 .38
% Portfolio Turnover Rate
(ǿ)
2 24 11 36 9 48

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Equity Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At June 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,957
Transfer agent fees 203
Trustees' fees 249
$ 2,409
Transactions (amounts in thousands) during the period ended June 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
RIC Global Infrastructure Fund $ 1,035 $ 45 $ 92 $ 10 $ 96 $ 1,094 $ 2 $ —
RIF Global Real Estate Securities
Fund 1,838 42 113 (4) 172 1,935 7 —
RIF U.S. Small Cap Equity Fund 1,541 22 161 31 321 1,754 2 15
RIF U.S. Strategic Equity Fund 19,427 443 953 10 1,172 20,099 247 194
RIC Long Duration Bond Fund 1,541 124 10 — (19) 1,636 28 —
RIC Opportunistic Credit Fund 1,027 71 9 — 7 1,096 18 —
RIC Emerging Markets Fund 3,120 2 485 151 630 3,418 — —
RIC Global Equity Fund 14,905 162 70 2 1,351 16,350 — —
RIF International Developed
Markets Fund 4,430 138 298 9 205 4,484 31 67
RIC Multi-Asset Strategy Fund 4,126 93 48 — 298 4,469 25 —
$ 52,990 $ 1,142 $ 2,239 $ 209 $ 4,233 $ 56,335 $ 360 $ 276
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 41,100,282 $ 15,238,098 $ (3,112) $ 15,234,986

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2026 (Unaudited)
Notes to Financial Highlights 27
(ƣ) For the period ended June 30, 2026 (Unaudited).
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(Ƃ) Reflects amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC (“RIFUS”).
(ƥ) Average daily shares outstanding were used for this calculation.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(Π) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2026 (Unaudited)
28 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the six months ended June 30, 2026.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each
Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of June 30, 2026. The equity Underlying Funds in which the Funds may invest include the RIF U.S.
Strategic Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global Equity and RIC Emerging Markets
Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Long Duration
Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds. The alternative Underlying
Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each
Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a
Fund’s target strategic asset allocation by up to +/-5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Aggressive
Strategy
Fund
Equity
Aggressive
Strategy
Fund
Equity
36% 55.5% 72.5% 81.5%
Fixed Income
54% 33.5% 14.5% 5%
Multi-Asset
8% 7% 8% 8%
Alternative #
2% 4% 5% 5.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 29
from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’
Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The
CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’
financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Fund’s Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation
Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses.
The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the
Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
30 Notes to Financial Statements
unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of June 30, 2026, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2026, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2022 through December 31, 2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP may primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 31
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions
Underlying Funds
During the period ended June 30, 2026, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Funds Purchases Sales
Moderate Strategy Fund $ 1,591,407 $ 3,645,238
Balanced Strategy Fund 4,075,539 13,512,500
Aggressive Strategy Fund 4,169,509 9,557,193
Equity Aggressive Strategy Fund 1,142,353 2,238,937

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
32 Notes to Financial Statements
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM. In addition, each Fund pays an annual administrative fee of up to 0.0425%
to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total
Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2026:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended June 30, 2026. With respect to such waivers, direct
Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2026, RIM contractually agreed, until April 30, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
For the Balanced Strategy Fund, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2026, RIM contractually agreed, until April 30, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
For the Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2026, RIM contractually agreed, until April 30, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2026, RIM contractually agreed, until April
30, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
For the period ended June 30, 2026, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Funds Advisory Administrative
Moderate Strategy Fund
$ 64,061 $ 13,613
Balanced Strategy Fund
219,742 46,695
Aggressive Strategy Fund
184,550 39,217
Equity Aggressive Strategy Fund
53,707 11,413
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 64,061 $ 15,596 $ 79,657
Balanced Strategy Fund 175,818 — 175,818
Aggressive Strategy Fund 144,769 — 144,769
Equity Aggressive Strategy Fund 53,707 16,241 69,948

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 33
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2026 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for
RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, RIF, Russell Investments Exchange Traded Funds (“RIETF”), the Russell
Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy Infrastructure Fund (“RINEIF”). Each of
the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2026, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,251,000. Trustees’ fees accrued for each Fund for the period ended June 30, 2026 are shown in each Fund’s Statement of Operations.
5. Federal Income Taxes
As of June 30, 2026, there were no net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any.
6. Significant Shareholders
The Funds provide the investment base for one or more variable insurance products issued by one or more insurance companies and insurance company separate accounts have significant record ownership of the Funds. Shareholder concentration may subject the
Funds to additional risks, including the potential for large redemptions.
As of June 30, 2026, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 10, 2027, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2026.
Funds Amount
Moderate Strategy Fund
$ 1,409
Balanced Strategy Fund
4,834
Aggressive Strategy Fund
4,060
Equity Aggressive Strategy Fund
1,182
Funds # of Shareholders %
Moderate Strategy Fund
2 96.6
Balanced Strategy Fund
2 94.9
Aggressive Strategy Fund
2 96.3
Equity Aggressive Strategy Fund
2 94.6

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34 Notes to Financial Statements
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees' Retirement System, has agreed to acquire Russell
Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.
As required by the Investment Company Act, the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Investment Company, on behalf of the Funds. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Investment Company and RIM will be required for RIM to continue in its capacity as an investment adviser to each Fund. The New Advisory Agreement is subject to the approval of the Board and respective shareholders of each Fund. If approved by the Board, shareholders of the Funds as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement at a special meeting of shareholders which
RIM expects to be held in the fourth quarter of 2026 or the first quarter of 2027 through a proxy solicitation that will describe the
Transaction in greater detail. Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on substantially similar terms to the current agreement for fees that do not exceed those that are currently in effect with respect to each Fund.

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Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 35
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 18, 2026 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the
Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying
Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information
(the “Third-Party Provider”) comparing (i) the performance of the Funds and the Underlying Funds over various time periods and
(ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider to be generally comparable to the Funds and the Underlying Funds
(the “Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for the
Underlying Funds that are series of Russell Investment Funds (“RIF Underlying Funds”) and comparisons for Class S shares of the
Underlying Funds that are series of Russell Investment Company (“RIC Underlying Funds”), except for the Long Duration Bond
Fund, for which the Third-Party Information showed performance comparisons for Class S since first being issued on September
11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 8, 2026 and April 13, 2026, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. On April 14, 2026, Independent Counsel provided a list of follow-up questions and requests to RIM on behalf of the Independent Trustees related to the Agreement Evaluation Information received prior to that date (the “Follow-Up Questions and Requests”). At a meeting held in person on April 20, 2026, the Independent
Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At meetings held in person on April 20-21, 2026 (together, the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting: (1) met in an executive session with a representative of TA Associates
Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive
Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the
President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of RIM’s ultimate parent company, were present; (2) met with representatives of RIM, during which, among other things, RIM addressed the Follow-Up Questions and Requests that had not otherwise been addressed; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees requested certain additional information. RIM provided

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36 Basis for Approval of Investment Advisory Agreement
information to the Board in response to those requests on May 5, 2026. On May 11, 2026, the Independent Trustees met by video conference in a private session with Independent Counsel to further discuss the Agreement Evaluation Information provided to date.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have
(1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying
Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Long Duration Bond Fund, a RIC Underlying
Fund, does not employ a manager-of-managers method of investment and is instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target strategic asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target strategic asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM evaluates the Funds’ target strategic asset allocation on a periodic basis relative to peer allocations, current market conditions, RIM’s capital markets forecasts and RIM’s desired asset class exposures. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s target strategic asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers
Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-
of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy

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Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 37
through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money
Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the
Manager-of-Managers Underlying Funds benefit from emulation over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the
Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow scope of portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for
Money Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools

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in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account
Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager
Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying
Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate. The Board further considered that
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory
Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Underlying Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the
Funds and the Underlying Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds and Underlying Funds, how Russell Investments measures performance success, and recent and planned investment process enhancements.

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The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM
Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940
Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review
Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, and the current debt and leverage levels, a recent strategic financing transaction and the current capital structure of Russell Investments Group, Ltd. were discussed. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds. The Board was aware of the public reports regarding a potential sale of Russell Investments by its current owners, including TA Associates, and a member of Russell Investments’ senior management answered questions from the Board and advised the Board that no decision regarding such a sale had been made.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the
RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as “optimization,”
which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying
Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2025, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.

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The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services, as well as changes in the allocation of Fund assets among the Underlying Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Underlying Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.

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• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future, and described factors that may be considered in determining whether to renegotiate fees. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark and name changes for certain Funds and Underlying Funds to comply with new SEC regulations.
• Modifications to the target strategic asset allocation of the Funds to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
• RIM has developed an evolution in its portfolio construction process that RIM intends to initially implement for a Manager-
of-Managers Underlying Fund, the RIF U.S. Strategic Equity Fund, where all Fund assets other than the Fund’s liquidity reserve will be allocated to Money Manager strategies and the Direct Management Services described above will be eliminated, with
RIM managing benchmark relative exposures by systematically adjusting the weights of securities in non-discretionary Money
Managers’ model portfolios.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of Underlying Funds with changes to their contractual Advisory Fee waivers and expense caps that were implemented during or after fiscal year 2025, RIM provided comparisons and discussion of the Management Fees and total expenses of such Underlying Funds on an adjusted basis to reflect the annualized impact of changes to contractual Advisory Fee waivers and expense caps, as applicable, that were implemented during or after fiscal year 2025.
The Third-Party Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that the Moderate Strategy Fund, Balanced Strategy Fund and Aggressive Strategy Fund each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its
Expense Universe for that expense component, and the Equity Aggressive Strategy Fund had a Management Fee which, compared with the management fees of its Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the
Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe.
The comparisons were based upon the latest fiscal years for the Expense Universe funds and the Third-Party Information.
The Funds and the RIF Underlying Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the
Funds and the RIF Underlying Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the RIF Underlying Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit the Funds’ and RIF Underlying Funds’ Insurance Contract Holders and are necessary for the operation of the Funds and the RIF Underlying Funds.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds and Underlying Funds increased in 2025, and RIM’s 2025 pre-tax profit margin in providing investment advisory services to the Funds is slightly higher than the

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42 Basis for Approval of Investment Advisory Agreement
median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2025 reflecting the prior 12 months.
The Board considered each Fund’s and Underlying Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/
or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-over-
year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the
Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year, and those proposed to be implemented in the future. In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds. However, the Board has
received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying
Funds). The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds and the Underlying Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the
Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying
Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.

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With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for each Fund ranked in the second quintile of its respective Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds, the Board focused on each Fund’s performance for the 3-year period ended December 31, 2025 as most relevant, but also considered Fund and Underlying Fund performance for the 1- and
5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers
Underlying Funds, including changes in Money Managers or their allocations and changes to investment strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
The Board considered that the performance of each Fund ranked in the third quintile of its Performance Universe or better for the
3-year period ended December 31, 2025.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-
Managers Underlying Funds’ performance relative to their primary or secondary benchmarks, whichever RIM uses to assess Fund performance, in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Underlying Funds in which the Funds were invested as of
December 31, 2025, for the 1-year period ended December 31, 2025, the RIC Global Equity Fund, RIC Emerging Markets Fund,
RIC Short Duration Bond Fund, RIF Strategic Bond Fund, RIC Multi-Strategy Income Fund and RIC Multi-Asset Strategy Fund
outperformed their respective benchmarks; for the 3-year period ended December 31, 2025, the RIF Global Real Estate Securities
Fund, RIC Opportunistic Credit Fund, RIC Short Duration Bond Fund and RIC Multi-Strategy Income Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2025, the RIF U.S. Small Cap Equity Fund and RIC Short
Duration Bond Fund outperformed their respective benchmarks. The RIC Underlying Fund that is not a Manager-of-Managers
Underlying Fund, the RIC Long Duration Bond Fund, did not outperform its benchmark for the 1-, 3- or 5-year periods ended
December 31, 2025.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
44 Basis for Approval of Investment Advisory Agreement
strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money
Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying
Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2026 (Unaudited)
Adviser and Service Providers 45
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List.

(a)          Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)          Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 13, 2026

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  August 13, 2026